Delaware Life NY Variable

Account C – Regatta

Financial Statements as of and for the Year Ended December 31, 2020 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2020

Page(s)
Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statements of Assets and Liabilities	4-10

Statements of Operations	11-49

Statements of Changes in Net Assets	50-107

Notes to the Financial Statements	108-140

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Variable Account C:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Variable Account C – Regatta indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Variable Account C – Regatta as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1) (1)	MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)	MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)
AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)	MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)	MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)	MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)	MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)	MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)
CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)	MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)
CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90) (1)	MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)	MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)	MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)	MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)
First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)	MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)	MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)	MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)	MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)	MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)	MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)	MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)	MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)
Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)	MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)
Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)	MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)	MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)
Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)	MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)	MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)	MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)	Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)
MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)	Invesco Oppenheimer V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)
MFS VIT Total Return Series Service Class Sub-Account (M35) (1)	Invesco Oppenheimer V.I. Global Fund, Series II Sub-Account (O20) (1)
MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)	Invesco Oppenheimer V.I. Main Street Fund, Series II Sub-Account (O21) (1)
MFS VIT I Growth Series Service Class Sub-Account (M80) (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)	PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)
MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)	PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)
MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)	PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)
MFS VIT I Research Series Service Class Sub-Account (M82) (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)
MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)
MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)	PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)
MFS VIT I Value Series Initial Class Sub-Account (M83) (1)	PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)
MFS VIT I Value Series Service Class Sub-Account (M08) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)	Putnam VT Equity Income Fund Class IB Sub-Account (P72) (1)
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)	Wanger Select Fund Sub-Account (W41) (1)
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

2

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Account C – Regatta based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Account C – Regatta in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We have served as the auditor of one or more of the subaccounts of Variable Account C – Regatta since 2013.

3

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)	154,962	$1,650,952	$1,622,456	$—	$1,622,456	$—	$1,622,456
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	619,297	7,238,212	8,546,297	—	8,546,297	—	8,546,297
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	9,224	182,775	250,147	—	250,147	—	250,147
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	79,818	1,066,611	1,144,589	—	1,144,589	—	1,144,589
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74)	49,472	704,888	850,424	—	850,424	—	850,424
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	1,755,445	25,059,928	28,596,191	—	28,596,191	130	28,596,061
Columbia Variable Portfolio—Large Cap Growth Fund Class 1 Sub-Account (C59)¹	—	—	—	—	—	—	—
Columbia Variable Portfolio—Large Cap Growth Fund Class 2 Sub-Account (C60)	95,050	1,285,536	2,728,879	—	2,728,879	484	2,728,395
CTIVP—Loomis Sayles Growth Fund Class 1 Sub-Account (C89)¹	—	—	—	—	—	—	—
CTIVP—Loomis Sayles Growth Fund Class 2 Sub-Account (C90)	19,912	454,624	960,960	—	960,960	—	960,960
Columbia Variable Portfolio—Overseas Core Fund Class 2 Sub-Account (C58)	22,141	272,644	311,964	—	311,964	—	311,964
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	254,487	4,243,753	5,761,578	—	5,761,578	—	5,761,578
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	315,687	10,100,591	14,752,034	—	14,752,034	152	14,751,882
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	2,273	27,781	32,209	—	32,209	—	32,209
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	35,159	427,924	493,628	—	493,628	—	493,628
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	51,605	624,739	769,944	—	769,944	—	769,944
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	128,959	3,622,086	4,808,890	—	4,808,890	597	4,808,293
First Eagle Overseas Variable Fund Sub-Account (FE3)	758,237	19,420,996	19,395,691	—	19,395,691	51	19,395,640
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	99,702	806,360	1,160,530	—	1,160,530	265	1,160,265
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	442,290	5,816,930	5,873,611	10	5,873,621	—	5,873,621
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	231,895	1,439,242	1,259,192	—	1,259,192	—	1,259,192
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	8,163	131,420	115,669	—	115,669	—	115,669
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	84,538	940,949	944,289	—	944,289	3	944,286
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	252,411	3,779,834	3,796,262	—	3,796,262	29	3,796,233
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	5,574	87,433	86,124	—	86,124	—	86,124
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	636,630	11,340,605	10,561,699	—	10,561,699	42	10,561,657
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	1,335	22,282	22,356	—	22,356	—	22,356
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	116,019	1,530,513	1,682,271	24	1,682,295	—	1,682,295
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	3,591	46,161	53,826	—	53,826	—	53,826
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	67,149	729,684	695,664	—	695,664	—	695,664
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	127	1,539	1,357	—	1,357	—	1,357
Invesco V.I. American Value Fund Series II Sub-Account (V35)	10,933	155,204	170,773	—	170,773	—	170,773
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	108,667	1,729,013	1,746,278	—	1,746,278	—	1,746,278
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	232,613	4,027,963	4,145,156	—	4,145,156	—	4,145,156
Invesco V.I. International Growth Fund II Sub-Account (AC1)	4,910	165,788	205,627	—	205,627	—	205,627
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88)	181,465	1,989,360	2,126,774	—	2,126,774	—	2,126,774
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94)	34,059	986,825	1,255,089	—	1,255,089	—	1,255,089
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	119,703	2,200,601	2,529,318	—	2,529,318	—	2,529,318
Lord Abbett Series Fund—Growth Opportunities Portfolio VC Sub-Account (L18)	99,137	1,213,734	1,629,819	—	1,629,819	—	1,629,819
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	160,221	2,560,321	2,661,278	—	2,661,278	4	2,661,274
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	1,541,191	1,541,191	1,541,191	—	1,541,191	4,094	1,537,097
MFS VIT Total Return Series Initial Class Sub-Account (M07)	309,792	7,140,050	8,060,794	14,748	8,075,542	—	8,075,542
MFS VIT Total Return Series Service Class Sub-Account (M35)	859,156	19,412,414	21,908,469	—	21,908,469	16,908	21,891,561
MFS VIT I Growth Series Initial Class Sub-Account (M31)	106,873	4,481,483	7,888,270	6,141	7,894,411	—	7,894,411
MFS VIT I Growth Series Service Class Sub-Account (M80)	13,968	716,221	980,985	—	980,985	—	980,985
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	110,485	947,833	1,273,892	—	1,273,892	—	1,273,892
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	30,661	598,303	826,616	14,831	841,447	—	841,447

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	89,950	$1,509,542	$2,123,709	$21 $	2,123,730	$—	$2,123,730
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	2,298,654	30,216,537	31,859,344	—	31,859,344	89	31,859,255
MFS VIT I Research Series Service Class Sub-Account (M82)	336,486	8,894,048	10,881,956	—	10,881,956	64	10,881,892
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	94,833	3,017,776	3,350,437	32,210	3,382,647	—	3,382,647
MFS VIT I Utilities Series Service Class Sub-Account (M40)	77,411	2,253,931	2,685,403	—	2,685,403	—	2,685,403
MFS VIT I Value Series Initial Class Sub-Account (M83)	417,224	7,999,274	8,511,377	6,292	8,517,669	—	8,517,669
MFS VIT I Value Series Service Class Sub-Account (M08)	340,272	6,342,633	6,791,834	85	6,791,919	—	6,791,919
MFS VIT II Blended Research Core Equity Portfolio I Class Sub- Account (MB6)	153,658	7,046,474	8,801,545	194,787	8,996,332	—	8,996,332
MFS VIT II Blended Research Core Equity Portfolio S Class Sub- Account (MB7)	61,426	2,912,780	3,481,639	32	3,481,671	—	3,481,671
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	75,286	880,803	956,891	—	956,891	3,721	953,170
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	955,225	11,010,976	11,978,521	—	11,978,521	119	11,978,402
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	62,454	1,426,424	1,741,213	—	1,741,213	3,788	1,737,425
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	71,732	1,608,549	1,972,642	—	1,972,642	—	1,972,642
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	15,016	225,294	259,472	2,325	261,797	—	261,797
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	88,512	1,217,631	1,504,709	—	1,504,709	—	1,504,709
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	18,388	201,752	214,954	804	215,758	—	215,758
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	183	1,939	2,099	—	2,099	—	2,099
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	61,928	1,274,659	1,934,002	28,548	1,962,550	—	1,962,550
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	379	7,219	11,807	—	11,807	—	11,807
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	133,931	2,945,085	4,647,417	3,566	4,650,983	—	4,650,983
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	1,482	31,238	51,186	—	51,186	—	51,186
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	74,937	1,100,335	1,183,255	4,551	1,187,806	—	1,187,806
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	1,963,139	29,732,606	30,409,019	—	30,409,019	132	30,408,887
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	90,031	1,156,976	1,157,795	17,954	1,175,749	—	1,175,749
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	876,923	11,036,851	11,215,840	—	11,215,840	157	11,215,683
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	222,169	1,281,393	1,261,920	54,252	1,316,172	—	1,316,172
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	359,066	2,010,769	2,014,362	10	2,014,372	—	2,014,372
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	22,646	295,198	364,381	354	364,735	—	364,735
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	50,747	657,954	806,882	—	806,882	—	806,882
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub- Account (M98)	42,411	810,208	1,486,490	9,767	1,496,257	—	1,496,257
MFS VIT II International Intrinsic Value Portfolio Service Class Sub- Account (M93)	113,627	2,782,294	3,916,728	—	3,916,728	939	3,915,789
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	390,841	6,739,382	9,794,474	4,076	9,798,550	—	9,798,550
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	31,410	541,332	774,879	—	774,879	29	774,850
MFS U.S. Government Money Market Portfolio Service Class Sub- Account (MD9)	8,107,288	8,107,288	8,107,288	—	8,107,288	4	8,107,284
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	19,320	305,967	350,458	2,004	352,462	—	352,462
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	118,884	1,714,522	2,128,018	—	2,128,018	176	2,127,842
MFS VIT II Income Portfolio I Class Sub-Account (MA5) ²	136,690	1,353,921	1,436,616	—	1,436,616	3	1,436,613

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Income Portfolio S Class Sub-Account (MA7) ²	4,402	$43,432	$45,918	$—	$45,918	$—	$45,918
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	258,955	2,666,439	2,719,024	—	2,719,024	446	2,718,578
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	2,232,423	25,263,265	26,766,747	905	26,767,652	—	26,767,652
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	4,113	56,050	61,611	—	61,611	23	61,588
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	180,193	2,835,134	3,182,205	—	3,182,205	252	3,181,953
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	2,072,108	23,507,884	25,694,140	—	25,694,140	—	25,694,140
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	691,135	7,118,518	8,238,333	—	8,238,333	—	8,238,333
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	1,135,336	11,654,156	11,864,260	—	11,864,260	851	11,863,409
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	659,318	6,762,230	6,889,875	—	6,889,875	—	6,889,875
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	189,629	1,448,670	1,628,910	—	1,628,910	3	1,628,907
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	182,586	1,321,898	1,551,984	—	1,551,984	—	1,551,984
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	7,827,982	99,127,574	108,495,832	—	108,495,832	540	108,495,292
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	80,920	639,948	701,573	—	701,573	—	701,573
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	12,812	500,514	833,780	—	833,780	—	833,780
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	12,532	162,516	355,906	—	355,906	—	355,906
Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	22,556	1,209,555	1,548,253	—	1,548,253	65	1,548,188
Invesco Oppenheimer V.I. Conservative Balanced Fund, Series II Sub-Account (O23)	39,296	579,762	694,753	—	694,753	—	694,753
Invesco Oppenheimer V.I. Global Fund, Series II Sub-Account (O20)	45,252	1,743,866	2,324,149	—	2,324,149	4	2,324,145
Invesco Oppenheimer V.I. Main Street Fund, Series II Sub-Account (O21)	339,197	9,319,550	10,006,318	—	10,006,318	762	10,005,556
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	4,703	94,322	126,545	—	126,545	—	126,545
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	91,400	953,614	1,011,796	—	1,011,796	—	1,011,796
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	181,679	1,934,020	2,036,619	—	2,036,619	—	2,036,619
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	5,263	36,916	32,264	—	32,264	—	32,264
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	319,152	1,982,693	1,930,869	—	1,930,869	95	1,930,774
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	62,569	813,444	840,924	—	840,924	—	840,924
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	1,720	21,960	23,117	—	23,117	—	23,117
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	3,217,155	37,436,061	42,530,792	—	42,530,792	137	42,530,655
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	4,445	33,150	39,342	—	39,342	—	39,342
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	139,365	1,756,259	1,939,956	—	1,939,956	5	1,939,951
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	581,198	6,347,694	6,736,089	—	6,736,089	546	6,735,543
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3)	86,658	856,201	805,053	—	805,053	—	805,053
Putnam VT Equity Income Fund Class IB Sub-Account (P72)	18,593	410,712	474,307	—	474,307	—	474,307
Wanger Select Fund Sub-Account (W41)	337	5,676	6,885	—	6,885	—	6,885

[1]	This Sub-Account is active but had zero balance as of December 31, 2020.
[2]	This Sub-Account had a name change in 2020. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
AL1	94,370	$1,622,456	$—	$1,622,456
AO5	641,847	8,546,297	—	8,546,297
AM2	19,046	250,147	—	250,147
A98	151,581	1,144,589	—	1,144,589
A74	38,021	850,424	—	850,424
B18	1,386,130	28,586,521	9,540	28,596,061
C59	—	—	—	—
C60	125,438	2,722,946	5,449	2,728,395
C89	—	—	—	—
C90	44,253	960,960	—	960,960
C58	23,977	311,964	—	311,964
FD7	239,340	5,761,578	—	5,761,578
F24	495,871	14,690,844	61,038	14,751,882
F88	1,679	32,209	—	32,209
FB9	24,766	493,628	—	493,628
F15	36,447	769,944	—	769,944
F41	195,100	4,801,610	6,683	4,808,293
FE3	1,184,029	19,345,130	50,510	19,395,640
T21	58,638	1,157,390	2,875	1,160,265
T20	313,938	5,870,851	2,770	5,873,621
FE6	72,532	1,259,192	—	1,259,192
T59	11,697	115,669	—	115,669
F56	40,015	943,407	879	944,286
F59	240,191	3,781,166	15,067	3,796,233
FF0	5,641	86,124	—	86,124
F54	462,401	10,522,970	38,687	10,561,657
FG8	1,217	22,356	—	22,356
F53	44,108	1,679,381	2,914	1,682,295
FJ9	2,291	53,826	—	53,826
T28	46,778	695,664	—	695,664

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Value Applicable to Owners of	Reserve for Variable	Net Assets
FJ0	113	$1,357	$—	$1,357
V35	8,753	170,773	—	170,773
V13	96,800	1,746,278	—	1,746,278
V11	197,004	4,145,156	—	4,145,156
AC1	12,007	205,627	—	205,627
J88	185,078	2,126,774	—	2,126,774
J94	37,985	1,255,089	—	1,255,089
L11	247,079	2,529,318	—	2,529,318
L18	35,752	1,629,819	—	1,629,819
L17	96,340	2,659,814	1,460	2,661,274
MD8	133,068	1,488,043	49,054	1,537,097
M07	501,626	7,936,725	138,817	8,075,542
M35	1,415,890	21,649,528	242,033	21,891,561
M31	104,014	7,804,565	89,846	7,894,411
M80	16,700	980,985	—	980,985
M41	29,279	1,273,892	—	1,273,892
M05	32,246	678,673	162,774	841,447
M42	66,695	2,123,072	658	2,123,730
M89	2,620,433	31,852,728	6,527	31,859,255
M82	422,559	10,819,527	62,365	10,881,892
M44	245,696	3,307,188	75,459	3,382,647
M40	203,811	2,685,403	—	2,685,403
M83	419,190	8,432,611	85,058	8,517,669
M08	320,952	6,784,872	7,047	6,791,919
MB6	159,778	8,499,258	497,074	8,996,332
MB7	96,099	3,480,669	1,002	3,481,671
MC0	35,215	874,770	78,400	953,170
MA0	613,338	11,969,641	8,761	11,978,402
MC2	34,831	1,728,390	9,035	1,737,425
MC1	67,928	1,972,642	—	1,972,642
MC3	9,020	229,256	32,541	261,797
MA1	82,823	1,504,709	—	1,504,709
MC4	10,479	212,755	3,003	215,758
MC5	124	2,099	—	2,099
MC6	29,379	1,877,547	85,003	1,962,550
MC7	278	11,807	—	11,807
MC8	117,645	4,568,838	82,145	4,650,983
MC9	1,626	51,186	—	51,186
MD0	33,286	1,112,998	74,808	1,187,806

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Value Applicable to Owners of	Reserve for Variable	Net Assets
M92	2,109,915	$30,366,070	$42,817	$30,408,887
M96	51,604	1,148,460	27,289	1,175,749
MD2	834,844	11,200,653	15,030	11,215,683
MA6	40,524	1,197,473	118,699	1,316,172
MA3	95,721	2,014,057	315	2,014,372
M97	10,091	286,488	78,247	364,735
MD5	42,267	806,882	—	806,882
M98	23,134	1,438,772	57,485	1,496,257
M93	169,947	3,901,571	14,218	3,915,789
MD6	283,386	9,443,033	355,517	9,798,550
MB3	17,936	772,584	2,266	774,850
MD9	916,835	8,102,757	4,527	8,107,284
ME2	12,892	313,815	38,647	352,462
ME3	80,013	2,124,188	3,654	2,127,842
MA5	60,449	1,385,800	50,813	1,436,613
MA7	2,236	45,918	—	45,918
MF3	120,273	2,713,437	5,141	2,718,578
MF5	1,376,040	26,551,484	216,168	26,767,652
MF6	1,896	59,815	1,773	61,588
MF7	142,244	3,179,075	2,878	3,181,953
MF9	875,946	25,694,140	—	25,694,140
MG1	603,477	8,238,333	—	8,238,333
MF2	1,112,875	11,845,887	17,522	11,863,409
MG2	669,911	6,889,875	—	6,889,875
MG3	65,955	1,627,861	1,046	1,628,907
MG4	65,011	1,551,984	—	1,551,984
MG6	4,424,123	108,319,554	175,738	108,495,292
MG7	22,180	701,573	—	701,573
V44	12,496	833,780	—	833,780
V43	5,157	355,906	—	355,906
O19	40,665	1,543,147	5,041	1,548,188
O23	54,505	694,753	—	694,753
O20	61,725	2,322,857	1,288	2,324,145
O21	299,901	9,994,358	11,198	10,005,556
O04	2,787	126,545	—	126,545
P08	60,784	1,011,796	—	1,011,796
PC0	155,071	2,036,619	—	2,036,619
P70	6,660	32,264	—	32,264

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Value Applicable to Owners of	Reserve for Variable	Net Assets
P10	355,494	$1,923,767	$7,007	$1,930,774
PK8	24,830	840,924	—	840,924
P20	1,664	23,117	—	23,117
PD6	2,754,821	42,485,980	44,675	42,530,655
PH2	2,145	39,342	—	39,342
P06	119,334	1,938,288	1,663	1,939,951
P07	382,467	6,700,668	34,875	6,735,543
PI3	86,264	805,053	—	805,053
P72	17,614	474,307	—	474,307
W41	202	6,885	—	6,885

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	AL1 Sub-Account	AO5 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$32,709	$123,462	$2,843
Expenses:
Mortality and expense risk charges	(19,729)	(99,567)	(3,302)
Distribution and administrative expense charges	(6,263)	(35,955)	(975)

Net investment income (loss)	6,717	(12,060)	(1,434)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(31,019)	152,353	27,204
Realized gain distributions	46,609	—	22,200

Net realized gains (losses)	15,590	152,353	49,404

Net change in unrealized appreciation (depreciation)	94,612	82,609	21,761

Net realized and change in unrealized gains (losses)	110,202	234,962	71,165

Net increase (decrease) in net assets from operations	$116,919	$222,902	$69,731

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	A98 Sub-Account	A74 Sub-Account	B18 Sub-Account
Income:
Dividend income	$16,884	$6,822	$327,037
Expenses:
Mortality and expense risk charges	(14,788)	(10,289)	(348,046)
Distribution and administrative expense charges	(3,539)	(3,402)	(110,129)

Net investment income (loss)	(1,443)	(6,869)	(131,138)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22,986)	(128,584)	182,223
Realized gain distributions	—	42,027	1,613,477

Net realized gains (losses)	(22,986)	(86,557)	1,795,700

Net change in unrealized appreciation (depreciation)	51,406	216,969	3,042,032

Net realized and change in unrealized gains (losses)	28,420	130,412	4,837,732

Net increase (decrease) in net assets from operations	$26,977	$123,543	$4,706,594

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	C60 Sub-Account	C90 Sub-Account	C58 Sub-Account
Income:
Dividend income	$—	$—	$4,387
Expenses:
Mortality and expense risk charges	(36,953)	(14,872)	(3,794)
Distribution and administrative expense charges	(9,629)	(4,588)	(1,410)

Net investment income (loss)	(46,582)	(19,460)	(817)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	495,139	412,139	(4,576)
Realized gain distributions	—	—	3,504

Net realized gains (losses)	495,139	412,139	(1,072)

Net change in unrealized appreciation (depreciation)	300,984	(135,934)	38,100

Net realized and change in unrealized gains (losses)	796,123	276,205	37,028

Net increase (decrease) in net assets from operations	$749,541	$256,745	$36,211

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	FD7 Sub-Account	F24 Sub-Account	F88 Sub-Account
Income:
Dividend income	$66,593	$11,708	$328
Expenses:
Mortality and expense risk charges	(77,136)	(185,183)	(1,697)
Distribution and administrative expense charges	(20,497)	(53,423)	(406)

Net investment income (loss)	(31,040)	(226,898)	(1,775)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	336,322	568,578	15,749
Realized gain distributions	86,602	78,481	5,671

Net realized gains (losses)	422,924	647,059	21,420

Net change in unrealized appreciation (depreciation)	702,764	3,007,782	(10,889)

Net realized and change in unrealized gains (losses)	1,125,688	3,654,841	10,531

Net increase (decrease) in net assets from operations	$1,094,648	$3,427,943	$8,756

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	FB9 Sub-Account	F15 Sub-Account	F41 Sub-Account
Income:
Dividend income	$4,729	$7,297	$18,890
Expenses:
Mortality and expense risk charges	(6,037)	(8,955)	(64,576)
Distribution and administrative expense charges	(1,951)	(2,497)	(18,749)

Net investment income (loss)	(3,259)	(4,155)	(64,435)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,052	7,499	(224,630)
Realized gain distributions	22,086	40,731	—

Net realized gains (losses)	30,138	48,230	(224,630)

Net change in unrealized appreciation (depreciation)	21,869	42,799	1,121,289

Net realized and change in unrealized gains (losses)	52,007	91,029	896,659

Net increase (decrease) in net assets from operations	$48,748	$86,874	$832,224

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	FE3 Sub-Account	T21 Sub-Account	T20 Sub-Account
Income:
Dividend income	$484,043	$55,391	$190,861
Expenses:
Mortality and expense risk charges	(243,839)	(16,254)	(72,899)
Distribution and administrative expense charges	(76,712)	(3,995)	(18,265)

Net investment income (loss)	163,492	35,142	99,697

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(427,174)	113,821	(272,509)
Realized gain distributions	855,731	34,761	—

Net realized gains (losses)	428,557	148,582	(272,509)

Net change in unrealized appreciation (depreciation)	360,132	(27,683)	59,391

Net realized and change in unrealized gains (losses)	788,689	120,899	(213,118)

Net increase (decrease) in net assets from operations	$952,181	$156,041	$(113,421)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	FE6 Sub-Account	T59 Sub-Account	F56 Sub-Account
Income:
Dividend income	$17,424	$15,688	$26,221
Expenses:
Mortality and expense risk charges	(15,031)	(1,953)	(12,434)
Distribution and administrative expense charges	(3,832)	(575)	(3,138)

Net investment income (loss)	(1,439)	13,160	10,649

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,436)	(23,111)	(106,685)
Realized gain distributions	310,447	—	—

Net realized gains (losses)	283,011	(23,111)	(106,685)

Net change in unrealized appreciation (depreciation)	(169,763)	(3,859)	120,766

Net realized and change in unrealized gains (losses)	113,248	(26,970)	14,081

Net increase (decrease) in net assets from operations	$111,809	$(13,810)	$24,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	F59 Sub-Account	FF0 Sub-Account	F54 Sub-Account
Income:
Dividend income	$215,975	$5,215	$289,506
Expenses:
Mortality and expense risk charges	(45,410)	(1,164)	(130,662)
Distribution and administrative expense charges	(14,144)	(435)	(33,381)

Net investment income (loss)	156,421	3,616	125,463

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(41,945)	(1,152)	(386,545)
Realized gain distributions	3,059	75	402,492

Net realized gains (losses)	(38,886)	(1,077)	15,947

Net change in unrealized appreciation (depreciation)	(133,027)	(2,284)	(586,396)

Net realized and change in unrealized gains (losses)	(171,913)	(3,361)	(570,449)

Net increase (decrease) in net assets from operations	$(15,492)	$255	$(444,986)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	FG8 Sub-Account	F53 Sub-Account	FJ9 Sub-Account
Income:
Dividend income	$587	$26,714	$806
Expenses:
Mortality and expense risk charges	(218)	(21,259)	(635)
Distribution and administrative expense charges	(63)	(6,989)	(216)

Net investment income (loss)	306	(1,534)	(45)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(413)	(208,489)	(8,036)
Realized gain distributions	834	113,624	3,648

Net realized gains (losses)	421	(94,865)	(4,388)

Net change in unrealized appreciation (depreciation)	(529)	297,155	12,928

Net realized and change in unrealized gains (losses)	(108)	202,290	8,540

Net increase (decrease) in net assets from operations	$198	$200,756	$8,495

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	T28 Sub-Account	FJ0 Sub-Account	V35 Sub-Account
Income:
Dividend income	$35,565	$63	$1,033
Expenses:
Mortality and expense risk charges	(8,937)	(14)	(2,063)
Distribution and administrative expense charges	(2,514)	(11)	(755)

Net investment income (loss)	24,114	38	(1,785)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(19,066)	(19)	(13,605)
Realized gain distributions	—	—	1,576

Net realized gains (losses)	(19,066)	(19)	(12,029)

Net change in unrealized appreciation (depreciation)	2,943	(2)	25,372

Net realized and change in unrealized gains (losses)	(16,123)	(21)	13,343

Net increase (decrease) in net assets from operations	$7,991	$17	$11,558

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	V13 Sub-Account	V11 Sub-Account	AC1 Sub-Account
Income:
Dividend income	$35,825	$83,839	$3,726
Expenses:
Mortality and expense risk charges	(21,817)	(44,964)	(2,215)
Distribution and administrative expense charges	(6,554)	(13,517)	(1,194)

Net investment income (loss)	7,454	25,358	317

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(100,277)	(28,868)	827
Realized gain distributions	44,544	173,318	4,062

Net realized gains (losses)	(55,733)	144,450	4,889

Net change in unrealized appreciation (depreciation)	74,901	184,378	21,285

Net realized and change in unrealized gains (losses)	19,168	328,828	26,174

Net increase (decrease) in net assets from operations	$26,622	$354,186	$26,491

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	J88 Sub-Account	J94 Sub-Account	L11 Sub-Account
Income:
Dividend income	$34,323	$6,519	$64,767
Expenses:
Mortality and expense risk charges	(25,508)	(16,438)	(31,944)
Distribution and administrative expense charges	(7,470)	(4,139)	(10,274)

Net investment income (loss)	1,345	(14,058)	22,549

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14,621	11,455	(18,045)
Realized gain distributions	—	74,200	—

Net realized gains (losses)	14,621	85,655	(18,045)

Net change in unrealized appreciation (depreciation)	90,922	194,614	19,251

Net realized and change in unrealized gains (losses)	105,543	280,269	1,206

Net increase (decrease) in net assets from operations	$106,888	$266,211	$23,755

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	L18 Sub-Account	L17 Sub-Account	MD8 Sub-Account
Income:
Dividend income	$—	$30,325	$3,030
Expenses:
Mortality and expense risk charges	(20,251)	(33,569)	(17,597)
Distribution and administrative expense charges	(5,785)	(9,171)	(2,123)

Net investment income (loss)	(26,036)	(12,415)	(16,690)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	100,800	(171,798)	—
Realized gain distributions	156,989	4,154	—

Net realized gains (losses)	257,789	(167,644)	—

Net change in unrealized appreciation (depreciation)	305,350	258,780	—

Net realized and change in unrealized gains (losses)	563,139	91,136	—

Net increase (decrease) in net assets from operations	$537,103	$78,721	$(16,690)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M07 Sub-Account	M35 Sub-Account	M31 Sub-Account
Income:
Dividend income	$171,523	$444,012	$—
Expenses:
Mortality and expense risk charges	(96,902)	(281,232)	(88,940)
Distribution and administrative expense charges	(11,692)	(74,253)	(10,732)

Net investment income (loss)	62,929	88,527	(99,672)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	135,634	215,684	770,975
Realized gain distributions	198,765	578,212	464,875

Net realized gains (losses)	334,399	793,896	1,235,850

Net change in unrealized appreciation (depreciation)	174,116	510,211	816,958

Net realized and change in unrealized gains (losses)	508,515	1,304,107	2,052,808

Net increase (decrease) in net assets from operations	$571,444	$1,392,634	$1,953,136

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M80 Sub-Account	M41 Sub-Account	M05 Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(9,758)	(15,614)	(9,077)
Distribution and administrative expense charges	(3,352)	(5,392)	(1,095)

Net investment income (loss)	(13,110)	(21,006)	(10,172)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	43,205	68,774	56,172
Realized gain distributions	52,755	95,440	61,578

Net realized gains (losses)	95,960	164,214	117,750

Net change in unrealized appreciation (depreciation)	132,066	222,953	158,399

Net realized and change in unrealized gains (losses)	228,026	387,167	276,149

Net increase (decrease) in net assets from operations	$214,916	$366,161	$265,977

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M42 Sub-Account	M89 Sub-Account	M82 Sub-Account
Income:
Dividend income	$—	$980,417	$54,478
Expenses:
Mortality and expense risk charges	(29,276)	(384,887)	(138,057)
Distribution and administrative expense charges	(7,447)	(130,198)	(36,905)

Net investment income (loss)	(36,723)	465,332	(120,484)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	301,938	(14,083)	264,542
Realized gain distributions	210,232	—	412,307

Net realized gains (losses)	512,170	(14,083)	676,849

Net change in unrealized appreciation (depreciation)	301,905	1,169,020	827,247

Net realized and change in unrealized gains (losses)	814,075	1,154,937	1,504,096

Net increase (decrease) in net assets from operations	$777,352	$1,620,269	$1,383,612

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M44 Sub-Account	M40 Sub-Account	M83 Sub-Account
Income:
Dividend income	$79,228	$57,026	$132,763
Expenses:
Mortality and expense risk charges	(39,786)	(34,603)	(110,218)
Distribution and administrative expense charges	(4,801)	(10,652)	(24,808)

Net investment income (loss)	34,641	11,771	(2,263)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(23,851)	113,639	(16,896)
Realized gain distributions	82,615	67,473	372,091

Net realized gains (losses)	58,764	181,112	355,195

Net change in unrealized appreciation (depreciation)	35,764	(84,409)	(235,574)

Net realized and change in unrealized gains (losses)	94,528	96,703	119,621

Net increase (decrease) in net assets from operations	$129,169	$108,474	$117,358

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M08 Sub-Account	MB6 Sub-Account	MB7 Sub-Account
Income:
Dividend income	$87,693	$130,222	$45,676
Expenses:
Mortality and expense risk charges	(91,675)	(101,499)	(43,726)
Distribution and administrative expense charges	(27,403)	(12,247)	(10,687)

Net investment income (loss)	(31,385)	16,476	(8,737)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(243,056)	673,807	61,781
Realized gain distributions	294,706	412,830	170,716

Net realized gains (losses)	51,650	1,086,637	232,497

Net change in unrealized appreciation (depreciation)	(77,829)	(91,174)	172,515

Net realized and change in unrealized gains (losses)	(26,179)	995,463	405,012

Net increase (decrease) in net assets from operations	$(57,564)	$1,011,939	$396,275

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MC0 Sub-Account	MA0 Sub-Account	MC2 Sub-Account
Income:
Dividend income	$34,441	$368,052	$11,452
Expenses:
Mortality and expense risk charges	(11,451)	(148,066)	(18,008)
Distribution and administrative expense charges	(1,382)	(47,332)	(2,172)

Net investment income (loss)	21,608	172,654	(8,728)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,879	62,369	76,805
Realized gain distributions	2,756	31,806	79,126

Net realized gains (losses)	9,635	94,175	155,931

Net change in unrealized appreciation (depreciation)	49,861	546,094	120,808

Net realized and change in unrealized gains (losses)	59,496	640,269	276,739

Net increase (decrease) in net assets from operations	$81,104	$812,923	$268,011

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MC1 Sub-Account	MC3 Sub-Account	MA1 Sub-Account
Income:
Dividend income	$8,891	$7,077	$42,878
Expenses:
Mortality and expense risk charges	(26,295)	(2,739)	(19,385)
Distribution and administrative expense charges	(7,970)	(331)	(6,612)

Net investment income (loss)	(25,374)	4,007	16,881

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	79,219	(469)	1,705
Realized gain distributions	91,452	12,285	80,992

Net realized gains (losses)	170,671	11,816	82,697

Net change in unrealized appreciation (depreciation)	150,230	6,085	(15,536)

Net realized and change in unrealized gains (losses)	320,901	17,901	67,161

Net increase (decrease) in net assets from operations	$295,527	$21,908	$84,042

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MC4 Sub-Account	MC5 Sub-Account	MC6 Sub-Account
Income:
Dividend income	$2,761	$22	$8,317
Expenses:
Mortality and expense risk charges	(2,577)	(26)	(21,137)
Distribution and administrative expense charges	(311)	(7)	(2,550)

Net investment income (loss)	(127)	(11)	(15,370)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(752)	3	89,558
Realized gain distributions	—	—	164,337
Net realized gains (losses)	(752)	3	253,895

Net change in unrealized appreciation (depreciation)	18,764	174	59,813

Net realized and change in unrealized gains (losses)	18,012	177	313,708

Net increase (decrease) in net assets from operations	$17,885	$166	$298,338

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MC7 Sub-Account	MC8 Sub-Account	MC9 Sub-Account
Income:
Dividend income	$28	$53,855	$513
Expenses:
Mortality and expense risk charges	(133)	(52,264)	(615)
Distribution and administrative expense charges	(18)	(6,307)	(166)

Net investment income (loss)	(123)	(4,716)	(268)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	58	314,246	3,702
Realized gain distributions	978	275,723	3,103

Net realized gains (losses)	1,036	589,969	6,805

Net change in unrealized appreciation (depreciation)	943	21,796	622

Net realized and change in unrealized gains (losses)	1,979	611,765	7,427

Net increase (decrease) in net assets from operations	$1,856	$607,049	$7,159

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MD0 Sub-Account	M92 Sub-Account	M96 Sub-Account
Income:
Dividend income	$19,969	$455,618	$36,455
Expenses:
Mortality and expense risk charges	(15,235)	(363,483)	(15,573)
Distribution and administrative expense charges	(1,838)	(139,257)	(1,879)
Net investment income (loss)	2,896	(47,122)	19,003

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	57,448	169,161	(14,953)
Realized gain distributions	51,615	1,388,568	—

Net realized gains (losses)	109,063	1,557,729	(14,953)

Net change in unrealized appreciation (depreciation)	(70,178)	(374,851)	58,965

Net realized and change in unrealized gains (losses)	38,885	1,182,878	44,012

Net increase (decrease) in net assets from operations	$41,781	$1,135,756	$63,015

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MD2 Sub-Account	MA6 Sub-Account	MA3 Sub-Account
Income:
Dividend income	$286,134	$68,055	$102,789
Expenses:
Mortality and expense risk charges	(144,943)	(15,326)	(25,323)
Distribution and administrative expense charges	(39,782)	(1,850)	(6,845)

Net investment income (loss)	101,409	50,879	70,621

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,764)	(4,375)	(35,606)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2,764)	(4,375)	(35,606)

Net change in unrealized appreciation (depreciation)	384,932	(5,583)	12,242

Net realized and change in unrealized gains (losses)	382,168	(9,958)	(23,364)

Net increase (decrease) in net assets from operations	$483,577	$40,921	$47,257

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M97 Sub-Account	MD5 Sub-Account	M98 Sub-Account
Income:
Dividend income	$4,757	$9,652	$13,849
Expenses:
Mortality and expense risk charges	(4,058)	(9,851)	(16,965)
Distribution and administrative expense charges	(490)	(2,934)	(2,046)

Net investment income (loss)	209	(3,133)	(5,162)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	955	(555)	136,074
Realized gain distributions	4,327	10,179	27,908

Net realized gains (losses)	5,282	9,624	163,982

Net change in unrealized appreciation (depreciation)	41,236	99,724	86,564

Net realized and change in unrealized gains (losses)	46,518	109,348	250,546

Net increase (decrease) in net assets from operations	$46,727	$106,215	$245,384

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M93 Sub-Account	MD6 Sub-Account	MB3 Sub-Account
Income:
Dividend income	$32,753	$40,620	$1,609
Expenses:
Mortality and expense risk charges	(55,426)	(110,609)	(8,331)
Distribution and administrative expense charges	(13,983)	(13,346)	(2,068)

Net investment income (loss)	(36,656)	(83,335)	(8,790)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	540,599	878,353	36,735
Realized gain distributions	85,684	860,413	70,745

Net realized gains (losses)	626,283	1,738,766	107,480

Net change in unrealized appreciation (depreciation)	75,201	99,671	43,520

Net realized and change in unrealized gains (losses)	701,484	1,838,437	151,000

Net increase (decrease) in net assets from operations	$664,828	$1,755,102	$142,210

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MD9 Sub-Account	ME2 Sub-Account	ME3 Sub-Account
Income:
Dividend income	$14,994	$6,422	$39,547
Expenses:
Mortality and expense risk charges	(99,823)	(3,342)	(28,138)
Distribution and administrative expense charges	(28,799)	(403)	(7,251)

Net investment income (loss)	(113,628)	2,677	4,158

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	6,503	48,819
Realized gain distributions	—	10,755	75,456

Net realized gains (losses)	—	17,258	124,275

Net change in unrealized appreciation (depreciation)	—	18,019	83,775

Net realized and change in unrealized gains (losses)	—	35,277	208,050

Net increase (decrease) in net assets from operations	$ (113,628)	$37,954	$212,208

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MA5 Sub-Account	MA7 Sub-Account	MF3 Sub-Account
Income:
Dividend income	$51,385	$1,395	$17,691
Expenses:
Mortality and expense risk charges	(17,298)	(544)	(36,192)
Distribution and administrative expense charges	(2,087)	(123)	(9,382)

Net investment income (loss)	32,000	728	(27,883)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(514)	77	(274,339)
Realized gain distributions	—	—	228,824

Net realized gains (losses)	(514)	77	(45,515)

Net change in unrealized appreciation (depreciation)	73,633	2,123	196,554

Net realized and change in unrealized gains (losses)	73,119	2,200	151,039

Net increase (decrease) in net assets from operations	$105,119	$2,928	$123,156

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MF5 Sub-Account	MF6 Sub-Account	MF7 Sub-Account
Income:
Dividend income	$617,154	$2,769	$117,364
Expenses:
Mortality and expense risk charges	(326,331)	(796)	(39,670)
Distribution and administrative expense charges	(111,063)	(177)	(10,619)

Net investment income (loss)	179,760	1,796	67,075

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(62,865)	(89)	74,160
Realized gain distributions	1,196,732	1,481	67,362

Net realized gains (losses)	1,133,867	1,392	141,522

Net change in unrealized appreciation (depreciation)	1,193,119	(3,558)	(210,515)

Net realized and change in unrealized gains (losses)	2,326,986	(2,166)	(68,993)

Net increase (decrease) in net assets from operations	$2,506,746	$(370)	$(1,918)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MF9 Sub-Account	MG1 Sub-Account	MF2 Sub-Account
Income:
Dividend income	$432,639	$16,294	$357,543
Expenses:
Mortality and expense risk charges	(316,973)	(99,611)	(155,747)
Distribution and administrative expense charges	(93,235)	(35,772)	(38,555)

Net investment income (loss)	22,431	(119,089)	163,241

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	73,254	89,974	25,513
Realized gain distributions	2,066,320	105,971	—

Net realized gains (losses)	2,139,574	195,945	25,513

Net change in unrealized appreciation (depreciation)	984,730	705,363	91,958

Net realized and change in unrealized gains (losses)	3,124,304	901,308	117,471

Net increase (decrease) in net assets from operations	$3,146,735	$782,219	$280,712

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MG2 Sub-Account	MG3 Sub-Account	MG4 Sub-Account
Income:
Dividend income	$198,086	$18,367	$14,872
Expenses:
Mortality and expense risk charges	(88,063)	(20,039)	(18,532)
Distribution and administrative expense charges	(28,805)	(4,995)	(6,339)

Net investment income (loss)	81,218	(6,667)	(9,999)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,555	(27,847)	(52,827)
Realized gain distributions	—	62,195	61,426

Net realized gains (losses)	3,555	34,348	8,599

Net change in unrealized appreciation (depreciation)	49,469	62,487	132,742

Net realized and change in unrealized gains (losses)	53,024	96,835	141,341

Net increase (decrease) in net assets from operations	$134,242	$90,168	$131,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MG6 Sub-Account	MG7 Sub-Account	V44 Sub-Account
Income:
Dividend income	$2,156,600	$5,039	$—
Expenses:
Mortality and expense risk charges	(1,300,722)	(7,652)	(9,902)
Distribution and administrative expense charges	(473,548)	(2,096)	(3,426)

Net investment income (loss)	382,330	(4,709)	(13,328)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	998,495	(52,490)	189,491
Realized gain distributions	6,443,866	55,456	75,172

Net realized gains (losses)	7,442,361	2,966	264,663

Net change in unrealized appreciation (depreciation)	4,126,955	72,202	307,959

Net realized and change in unrealized gains (losses)	11,569,316	75,168	572,622

Net increase (decrease) in net assets from operations	$11,951,646	$70,459	$559,294

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	V43 Sub-Account	O19 Sub-Account	O23 Sub-Account
Income:
Dividend income	$—	$—	$12,377
Expenses:
Mortality and expense risk charges	(4,538)	(28,358)	(8,863)
Distribution and administrative expense charges	(1,603)	(7,377)	(2,275)

Net investment income (loss)	(6,141)	(35,735)	1,239

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	141,978	489,538	10,470
Realized gain distributions	37,343	214,626	15,643

Net realized gains (losses)	179,321	704,164	26,113

Net change in unrealized appreciation (depreciation)	169,106	(30,893)	49,688

Net realized and change in unrealized gains (losses)	348,427	673,271	75,801

Net increase (decrease) in net assets from operations	$342,286	$637,536	$77,040

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	O20 Sub-Account	O21 Sub-Account	O04 Sub-Account
Income:
Dividend income	$9,239	$107,874	$455
Expenses:
Mortality and expense risk charges	(29,210)	(132,380)	(1,687)
Distribution and administrative expense charges	(7,616)	(32,894)	(407)

Net investment income (loss)	(27,587)	(57,400)	(1,639)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	97,181	(63,092)	1,396
Realized gain distributions	76,614	913,562	1,813

Net realized gains (losses)	173,795	850,470	3,209

Net change in unrealized appreciation (depreciation)	381,336	253,256	26,954

Net realized and change in unrealized gains (losses)	555,131	1,103,726	30,163

Net increase (decrease) in net assets from operations	$527,544	$1,046,326	$28,524

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	P08 Sub-Account	PC0 Sub-Account	P70 Sub-Account
Income:
Dividend income	$50,007	$90,941	$2,710
Expenses:
Mortality and expense risk charges	(12,466)	(23,028)	(501)
Distribution and administrative expense charges	(3,569)	(8,367)	(185)

Net investment income (loss)	33,972	59,546	2,024

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,978)	(10,793)	(11,960)
Realized gain distributions	—	—	—

Net realized gains (losses)	(7,978)	(10,793)	(11,960)

Net change in unrealized appreciation (depreciation)	38,151	81,622	11,022

Net realized and change in unrealized gains (losses)	30,173	70,829	(938)

Net increase (decrease) in net assets from operations	$64,145	$130,375	$1,086

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	P10	PK8	P20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$121,317	$36,281	$958
Expenses:
Mortality and expense risk charges	(24,288)	(10,679)	(239)
Distribution and administrative expense charges	(7,367)	(2,892)	(68)

Net investment income (loss)	89,662	22,710	651

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(355,740)	(7,465)	(1,129)
Realized gain distributions	—	—	—

Net realized gains (losses)	(355,740)	(7,465)	(1,129)

Net change in unrealized appreciation (depreciation)	250,511	22,611	1,563

Net realized and change in unrealized gains (losses)	(105,229)	15,146	434

Net increase (decrease) in net assets from operations	$(15,567)	$37,856	$1,085

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	PD6	PH2	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,192,348	$425	$27,106
Expenses:
Mortality and expense risk charges	(495,020)	(406)	(27,555)
Distribution and administrative expense charges	(186,687)	(115)	(6,528)

Net investment income (loss)	2,510,641	(96)	(6,977)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(232,641)	367	(7,936)
Realized gain distributions	801,489	4,107	—

Net realized gains (losses)	568,848	4,474	(7,936)

Net change in unrealized appreciation (depreciation)	2,672,736	1,612	185,130

Net realized and change in unrealized gains (losses)	3,241,584	6,086	177,194

Net increase (decrease) in net assets from operations	$5,752,225	$5,990	$170,217

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	P07	PI3	P72
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$139,642	$—	$8,037
Expenses:
Mortality and expense risk charges	(88,723)	(9,680)	(5,633)
Distribution and administrative expense charges	(21,761)	(3,485)	(1,917)

Net investment income (loss)	29,158	(13,165)	487

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	43,283	(5,613)	(1,675)
Realized gain distributions	70,328	—	32,359

Net realized gains (losses)	113,611	(5,613)	30,684

Net change in unrealized appreciation (depreciation)	274,183	(51,791)	(5,257)

Net realized and change in unrealized gains (losses)	387,794	(57,404)	25,427

Net increase (decrease) in net assets from operations	$416,952	$(70,569)	$25,914

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

W41 Sub-Account

Income:
Dividend income	$58
Expenses:
Mortality and expense risk charges	(103)
Distribution and administrative expense charges	(24)

Net investment income (loss)	(69)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2
Realized gain distributions	857

Net realized gains (losses)	859

Net change in unrealized appreciation (depreciation)	1,011

Net realized and change in unrealized gains (losses)	1,870

Net increase (decrease) in net assets from operations	$1,801

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,		December 31,
	2020	2019	2020		2019
Operations:
Net investment income (loss)	$6,717	$8,735	$(12,060	) $	11,817
Net realized gains (losses)	15,590	81,902	152,353		314,451
Net change in unrealized appreciation (depreciation)	94,612	167,318	82,609		844,574

Increase (decrease) from operations	116,919	257,955	222,902		1,170,842

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	2,686	31,539		1,103
Transfers between Sub-Accounts (including the Fixed Account), net	19,811	(405,390)	326,548		(6,069)
Withdrawals, surrenders, annuitizations and contract charges	(108,095)	(306,925)	(1,114,719)		(1,230,590)

Net accumulation activity	(88,284)	(709,629)	(756,632)		(1,235,556)

Annuitization Activity:
Annuitizations	—	—	—		—
Annuity payments and contract charges	—	—	—		—
Adjustments to annuity reserves	—	—	—		—

Net annuitization activity	—	—	—		—

Increase (decrease) from contract owner transactions	(88,284)	(709,629)	(756,632)		(1,235,556)

Total increase (decrease) in net assets	28,635	(451,674)	(533,730)		(64,714)
Net assets at beginning of year	1,593,821	2,045,495	9,080,027		9,144,741

Net assets at end of year	$1,622,456	$1,593,821	$8,546,297		$9,080,027

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	AM2 Sub-Account		A98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,434)	$(3,894)	$(1,443)	$(11,467)
Net realized gains (losses)	49,404	24,407	(22,986)	20,003
Net change in unrealized appreciation (depreciation)	21,761	44,560	51,406	164,293

Increase (decrease) from operations	69,731	65,073	26,977	172,829

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	814	18,015	2,388	96
Transfers between Sub-Accounts (including the Fixed Account), net	(37,354)	(10,125)	66,158	26,031
Withdrawals, surrenders, annuitizations and contract charges	(67,357)	(60,419)	(125,697)	(283,907)

Net accumulation activity	(103,897)	(52,529)	(57,151)	(257,780)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(103,897)	(52,529)	(57,151)	(257,780)

Total increase (decrease) in net assets	(34,166)	12,544	(30,174)	(84,951)
Net assets at beginning of year	284,313	271,769	1,174,763	1,259,714

Net assets at end of year	$250,147	$284,313	$1,144,589	$1,174,763

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A74 Sub-Account		B18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(6,869)	$(11,987)	$(131,138)	$(147,075)
Net realized gains (losses)	(86,557)	62,550	1,795,700	952,811
Net change in unrealized appreciation (depreciation)	216,969	117,694	3,042,032	3,388,394

Increase (decrease) from operations	123,543	168,257	4,706,594	4,194,130

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	2,069	28,757	280,855
Transfers between Sub-Accounts (including the Fixed Account), net	(49,253)	4,448	(1,335,489)	(882,637)
Withdrawals, surrenders, annuitizations and contract charges	(104,968)	(393,431)	(2,610,526)	(4,688,879)

Net accumulation activity	(154,221)	(386,914)	(3,917,258)	(5,290,661)

Annuitization Activity:
Annuitizations	—	—	10,402	—
Annuity payments and contract charges	—	—	(1,104)	—
Adjustments to annuity reserves	—	—	(130)	—

Net annuitization activity	—	—	9,168	—

Increase (decrease) from contract owner transactions	(154,221)	(386,914)	(3,908,090)	(5,290,661)

Total increase (decrease) in net assets	(30,678)	(218,657)	798,504	(1,096,531)
Net assets at beginning of year	881,102	1,099,759	27,797,557	28,894,088

Net assets at end of year	$850,424	$881,102	$28,596,061	$27,797,557

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C60 Sub-Account		C90 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(46,582)	$(50,175)	$(19,460)	$(24,745)
Net realized gains (losses)	495,139	272,131	412,139	140,014
Net change in unrealized appreciation (depreciation)	300,984	619,713	(135,934)	281,712

Increase (decrease) from operations	749,541	841,669	256,745	396,981

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,561	5,324	—	21,496
Transfers between Sub-Accounts (including the Fixed Account), net	(502,324)	(222,433)	(167,373)	(97,807)
Withdrawals, surrenders, annuitizations and contract charges	(456,575)	(457,666)	(723,928)	(252,207)

Net accumulation activity	(938,338)	(674,775)	(891,301)	(328,518)

Annuitization Activity:
Annuitizations	—	3,167	—	—
Annuity payments and contract charges	(166)	(520)	—	—
Adjustments to annuity reserves	(458)	(33)	—	—

Net annuitization activity	(624)	2,614	—	—

Increase (decrease) from contract owner transactions	(938,962)	(672,161)	(891,301)	(328,518)

Total increase (decrease) in net assets	(189,421)	169,508	(634,556)	68,463
Net assets at beginning of year	2,917,816	2,748,308	1,595,516	1,527,053

Net assets at end of year	$2,728,395	$2,917,816	$960,960	$1,595,516

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C58 Sub-Account		FD7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(817)	$196	$(31,040)	$(8,991)
Net realized gains (losses)	(1,072)	52,370	422,924	307,535
Net change in unrealized appreciation (depreciation)	38,100	18,902	702,764	812,203

Increase (decrease) from operations	36,211	71,468	1,094,648	1,110,747

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	72	71	2,765	27,643
Transfers between Sub-Accounts (including the Fixed Account), net	(24,138)	(15,719)	(12,930)	48,524
Withdrawals, surrenders, annuitizations and contract charges	(32,154)	(61,864)	(1,318,527)	(306,354)

Net accumulation activity	(56,220)	(77,512)	(1,328,692)	(230,187)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(56,220)	(77,512)	(1,328,692)	(230,187)

Total increase (decrease) in net assets	(20,009)	(6,044)	(234,044)	880,560
Net assets at beginning of year	331,973	338,017	5,995,622	5,115,062

Net assets at end of year	$311,964	$331,973	$5,761,578	$5,995,622

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F24 Sub-Account		F88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(226,898)	$(212,760)	$(1,775)	$14
Net realized gains (losses)	647,059	2,159,237	21,420	7,687
Net change in unrealized appreciation (depreciation)	3,007,782	1,707,931	(10,889)	10,081

Increase (decrease) from operations	3,427,943	3,654,408	8,756	17,782

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	80,529	39,990	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,670,977)	(1,089,480)	942	390
Withdrawals, surrenders, annuitizations and contract charges	(1,407,957)	(1,834,874)	(118,992)	(7,450)

Net accumulation activity	(2,998,405)	(2,884,364)	(118,050)	(7,060)

Annuitization Activity:
Annuitizations	7,867	—	—	—
Annuity payments and contract charges	(8,631)	(6,616)	—	—
Adjustments to annuity reserves	593	256	—	—

Net annuitization activity	(171)	(6,360)	—	—

Increase (decrease) from contract owner transactions	(2,998,576)	(2,890,724)	(118,050)	(7,060)

Total increase (decrease) in net assets	429,367	763,684	(109,294)	10,722
Net assets at beginning of year	14,322,515	13,558,831	141,503	130,781

Net assets at end of year	$14,751,882	$14,322,515	$32,209	$141,503

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FB9 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(3,259)	$109	$(4,155)	$1,113
Net realized gains (losses)	30,138	32,829	48,230	109,967
Net change in unrealized appreciation (depreciation)	21,869	30,096	42,799	36,905

Increase (decrease) from operations	48,748	63,034	86,874	147,985

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	25,941	—	371	80,455
Transfers between Sub-Accounts (including the Fixed Account), net	44,297	14,417	(2,436)	(210,942)
Withdrawals, surrenders, annuitizations and contract charges	(71,236)	(29,655)	(31,848)	(162,871)

Net accumulation activity	(998)	(15,238)	(33,913)	(293,358)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(998)	(15,238)	(33,913)	(293,358)

Total increase (decrease) in net assets	47,750	47,796	52,961	(145,373)
Net assets at beginning of year	445,878	398,082	716,983	862,356

Net assets at end of year	$493,628	$445,878	$769,944	$716,983

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F41 Sub-Account		FE3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(64,435)	$(59,233)	$163,492	$(303,574)
Net realized gains (losses)	(224,630)	559,769	428,557	93,339
Net change in unrealized appreciation (depreciation)	1,121,289	653,946	360,132	3,246,652

Increase (decrease) from operations	832,224	1,154,482	952,181	3,036,417

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	27,215	44,363	227,742	125,217
Transfers between Sub-Accounts (including the Fixed Account), net	(418,966)	18,281	(98,228)	(412,476)
Withdrawals, surrenders, annuitizations and contract charges	(1,601,070)	(847,918)	(2,381,461)	(3,323,612)

Net accumulation activity	(1,992,821)	(785,274)	(2,251,947)	(3,610,871)

Annuitization Activity:
Annuitizations	—	4,499	—	—
Annuity payments and contract charges	(181)	(755)	(7,685)	(7,938)
Adjustments to annuity reserves	(560)	(48)	800	428

Net annuitization activity	(741)	3,696	(6,885)	(7,510)

Increase (decrease) from contract owner transactions	(1,993,562)	(781,578)	(2,258,832)	(3,618,381)

Total increase (decrease) in net assets	(1,161,338)	372,904	(1,306,651)	(581,964)
Net assets at beginning of year	5,969,631	5,596,727	20,702,291	21,284,255

Net assets at end of year	$4,808,293	$5,969,631	$19,395,640	$20,702,291

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	T21 Sub-Account		T20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$35,142	$(9,793)	$99,697	$3,787
Net realized gains (losses)	148,582	56,648	(272,509)	(147,065)
Net change in unrealized appreciation (depreciation)	(27,683)	272,611	59,391	805,819

Increase (decrease) from operations	156,041	319,466	(113,421)	662,541

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,726	3,467	33,266	103,634
Transfers between Sub-Accounts (including the Fixed Account), net	(188,729)	(55,029)	259,710	278,382
Withdrawals, surrenders, annuitizations and contract charges	(278,130)	(247,424)	(535,973)	(1,280,009)

Net accumulation activity	(456,133)	(298,986)	(242,997)	(897,993)

Annuitization Activity:
Annuitizations	—	1,880	—	2,160
Annuity payments and contract charges	(80)	(309)	(341)	(1,697)
Adjustments to annuity reserves	(247)	(22)	25	(70)

Net annuitization activity	(327)	1,549	(316)	393

Increase (decrease) from contract owner transactions	(456,460)	(297,437)	(243,313)	(897,600)

Total increase (decrease) in net assets	(300,419)	22,029	(356,734)	(235,059)
Net assets at beginning of year	1,460,684	1,438,655	6,230,355	6,465,414

Net assets at end of year	$1,160,265	$1,460,684	$5,873,621	$6,230,355

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FE6 Sub-Account			T59 Sub-Account
	December 31,		December 31,	December 31,	December 31,
	2020		2019	2020	2019
Operations:
Net investment income (loss)	$(1,439	) $	30,430	$13,160	$10,632
Net realized gains (losses)	283,011		138,094	(23,111)	(201)
Net change in unrealized appreciation (depreciation)	(169,763)		100,749	(3,859)	(13,108)

Increase (decrease) from operations	111,809		269,273	(13,810)	(2,677)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—		418	224	—
Transfers between Sub-Accounts (including the Fixed Account), net	2,328		(2,736)	(80,647)	132,526
Withdrawals, surrenders, annuitizations and contract charges	(77,186)		(747,587)	(9,539)	(1,757)

Net accumulation activity	(74,858)		(749,905)	(89,962)	130,769

Annuitization Activity:
Annuitizations	—		—	—	—
Annuity payments and contract charges	—		—	—	—
Adjustments to annuity reserves	—		—	—	—

Net annuitization activity	—		—	—	—

Increase (decrease) from contract owner transactions	(74,858)		(749,905)	(89,962)	130,769

Total increase (decrease) in net assets	36,951		(480,632)	(103,772)	128,092
Net assets at beginning of year	1,222,241		1,702,873	219,441	91,349

Net assets at end of year	$1,259,192		$1,222,241	$115,669	$219,441

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$10,649	$13,678	$156,421	$162,351
Net realized gains (losses)	(106,685)	147,017	(38,886)	90,655
Net change in unrealized appreciation (depreciation)	120,766	(4,474)	(133,027)	328,475

Increase (decrease) from operations	24,730	156,221	(15,492)	581,481

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	55,508	10,667	15,315	17,056
Transfers between Sub-Accounts (including the Fixed Account), net	(138,954)	(81,600)	167,112	89,072
Withdrawals, surrenders, annuitizations and contract charges	(119,798)	(372,658)	(419,252)	(1,032,445)

Net accumulation activity	(203,244)	(443,591)	(236,825)	(926,317)

Annuitization Activity:
Annuitizations	—	—	7,765	—
Annuity payments and contract charges	(1,332)	(1,428)	(2,063)	(1,331)
Adjustments to annuity reserves	(1)	—	13	69

Net annuitization activity	(1,333)	(1,428)	5,715	(1,262)

Increase (decrease) from contract owner transactions	(204,577)	(445,019)	(231,110)	(927,579)

Total increase (decrease) in net assets	(179,847)	(288,798)	(246,602)	(346,098)
Net assets at beginning of year	1,124,133	1,412,931	4,042,835	4,388,933

Net assets at end of year	$944,286	$1,124,133	$3,796,233	$4,042,835

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$3,616	$5,077	$125,463	$9,479
Net realized gains (losses)	(1,077)	3,613	15,947	1,409,779
Net change in unrealized appreciation (depreciation)	(2,284)	8,711	(586,396)	638,459

Increase (decrease) from operations	255	17,401	(444,986)	2,057,717

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	103,317	82,480
Transfers between Sub-Accounts (including the Fixed Account), net	6,525	(1,477)	927,926	(180,979)
Withdrawals, surrenders, annuitizations and contract charges	(15,842)	(65,634)	(1,005,393)	(1,695,962)

Net accumulation activity	(9,317)	(67,111)	25,850	(1,794,461)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(7,732)	(15,879)
Adjustments to annuity reserves	—	—	671	46

Net annuitization activity	—	—	(7,061)	(15,833)

Increase (decrease) from contract owner transactions	(9,317)	(67,111)	18,789	(1,810,294)

Total increase (decrease) in net assets	(9,062)	(49,710)	(426,197)	247,423
Net assets at beginning of year	95,186	144,896	10,987,854	10,740,431

Net assets at end of year	$86,124	$95,186	$10,561,657	$10,987,854

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FG8 Sub-Account		F53 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$306	$76	$(1,534)	$(12,171)
Net realized gains (losses)	421	2,258	(94,865)	114,906
Net change in unrealized appreciation (depreciation)	(529)	1,440	297,155	289,514

Increase (decrease) from operations	198	3,774	200,756	392,249

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,110	6,045
Transfers between Sub-Accounts (including the Fixed Account), net	1,471	(988)	(80,658)	(237,670)
Withdrawals, surrenders, annuitizations and contract charges	(285)	(280)	(137,359)	(323,796)

Net accumulation activity	1,186	(1,268)	(216,907)	(555,421)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(407)	(1,892)
Adjustments to annuity reserves	—	—	38	(35)

Net annuitization activity	—	—	(369)	(1,927)

Increase (decrease) from contract owner transactions	1,186	(1,268)	(217,276)	(557,348)

Total increase (decrease) in net assets	1,384	2,506	(16,520)	(165,099)
Net assets at beginning of year	20,972	18,466	1,698,815	1,863,914

Net assets at end of year	$22,356	$20,972	$1,682,295	$1,698,815

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FJ9 Sub-Account		T28 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(45)	$(372)	$ 24,114	$25,954
Net realized gains (losses)	(4,388)	5,481	(19,066)	(8,860)
Net change in unrealized appreciation (depreciation)	12,928	5,360	2,943	25,443

Increase (decrease) from operations	8,495	10,469	7,991	42,537

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,750	14,185
Transfers between Sub-Accounts (including the Fixed Account), net	(3,732)	(3,942)	(30,438)	125,773
Withdrawals, surrenders, annuitizations and contract charges	(938)	(904)	(46,481)	(64,954)

Net accumulation activity	(4,670)	(4,846)	(75,169)	75,004

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(4,670)	(4,846)	(75,169)	75,004

Total increase (decrease) in net assets	3,825	5,623	(67,178)	117,541
Net assets at beginning of year	50,001	44,378	762,842	645,301

Net assets at end of year	$53,826	$50,001	$695,664	$762,842

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FJ0 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$38	$46	$(1,785)	$(3,100)
Net realized gains (losses)	(19)	(14)	(12,029)	(8,999)
Net change in unrealized appreciation (depreciation)	(2)	50	25,372	63,404

Increase (decrease) from operations	17	82	11,558	51,305

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	2,091
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	(828)	(4,262)
Withdrawals, surrenders, annuitizations and contract charges	(47)	(45)	(23,350)	(157,822)

Net accumulation activity	(46)	(45)	(24,178)	(159,993)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(46)	(45)	(24,178)	(159,993)

Total increase (decrease) in net assets	(29)	37	(12,620)	(108,688)
Net assets at beginning of year	1,386	1,349	183,393	292,081

Net assets at end of year	$1,357	$1,386	$170,773	$183,393

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	V13 Sub-Account		V11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$7,454	$(8,133)	$25,358	$29,535
Net realized gains (losses)	(55,733)	210,375	144,450	282,302
Net change in unrealized appreciation (depreciation)	74,901	203,249	184,378	336,913

Increase (decrease) from operations	26,622	405,491	354,186	648,750

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	58,603	2,112	62	61,856
Transfers between Sub-Accounts (including the Fixed Account), net	(25,061)	(65,176)	4,190	5,691
Withdrawals, surrenders, annuitizations and contract charges	(151,591)	(780,829)	(209,702)	(384,528)

Net accumulation activity	(118,049)	(843,893)	(205,450)	(316,981)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(118,049)	(843,893)	(205,450)	(316,981)

Total increase (decrease) in net assets	(91,427)	(438,402)	148,736	331,769
Net assets at beginning of year	1,837,705	2,276,107	3,996,420	3,664,651

Net assets at end of year	$1,746,278	$1,837,705	$4,145,156	$3,996,420

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	AC1 Sub-Account		J88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$317	$(1,097)	$1,345	$16,251
Net realized gains (losses)	4,889	11,937	14,621	(6,172)
Net change in unrealized appreciation (depreciation)	21,285	24,660	90,922	116,094

Increase (decrease) from operations	26,491	35,500	106,888	126,173

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	256	—	308	588
Transfers between Sub-Accounts (including the Fixed Account), net	13,983	116,234	147,144	284,639
Withdrawals, surrenders, annuitizations and contract charges	(2,157)	(76,686)	(239,527)	(261,924)

Net accumulation activity	12,082	39,548	(92,075)	23,303

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	12,082	39,548	(92,075)	23,303

Total increase (decrease) in net assets	38,573	75,048	14,813	149,476
Net assets at beginning of year	167,054	92,006	2,111,961	1,962,485

Net assets at end of year	$205,627	$167,054	$2,126,774	$2,111,961

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	J94 Sub-Account		L11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(14,058)	$(11,272)	$22,549	$(24,299)
Net realized gains (losses)	85,655	43,178	(18,045)	11,994
Net change in unrealized appreciation (depreciation)	194,614	174,399	19,251	431,021

Increase (decrease) from operations	266,211	206,305	23,755	418,716

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	587	684	566	3,113
Transfers between Sub-Accounts (including the Fixed Account), net	96,673	286,155	(33,246)	(30,866)
Withdrawals, surrenders, annuitizations and contract charges	(124,316)	(99,308)	(217,648)	(447,213)

Net accumulation activity	(27,056)	187,531	(250,328)	(474,966)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(27,056)	187,531	(250,328)	(474,966)

Total increase (decrease) in net assets	239,155	393,836	(226,573)	(56,250)
Net assets at beginning of year	1,015,934	622,098	2,755,891	2,812,141

Net assets at end of year	$1,255,089	$1,015,934	$2,529,318	$2,755,891

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	L18 Sub-Account		L17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(26,036)	$(26,174)	$(12,415)	$(13,659)
Net realized gains (losses)	257,789	99,604	(167,644)	(36,781)
Net change in unrealized appreciation (depreciation)	305,350	394,807	258,780	540,647

Increase (decrease) from operations	537,103	468,237	78,721	490,207

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,090	16,327	6,173	2,752
Transfers between Sub-Accounts (including the Fixed Account), net	(381,858)	(116,089)	(7,990)	(46,860)
Withdrawals, surrenders, annuitizations and contract charges	(123,711)	(360,827)	(181,255)	(336,224)

Net accumulation activity	(500,479)	(460,589)	(183,072)	(380,332)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,241)	(2,429)
Adjustments to annuity reserves	—	—	—	(1)

Net annuitization activity	—	—	(2,241)	(2,430)

Increase (decrease) from contract owner transactions	(500,479)	(460,589)	(185,313)	(382,762)

Total increase (decrease) in net assets	36,624	7,648	(106,592)	107,445
Net assets at beginning of year	1,593,195	1,585,547	2,767,866	2,660,421

Net assets at end of year	$1,629,819	$1,593,195	$2,661,274	$2,767,866

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD8 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(16,690)	$3,301	$62,929	$81,404
Net realized gains (losses)	—	—	334,399	330,069
Net change in unrealized appreciation (depreciation)	—	—	174,116	1,114,501

Increase (decrease) from operations	(16,690)	3,301	571,444	1,525,974

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	35,761	83,929	9,702	7,850
Transfers between Sub-Accounts (including the Fixed Account), net	376,181	322,465	(193,805)	(11,203)
Withdrawals, surrenders, annuitizations and contract charges	(235,808)	(381,470)	(1,305,763)	(1,083,128)

Net accumulation activity	176,134	24,924	(1,489,866)	(1,086,481)

Annuitization Activity:
Annuitizations	—	38,942	—	52,777
Annuity payments and contract charges	(5,767)	(8,336)	(22,403)	(18,515)
Adjustments to annuity reserves	(4,365)	213	5,300	(1,666)

Net annuitization activity	(10,132)	30,819	(17,103)	32,596

Increase (decrease) from contract owner transactions	166,002	55,743	(1,506,969)	(1,053,885)

Total increase (decrease) in net assets	149,312	59,044	(935,525)	472,089
Net assets at beginning of year	1,387,785	1,328,741	9,011,067	8,538,978

Net assets at end of year	$1,537,097	$1,387,785	$8,075,542	$9,011,067

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$88,527	$111,672	$(99,672)	$(88,449)
Net realized gains (losses)	793,896	849,087	1,235,850	945,642
Net change in unrealized appreciation (depreciation)	510,211	2,962,513	816,958	1,054,531

Increase (decrease) from operations	1,392,634	3,923,272	1,953,136	1,911,724

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	420,709	187,290	289,397	—
Transfers between Sub-Accounts (including the Fixed Account), net	(345,946)	(145,396)	(336,927)	6,965
Withdrawals, surrenders, annuitizations and contract charges	(3,628,745)	(2,750,300)	(761,081)	(653,992)

Net accumulation activity	(3,553,982)	(2,708,406)	(808,611)	(647,027)

Annuitization Activity:
Annuitizations	157,665	—	—	—
Annuity payments and contract charges	(32,296)	(15,608)	(10,174)	(6,194)
Adjustments to annuity reserves	(16,237)	556	214	(936)

Net annuitization activity	109,132	(15,052)	(9,960)	(7,130)

Increase (decrease) from contract owner transactions	(3,444,850)	(2,723,458)	(818,571)	(654,157)

Total increase (decrease) in net assets	(2,052,216)	1,199,814	1,134,565	1,257,567
Net assets at beginning of year	23,943,777	22,743,963	6,759,846	5,502,279

Net assets at end of year	$21,891,561	$23,943,777	$7,894,411	$6,759,846

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M80 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(13,110)	$(12,520)	$(21,006)	$(22,417)
Net realized gains (losses)	95,960	230,352	164,214	215,500
Net change in unrealized appreciation (depreciation)	132,066	20,072	222,953	199,658

Increase (decrease) from operations	214,916	237,904	366,161	392,741

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	107	88	535	389
Transfers between Sub-Accounts (including the Fixed Account), net	256,022	(71,858)	(178,182)	(69,736)
Withdrawals, surrenders, annuitizations and contract charges	(45,086)	(607,521)	(105,564)	(283,129)

Net accumulation activity	211,043	(679,291)	(283,211)	(352,476)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	211,043	(679,291)	(283,211)	(352,476)

Total increase (decrease) in net assets	425,959	(441,387)	82,950	40,265
Net assets at beginning of year	555,026	996,413	1,190,942	1,150,677

Net assets at end of year	$980,985	$555,026	$1,273,892	$1,190,942

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(10,172)	$(10,549)	$(36,723)	$(43,485)
Net realized gains (losses)	117,750	145,359	512,170	653,673
Net change in unrealized appreciation (depreciation)	158,399	119,387	301,905	296,728

Increase (decrease) from operations	265,977	254,197	777,352	906,916

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	8,706	50,339
Transfers between Sub-Accounts (including the Fixed Account), net	(152,634)	(79,038)	(474,776)	(405,780)
Withdrawals, surrenders, annuitizations and contract charges	(66,843)	(53,059)	(914,968)	(379,261)

Net accumulation activity	(219,477)	(132,097)	(1,381,038)	(734,702)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(37,791)	(35,112)	(88)	(72)
Adjustments to annuity reserves	3,358	6,776	12	6

Net annuitization activity	(34,433)	(28,336)	(76)	(66)

Increase (decrease) from contract owner transactions	(253,910)	(160,433)	(1,381,114)	(734,768)

Total increase (decrease) in net assets	12,067	93,764	(603,762)	172,148
Net assets at beginning of year	829,380	735,616	2,727,492	2,555,344

Net assets at end of year	$841,447	$829,380	$2,123,730	$2,727,492

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M89 Sub-Account		M82 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$465,332	$485,940	$(120,484)	$(126,106)
Net realized gains (losses)	(14,083)	(132,047)	676,849	1,709,155
Net change in unrealized appreciation (depreciation)	1,169,020	2,355,600	827,247	1,375,126

Increase (decrease) from operations	1,620,269	2,709,493	1,383,612	2,958,175

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	186,739	408,545	51,197	42,833
Transfers between Sub-Accounts (including the Fixed Account), net	728,010	1,218,889	(655,706)	(708,043)
Withdrawals, surrenders, annuitizations and contract charges	(3,874,047)	(6,269,992)	(939,060)	(1,787,327)

Net accumulation activity	(2,959,298)	(4,642,558)	(1,543,569)	(2,452,537)

Annuitization Activity:
Annuitizations	7,369	—	—	—
Annuity payments and contract charges	(775)	—	(9,200)	(8,562)
Adjustments to annuity reserves	(89)	—	902	318

Net annuitization activity	6,505	—	(8,298)	(8,244)

Increase (decrease) from contract owner transactions	(2,952,793)	(4,642,558)	(1,551,867)	(2,460,781)

Total increase (decrease) in net assets	(1,332,524)	(1,933,065)	(168,255)	497,394
Net assets at beginning of year	33,191,779	35,124,844	11,050,147	10,552,753

Net assets at end of year	$31,859,255	$33,191,779	$10,881,892	$11,050,147

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$34,641	$89,345	$11,771	$65,141
Net realized gains (losses)	58,764	(2,952)	181,112	108,489
Net change in unrealized appreciation (depreciation)	35,764	610,128	(84,409)	478,398

Increase (decrease) from operations	129,169	696,521	108,474	652,028

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	588	—	122,814	23,150
Transfers between Sub-Accounts (including the Fixed Account), net	(2,099)	875	37,934	41,268
Withdrawals, surrenders, annuitizations and contract charges	(353,874)	(129,129)	(589,352)	(800,149)

Net accumulation activity	(355,385)	(128,254)	(428,604)	(735,731)

Annuitization Activity:
Annuitizations	—	(2,398)	—	—
Annuity payments and contract charges	(16,355)	(10,920)	—	—
Adjustments to annuity reserves	7,056	1,427	—	83

Net annuitization activity	(9,299)	(11,891)	—	83

Increase (decrease) from contract owner transactions	(364,684)	(140,145)	(428,604)	(735,648)

Total increase (decrease) in net assets	(235,515)	556,376	(320,130)	(83,620)
Net assets at beginning of year	3,618,162	3,061,786	3,005,533	3,089,153

Net assets at end of year	$3,382,647	$3,618,162	$2,685,403	$3,005,533

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M83 Sub-Account		M08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(2,263)	$45,462	$(31,385)	$21,893
Net realized gains (losses)	355,195	599,649	51,650	358,617
Net change in unrealized appreciation (depreciation)	(235,574)	1,756,657	(77,829)	1,681,207

Increase (decrease) from operations	117,358	2,401,768	(57,564)	2,061,717

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	166,275	75,131	116,420	70,372
Transfers between Sub-Accounts (including the Fixed Account), net	103,306	(471,178)	522,968	(297,698)
Withdrawals, surrenders, annuitizations and contract charges	(1,556,131)	(1,759,393)	(2,485,712)	(1,215,644)

Net accumulation activity	(1,286,550)	(2,155,440)	(1,846,324)	(1,442,970)

Annuitization Activity:
Annuitizations	—	16,448	—	—
Annuity payments and contract charges	(30,975)	(32,497)	(1,062)	(8,657)
Adjustments to annuity reserves	617	1,863	94	(230)

Net annuitization activity	(30,358)	(14,186)	(968)	(8,887)

Increase (decrease) from contract owner transactions	(1,316,908)	(2,169,626)	(1,847,292)	(1,451,857)

Total increase (decrease) in net assets	(1,199,550)	232,142	(1,904,856)	609,860
Net assets at beginning of year	9,717,219	9,485,077	8,696,775	8,086,915

Net assets at end of year	$8,517,669	$9,717,219	$6,791,919	$8,696,775

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$16,476	$7,497	$(8,737)	$(16,060)
Net realized gains (losses)	1,086,637	1,022,416	232,497	531,907
Net change in unrealized appreciation (depreciation)	(91,174)	1,045,730	172,515	339,441

Increase (decrease) from operations	1,011,939	2,075,643	396,275	855,288

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	37,154	13	20,213	59,626
Transfers between Sub-Accounts (including the Fixed Account), net	(159,016)	(71,376)	(196,787)	(153,668)
Withdrawals, surrenders, annuitizations and contract charges	(1,164,975)	(769,717)	(283,893)	(692,567)

Net accumulation activity	(1,286,837)	(841,080)	(460,467)	(786,609)

Annuitization Activity:
Annuitizations	—	6,078	—	—
Annuity payments and contract charges	(61,478)	(56,372)	(144)	(141)
Adjustments to annuity reserves	107,126	34,213	15	11

Net annuitization activity	45,648	(16,081)	(129)	(130)

Increase (decrease) from contract owner transactions	(1,241,189)	(857,161)	(460,596)	(786,739)

Total increase (decrease) in net assets	(229,250)	1,218,482	(64,321)	68,549
Net assets at beginning of year	9,225,582	8,007,100	3,545,992	3,477,443

Net assets at end of year	$8,996,332	$9,225,582	$3,481,671	$3,545,992

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$21,608	$20,287	$172,654	$256,969
Net realized gains (losses)	9,635	(1,870)	94,175	(10,454)
Net change in unrealized appreciation (depreciation)	49,861	86,223	546,094	1,318,714

Increase (decrease) from operations	81,104	104,640	812,923	1,565,229

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	335	—	37,607	70,940
Transfers between Sub-Accounts (including the Fixed Account), net	136,240	8,743	433,764	681,411
Withdrawals, surrenders, annuitizations and contract charges	(118,154)	(58,045)	(2,736,782)	(1,231,888)

Net accumulation activity	18,421	(49,302)	(2,265,411)	(479,537)

Annuitization Activity:
Annuitizations	—	—	9,902	—
Annuity payments and contract charges	(18,961)	(16,757)	(1,040)	—
Adjustments to annuity reserves	(906)	(2,221)	(119)	—

Net annuitization activity	(19,867)	(18,978)	8,743	—

Increase (decrease) from contract owner transactions	(1,446)	(68,280)	(2,256,668)	(479,537)

Total increase (decrease) in net assets	79,658	36,360	(1,443,745)	1,085,692
Net assets at beginning of year	873,512	837,152	13,422,147	12,336,455

Net assets at end of year	$953,170	$873,512	$11,978,402	$13,422,147

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC2 Sub-Account			MC1 Sub-Account
	December 31,		December 31,	December 31,	December 31,
	2020		2019	2020	2019
Operations:
Net investment income (loss)	$(8,728	) $	(7,687)	$(25,374)	$(23,597)
Net realized gains (losses)	155,931		228,273	170,671	303,116
Net change in unrealized appreciation (depreciation)	120,808		138,357	150,230	243,674

Increase (decrease) from operations	268,011		358,943	295,527	523,193

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	27,732		—	1,261	6,374
Transfers between Sub-Accounts (including the Fixed Account), net	236,521		26,600	(243,842)	(104,736)
Withdrawals, surrenders, annuitizations and contract charges	(192,478)		(158,626)	(147,988)	(151,180)

Net accumulation activity	71,775		(132,026)	(390,569)	(249,542)

Annuitization Activity:
Annuitizations	—		—	—	—
Annuity payments and contract charges	(1,936)		(664)	—	—
Adjustments to annuity reserves	(1,284)		(2,335)	—	—

Net annuitization activity	(3,220)		(2,999)	—	—

Increase (decrease) from contract owner transactions	68,555		(135,025)	(390,569)	(249,542)

Total increase (decrease) in net assets	336,566		223,918	(95,042)	273,651
Net assets at beginning of year	1,400,859		1,176,941	2,067,684	1,794,033

Net assets at end of year	$1,737,425		$1,400,859	$1,972,642	$2,067,684

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC3 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$4,007	$(1,951)	$16,881	$(23,753)
Net realized gains (losses)	11,816	5,008	82,697	107,826
Net change in unrealized appreciation (depreciation)	6,085	41,058	(15,536)	238,891

Increase (decrease) from operations	21,908	44,115	84,042	322,964

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	605	12,069
Transfers between Sub-Accounts (including the Fixed Account), net	(667)	(47,108)	(139,558)	(77,359)
Withdrawals, surrenders, annuitizations and contract charges	(2,767)	(8,521)	(385,305)	(127,311)

Net accumulation activity	(3,434)	(55,629)	(524,258)	(192,601)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,042)	(2,250)	—	—
Adjustments to annuity reserves	505	641	—	—

Net annuitization activity	(1,537)	(1,609)	—	—

Increase (decrease) from contract owner transactions	(4,971)	(57,238)	(524,258)	(192,601)

Total increase (decrease) in net assets	16,937	(13,123)	(440,216)	130,363
Net assets at beginning of year	244,860	257,983	1,944,925	1,814,562

Net assets at end of year	$261,797	$244,860	$1,504,709	$1,944,925

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC4 Sub-Account		MC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(127)	$2,204	$(11)	$(5)
Net realized gains (losses)	(752)	638	3	61
Net change in unrealized appreciation (depreciation)	18,764	6,648	174	132

Increase (decrease) from operations	17,885	9,490	166	188

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	7,887	15	—	1
Withdrawals, surrenders, annuitizations and contract charges	(20,785)	(13,949)	(2)	(1,779)

Net accumulation activity	(12,898)	(13,934)	(2)	(1,778)

Annuitization Activity:
Annuitizations	—	2,220	—	—
Annuity payments and contract charges	(567)	(556)	—	—
Adjustments to annuity reserves	303	185	—	—

Net annuitization activity	(264)	1,849	—	—

Increase (decrease) from contract owner transactions	(13,162)	(12,085)	(2)	(1,778)

Total increase (decrease) in net assets	4,723	(2,595)	164	(1,590)
Net assets at beginning of year	211,035	213,630	1,935	3,525

Net assets at end of year	$215,758	$211,035	$2,099	$1,935

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC6 Sub-Account		MC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(15,370)	$(14,876)	$(123)	$(111)
Net realized gains (losses)	253,895	365,476	1,036	1,020
Net change in unrealized appreciation (depreciation)	59,813	175,634	943	1,599

Increase (decrease) from operations	298,338	526,234	1,856	2,508

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(27,415)	(3,083)	1	1
Withdrawals, surrenders, annuitizations and contract charges	(154,582)	(396,011)	(12)	(12)

Net accumulation activity	(181,997)	(399,094)	(11)	(11)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(10,192)	(9,211)	—	—
Adjustments to annuity reserves	9,244	7,760	—	—

Net annuitization activity	(948)	(1,451)	—	—

Increase (decrease) from contract owner transactions	(182,945)	(400,545)	(11)	(11)

Total increase (decrease) in net assets	115,393	125,689	1,845	2,497
Net assets at beginning of year	1,847,157	1,721,468	9,962	7,465

Net assets at end of year	$1,962,550	$1,847,157	$11,807	$9,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC8 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(4,716)	$(14,503)	$(268)	$(405)
Net realized gains (losses)	589,969	685,720	6,805	6,669
Net change in unrealized appreciation (depreciation)	21,796	438,291	622	5,313

Increase (decrease) from operations	607,049	1,109,508	7,159	11,577

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	19,700	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(53,350)	(45,291)	(3,022)	(2,992)
Withdrawals, surrenders, annuitizations and contract charges	(388,856)	(414,043)	(678)	(3,452)

Net accumulation activity	(422,506)	(459,334)	(3,700)	(6,444)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(30,651)	(28,910)	—	—
Adjustments to annuity reserves	(895)	1,463	—	—

Net annuitization activity	(31,546)	(27,447)	—	—

Increase (decrease) from contract owner transactions	(454,052)	(486,781)	(3,700)	(6,444)

Total increase (decrease) in net assets	152,997	622,727	3,459	5,133
Net assets at beginning of year	4,497,986	3,875,259	47,727	42,594

Net assets at end of year	$4,650,983	$4,497,986	$51,186	$47,727

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD0 Sub-Account		M92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$2,896	$21,251	$(47,122)	$279,880
Net realized gains (losses)	109,063	71,289	1,557,729	1,077,215
Net change in unrealized appreciation (depreciation)	(70,178)	86,043	(374,851)	2,537,266

Increase (decrease) from operations	41,781	178,583	1,135,756	3,894,361

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	194,759	2,440
Transfers between Sub-Accounts (including the Fixed Account), net	(169,940)	(12,653)	957,523	(175,813)
Withdrawals, surrenders, annuitizations and contract charges	(158,612)	(90,198)	(4,254,523)	(5,367,280)

Net accumulation activity	(328,552)	(102,851)	(3,102,241)	(5,540,653)

Annuitization Activity:
Annuitizations	—	1,852	48,418	—
Annuity payments and contract charges	(5,506)	(5,884)	(7,984)	—
Adjustments to annuity reserves	(335)	1,470	(131)	—

Net annuitization activity	(5,841)	(2,562)	40,303	—

Increase (decrease) from contract owner transactions	(334,393)	(105,413)	(3,061,938)	(5,540,653)

Total increase (decrease) in net assets	(292,612)	73,170	(1,926,182)	(1,646,292)
Net assets at beginning of year	1,480,418	1,407,248	32,335,069	33,981,361

Net assets at end of year	$1,187,806	$1,480,418	$30,408,887	$32,335,069

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$19,003	$20,267	$101,409	$121,965
Net realized gains (losses)	(14,953)	(10,406)	(2,764)	(155,064)
Net change in unrealized appreciation (depreciation)	58,965	54,045	384,932	591,059

Increase (decrease) from operations	63,015	63,906	483,577	557,960

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	5,220	61,751	49,816
Transfers between Sub-Accounts (including the Fixed Account), net	5,482	21,038	621,556	1,033,475
Withdrawals, surrenders, annuitizations and contract charges	(185,813)	(87,467)	(1,609,262)	(2,531,642)

Net accumulation activity	(180,331)	(61,209)	(925,955)	(1,448,351)

Annuitization Activity:
Annuitizations	—	3,684	—	17,442
Annuity payments and contract charges	(6,838)	(6,622)	(2,061)	(2,020)
Adjustments to annuity reserves	4,620	3,952	88	(252)

Net annuitization activity	(2,218)	1,014	(1,973)	15,170

Increase (decrease) from contract owner transactions	(182,549)	(60,195)	(927,928)	(1,433,181)

Total increase (decrease) in net assets	(119,534)	3,711	(444,351)	(875,221)
Net assets at beginning of year	1,295,283	1,291,572	11,660,034	12,535,255

Net assets at end of year	$1,175,749	$1,295,283	$11,215,683	$11,660,034

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$50,879	$59,016	$70,621	$80,935
Net realized gains (losses)	(4,375)	(2,529)	(35,606)	(53,707)
Net change in unrealized appreciation (depreciation)	(5,583)	110,445	12,242	250,034

Increase (decrease) from operations	40,921	166,932	47,257	277,262

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	540	—	5,282	23,420
Transfers between Sub-Accounts (including the Fixed Account), net	(31,848)	8,761	77,984	70,031
Withdrawals, surrenders, annuitizations and contract charges	(126,040)	(68,833)	(240,819)	(607,885)

Net accumulation activity	(157,348)	(60,072)	(157,553)	(514,434)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(11,785)	(10,020)	(50)	(2,944)
Adjustments to annuity reserves	55,252	(1,559)	4	(103)

Net annuitization activity	43,467	(11,579)	(46)	(3,047)

Increase (decrease) from contract owner transactions	(113,881)	(71,651)	(157,599)	(517,481)

Total increase (decrease) in net assets	(72,960)	95,281	(110,342)	(240,219)
Net assets at beginning of year	1,389,132	1,293,851	2,124,714	2,364,933

Net assets at end of year	$1,316,172	$1,389,132	$2,014,372	$2,124,714

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M97 Sub-Account		MD5 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$209	$(561)	$(3,133)	$(5,838)
Net realized gains (losses)	5,282	35,766	9,624	106,361
Net change in unrealized appreciation (depreciation)	41,236	37,530	99,724	83,873

Increase (decrease) from operations	46,727	72,735	106,215	184,396

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	222	4,158
Transfers between Sub-Accounts (including the Fixed Account), net	(2,514)	(1,544)	2,503	(12,862)
Withdrawals, surrenders, annuitizations and contract charges	(23,543)	(9,631)	(113,137)	(163,403)

Net accumulation activity	(26,057)	(11,175)	(110,412)	(172,107)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(4,670)	(3,093)	—	—
Adjustments to annuity reserves	(225)	(1,557)	—	—

Net annuitization activity	(4,895)	(4,650)	—	—

Increase (decrease) from contract owner transactions	(30,952)	(15,825)	(110,412)	(172,107)

Total increase (decrease) in net assets	15,775	56,910	(4,197)	12,289
Net assets at beginning of year	348,960	292,050	811,079	798,790

Net assets at end of year	$364,735	$348,960	$806,882	$811,079

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M98 Sub-Account		M93 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(5,162)	$6,450	$(36,656)	$(12,400)
Net realized gains (losses)	163,982	200,995	626,283	626,008
Net change in unrealized appreciation (depreciation)	86,564	135,440	75,201	453,361

Increase (decrease) from operations	245,384	342,885	664,828	1,066,969

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	15,000	—	37,375	12,135
Transfers between Sub-Accounts (including the Fixed Account), net	(70,596)	(73,812)	(337,899)	(268,117)
Withdrawals, surrenders, annuitizations and contract charges	(157,903)	(319,674)	(1,228,731)	(1,147,603)

Net accumulation activity	(213,499)	(393,486)	(1,529,255)	(1,403,585)

Annuitization Activity:
Annuitizations	—	—	—	7,214
Annuity payments and contract charges	(5,597)	(5,323)	(880)	(1,644)
Adjustments to annuity reserves	3,610	2,877	(864)	(54)

Net annuitization activity	(1,987)	(2,446)	(1,744)	5,516

Increase (decrease) from contract owner transactions	(215,486)	(395,932)	(1,530,999)	(1,398,069)

Total increase (decrease) in net assets	29,898	(53,047)	(866,171)	(331,100)
Net assets at beginning of year	1,466,359	1,519,406	4,781,960	5,113,060

Net assets at end of year	$1,496,257	$1,466,359	$3,915,789	$4,781,960

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(83,335)	$(70,891)	$(8,790)	$(6,912)
Net realized gains (losses)	1,738,766	1,353,062	107,480	68,321
Net change in unrealized appreciation (depreciation)	99,671	1,492,724	43,520	106,400

Increase (decrease) from operations	1,755,102	2,774,895	142,210	167,809

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	79,350	36,066	128	95
Transfers between Sub-Accounts (including the Fixed Account), net	(183,806)	12,125	57,314	(20,156)
Withdrawals, surrenders, annuitizations and contract charges	(1,218,723)	(1,013,844)	(12,155)	(27,162)

Net accumulation activity	(1,323,179)	(965,653)	45,287	(47,223)

Annuitization Activity:
Annuitizations	—	35,487	—	2,235
Annuity payments and contract charges	(56,837)	(51,862)	(267)	(2,061)
Adjustments to annuity reserves	(4,528)	(1,196)	7	(106)

Net annuitization activity	(61,365)	(17,571)	(260)	68

Increase (decrease) from contract owner transactions	(1,384,544)	(983,224)	45,027	(47,155)

Total increase (decrease) in net assets	370,558	1,791,671	187,237	120,654
Net assets at beginning of year	9,427,992	7,636,321	587,613	466,959

Net assets at end of year	$9,798,550	$9,427,992	$774,850	$587,613

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD9 Sub-Account		ME2 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(113,628)	$(2,803)	$2,677	$(23)
Net realized gains (losses)	—	—	17,258	22,507
Net change in unrealized appreciation (depreciation)	—	—	18,019	43,134

Increase (decrease) from operations	(113,628)	(2,803)	37,954	65,618

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	330,762	37,516	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	5,578,240	2,753,439	90,411	(19,248)
Withdrawals, surrenders, annuitizations and contract charges	(4,574,600)	(3,283,943)	(34,974)	(35,188)

Net accumulation activity	1,334,402	(492,988)	55,437	(54,436)

Annuitization Activity:
Annuitizations	—	4,337	—	—
Annuity payments and contract charges	(37,590)	(39,096)	(16,534)	(16,051)
Adjustments to annuity reserves	35	(57)	201	375

Net annuitization activity	(37,555)	(34,816)	(16,333)	(15,676)

Increase (decrease) from contract owner transactions	1,296,847	(527,804)	39,104	(70,112)

Total increase (decrease) in net assets	1,183,219	(530,607)	77,058	(4,494)
Net assets at beginning of year	6,924,065	7,454,672	275,404	279,898

Net assets at end of year	$8,107,284	$6,924,065	$352,462	$275,404

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	ME3 Sub-Account		MA5 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$4,158	$(12,668)	$32,000	$30,082
Net realized gains (losses)	124,275	163,501	(514)	(2,253)
Net change in unrealized appreciation (depreciation)	83,775	418,084	73,633	105,789

Increase (decrease) from operations	212,208	568,917	105,119	133,618

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	15,515	31,463	6,305	6,183
Transfers between Sub-Accounts (including the Fixed Account), net	(126,613)	(177,051)	6,098	970
Withdrawals, surrenders, annuitizations and contract charges	(392,915)	(523,388)	(98,315)	(65,665)

Net accumulation activity	(504,013)	(668,976)	(85,912)	(58,512)

Annuitization Activity:
Annuitizations	—	1,458	—	—
Annuity payments and contract charges	(304)	(454)	(7,673)	(7,522)
Adjustments to annuity reserves	(156)	(6)	143	80

Net annuitization activity	(460)	998	(7,530)	(7,442)

Increase (decrease) from contract owner transactions	(504,473)	(667,978)	(93,442)	(65,954)

Total increase (decrease) in net assets	(292,265)	(99,061)	11,677	67,664
Net assets at beginning of year	2,420,107	2,519,168	1,424,936	1,357,272

Net assets at end of year	$2,127,842	$2,420,107	$1,436,613	$1,424,936

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MA7 Sub-Account		MF3 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$728	$697	$(27,883)	$(37,264)
Net realized gains (losses)	77	(60)	(45,515)	453,629
Net change in unrealized appreciation (depreciation)	2,123	2,997	196,554	273,003

Increase (decrease) from operations	2,928	3,634	123,156	689,368

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	20,141	3,124
Transfers between Sub-Accounts (including the Fixed Account), net	2,910	4,257	79,109	(66,060)
Withdrawals, surrenders, annuitizations and contract charges	(2,802)	(2,734)	(622,534)	(501,255)

Net accumulation activity	108	1,523	(523,284)	(564,191)

Annuitization Activity:
Annuitizations	—	—	—	3,799
Annuity payments and contract charges	—	(1,419)	(158)	(657)
Adjustments to annuity reserves	—	(52)	(415)	(40)

Net annuitization activity	—	(1,471)	(573)	3,102

Increase (decrease) from contract owner transactions	108	52	(523,857)	(561,089)

Total increase (decrease) in net assets	3,036	3,686	(400,701)	128,279
Net assets at beginning of year	42,882	39,196	3,119,279	2,991,000

Net assets at end of year	$45,918	$42,882	$2,718,578	$3,119,279

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MF5 Sub-Account		MF6 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$179,760	$182,277	$1,796	$1,116
Net realized gains (losses)	1,133,867	1,230,034	1,392	2,115
Net change in unrealized appreciation (depreciation)	1,193,119	2,470,568	(3,558)	10,085

Increase (decrease) from operations	2,506,746	3,882,879	(370)	13,316

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	181,209	188,015	64	53
Transfers between Sub-Accounts (including the Fixed Account), net	452,430	98,335	3,779	(1,952)
Withdrawals, surrenders, annuitizations and contract charges	(3,567,249)	(5,650,115)	(3,470)	(8,084)

Net accumulation activity	(2,933,610)	(5,363,765)	373	(9,983)

Annuitization Activity:
Annuitizations	194,871	—	—	2,184
Annuity payments and contract charges	(37,445)	(5,557)	(215)	(236)
Adjustments to annuity reserves	63	435	11	(34)

Net annuitization activity	157,489	(5,122)	(204)	1,914

Increase (decrease) from contract owner transactions	(2,776,121)	(5,368,887)	169	(8,069)

Total increase (decrease) in net assets	(269,375)	(1,486,008)	(201)	5,247
Net assets at beginning of year	27,037,027	28,523,035	61,789	56,542

Net assets at end of year	$26,767,652	$27,037,027	$61,588	$61,789

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MF7 Sub-Account		MF9 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$67,075	$39,587	$22,431	$59,324
Net realized gains (losses)	141,522	197,810	2,139,574	2,612,977
Net change in unrealized appreciation (depreciation)	(210,515)	535,774	984,730	2,763,987

Increase (decrease) from operations	(1,918)	773,171	3,146,735	5,436,288

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	18,320	30,997	67,296	26,064
Transfers between Sub-Accounts (including the Fixed Account), net	223,759	(146,551)	(14,950)	(404,264)
Withdrawals, surrenders, annuitizations and contract charges	(472,678)	(607,722)	(2,481,755)	(3,675,305)

Net accumulation activity	(230,599)	(723,276)	(2,429,409)	(4,053,505)

Annuitization Activity:
Annuitizations	—	2,355	—	—
Annuity payments and contract charges	(103)	(391)	—	—
Adjustments to annuity reserves	(234)	(23)	—	—

Net annuitization activity	(337)	1,941	—	—

Increase (decrease) from contract owner transactions	(230,936)	(721,335)	(2,429,409)	(4,053,505)

Total increase (decrease) in net assets	(232,854)	51,836	717,326	1,382,783
Net assets at beginning of year	3,414,807	3,362,971	24,976,814	23,594,031

Net assets at end of year	$3,181,953	$3,414,807	$25,694,140	$24,976,814

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MG1 Sub-Account		MF2 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(119,089)	$(23,685)	$163,241	$130,130
Net realized gains (losses)	195,945	13,404	25,513	1,364
Net change in unrealized appreciation (depreciation)	705,363	557,843	91,958	343,938

Increase (decrease) from operations	782,219	547,562	280,712	475,432

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	775	45,751	81,569	106,191
Transfers between Sub-Accounts (including the Fixed Account), net	(82,490)	161,247	355,137	1,118,590
Withdrawals, surrenders, annuitizations and contract charges	(1,052,860)	(1,182,961)	(2,095,918)	(2,872,008)

Net accumulation activity	(1,134,575)	(975,963)	(1,659,212)	(1,647,227)

Annuitization Activity:
Annuitizations	—	—	—	9,070
Annuity payments and contract charges	—	—	(1,581)	(2,599)
Adjustments to annuity reserves	—	—	(814)	(24)

Net annuitization activity	—	—	(2,395)	6,447

Increase (decrease) from contract owner transactions	(1,134,575)	(975,963)	(1,661,607)	(1,640,780)

Total increase (decrease) in net assets	(352,356)	(428,401)	(1,380,895)	(1,165,348)
Net assets at beginning of year	8,590,689	9,019,090	13,244,304	14,409,652

Net assets at end of year	$8,238,333	$8,590,689	$11,863,409	$13,244,304

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MG2 Sub-Account		MG3 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$81,218	$56,949	$(6,667)	$(6,835)
Net realized gains (losses)	3,555	(1,600)	34,348	127,722
Net change in unrealized appreciation (depreciation)	49,469	195,738	62,487	293,561

Increase (decrease) from operations	134,242	251,087	90,168	414,448

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,021	25,242	62,103	16,667
Transfers between Sub-Accounts (including the Fixed Account), net	173,467	865,252	8,307	(115,598)
Withdrawals, surrenders, annuitizations and contract charges	(1,308,617)	(1,268,658)	(151,975)	(275,803)

Net accumulation activity	(1,128,129)	(378,164)	(81,565)	(374,734)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,561)	(1,665)
Adjustments to annuity reserves	—	—	—	(1)

Net annuitization activity	—	—	(1,561)	(1,666)

Increase (decrease) from contract owner transactions	(1,128,129)	(378,164)	(83,126)	(376,400)

Total increase (decrease) in net assets	(993,887)	(127,077)	7,042	38,048
Net assets at beginning of year	7,883,762	8,010,839	1,621,865	1,583,817

Net assets at end of year	$6,889,875	$7,883,762	$1,628,907	$1,621,865

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MG4 Sub-Account		MG6 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(9,999)	$(12,334)	$382,330	$548,998
Net realized gains (losses)	8,599	117,221	7,442,361	9,060,662
Net change in unrealized appreciation (depreciation)	132,742	322,129	4,126,955	10,556,871

Increase (decrease) from operations	131,342	427,016	11,951,646	20,166,531

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,254	23,088	208,002	374,275
Transfers between Sub-Accounts (including the Fixed Account), net	6,936	(247,116)	(1,898,644)	(515,088)
Withdrawals, surrenders, annuitizations and contract charges	(188,141)	(344,738)	(12,664,633)	(16,732,694)

Net accumulation activity	(169,951)	(568,766)	(14,355,275)	(16,873,507)

Annuitization Activity:
Annuitizations	—	—	195,177	—
Annuity payments and contract charges	—	—	(32,359)	—
Adjustments to annuity reserves	—	—	(540)	—

Net annuitization activity	—	—	162,278	—

Increase (decrease) from contract owner transactions	(169,951)	(568,766)	(14,192,997)	(16,873,507)

Total increase (decrease) in net assets	(38,609)	(141,750)	(2,241,351)	3,293,024
Net assets at beginning of year	1,590,593	1,732,343	110,736,643	107,443,619

Net assets at end of year	$1,551,984	$1,590,593	$108,495,292	$110,736,643

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MG7 Sub-Account		V44 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(4,709)	$(7,188)	$(13,328)	$(7,978)
Net realized gains (losses)	2,966	102,563	264,663	28,360
Net change in unrealized appreciation (depreciation)	72,202	104,089	307,959	52,990

Increase (decrease) from operations	70,459	199,464	559,294	73,372

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	371	8,081	701	—
Transfers between Sub-Accounts (including the Fixed Account), net	(15,975)	(63,575)	(243,796)	364,685
Withdrawals, surrenders, annuitizations and contract charges	(63,057)	(124,154)	(46,004)	(27,543)

Net accumulation activity	(78,661)	(179,648)	(289,099)	337,142

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(78,661)	(179,648)	(289,099)	337,142

Total increase (decrease) in net assets	(8,202)	19,816	270,195	410,514
Net assets at beginning of year	709,775	689,959	563,585	153,071

Net assets at end of year	$701,573	$709,775	$833,780	$563,585

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	V43 Sub-Account		O19 Sub-Account
	December 31, December 31,		December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(6,141)	$(5,590)	$(35,735)	$(39,295)
Net realized gains (losses)	179,321	68,085	704,164	241,739
Net change in unrealized appreciation (depreciation)	169,106	43,678	(30,893)	458,314

Increase (decrease) from operations	342,286	106,173	637,536	660,758

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	92	116,811	18,298
Transfers between Sub-Accounts (including the Fixed Account), net	(275,085)	(34,941)	(223,550)	(67,437)
Withdrawals, surrenders, annuitizations and contract charges	(41,644)	(23,461)	(1,486,478)	(136,484)

Net accumulation activity	(316,729)	(58,310)	(1,593,217)	(185,623)

Annuitization Activity:
Annuitizations	—	—	—	4,459
Annuity payments and contract charges	—	—	(591)	(3,861)
Adjustments to annuity reserves	—	—	7	(201)

Net annuitization activity	—	—	(584)	397

Increase (decrease) from contract owner transactions	(316,729)	(58,310)	(1,593,801)	(185,226)

Total increase (decrease) in net assets	25,557	47,863	(956,265)	475,532
Net assets at beginning of year	330,349	282,486	2,504,453	2,028,921

Net assets at end of year	$355,906	$330,349	$1,548,188	$2,504,453

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	O23 Sub-Account		O20 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$1,239	$2,076	$(27,587)	$(25,019)
Net realized gains (losses)	26,113	17,200	173,795	447,134
Net change in unrealized appreciation (depreciation)	49,688	72,461	381,336	213,469

Increase (decrease) from operations	77,040	91,737	527,544	635,584

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	69,356	104
Transfers between Sub-Accounts (including the Fixed Account), net	3,171	31,690	(479,902)	(273,780)
Withdrawals, surrenders, annuitizations and contract charges	(44,242)	(81,132)	(254,387)	(227,427)

Net accumulation activity	(41,071)	(49,442)	(664,933)	(501,103)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,798)	(1,665)
Adjustments to annuity reserves	—	—	(1)	(1)

Net annuitization activity	—	—	(1,799)	(1,666)

Increase (decrease) from contract owner transactions	(41,071)	(49,442)	(666,732)	(502,769)

Total increase (decrease) in net assets	35,969	42,295	(139,188)	132,815
Net assets at beginning of year	658,784	616,489	2,463,333	2,330,518

Net assets at end of year	$694,753	$658,784	$2,324,145	$2,463,333

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	O21 Sub-Account		O04 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(57,400)	$(98,081)	$(1,639)	$(2,352)
Net realized gains (losses)	850,470	2,237,187	3,209	13,056
Net change in unrealized appreciation (depreciation)	253,256	830,756	26,954	19,929

Increase (decrease) from operations	1,046,326	2,969,862	28,524	30,633

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	192,472	126,316	(8,220)	—
Transfers between Sub-Accounts (including the Fixed Account), net	(612,202)	(800,813)	(15,344)	15,195
Withdrawals, surrenders, annuitizations and contract charges	(1,709,679)	(2,224,039)	(7,275)	(62,717)

Net accumulation activity	(2,129,409)	(2,898,536)	(30,839)	(47,522)

Annuitization Activity:
Annuitizations	—	6,549	—	—
Annuity payments and contract charges	(589)	(1,350)	—	(3,019)
Adjustments to annuity reserves	(741)	(45)	—	(114)

Net annuitization activity	(1,330)	5,154	—	(3,133)

Increase (decrease) from contract owner transactions	(2,130,739)	(2,893,382)	(30,839)	(50,655)

Total increase (decrease) in net assets	(1,084,413)	76,480	(2,315)	(20,022)
Net assets at beginning of year	11,089,969	11,013,489	128,860	148,882

Net assets at end of year	$10,005,556	$11,089,969	$126,545	$128,860

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P08 Sub-Account		PC0 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$33,972	$14,220	$59,546	$21,983
Net realized gains (losses)	(7,978)	2,001	(10,793)	(6,388)
Net change in unrealized appreciation (depreciation)	38,151	84,657	81,622	159,013

Increase (decrease) from operations	64,145	100,878	130,375	174,608

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,923	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(51,217)	66,009	31,462	124,960
Withdrawals, surrenders, annuitizations and contract charges	(76,838)	(84,585)	(83,771)	(82,845)

Net accumulation activity	(124,132)	(18,576)	(52,309)	42,115

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(124,132)	(18,576)	(52,309)	42,115

Total increase (decrease) in net assets	(59,987)	82,302	78,066	216,723
Net assets at beginning of year	1,071,783	989,481	1,958,553	1,741,830

Net assets at end of year	$1,011,796	$1,071,783	$2,036,619	$1,958,553

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P70 Sub-Account		P10 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,024	$1,190	$89,662	$66,980
Net realized gains (losses)	(11,960)	(3,970)	(355,740)	(312,076)
Net change in unrealized appreciation (depreciation)	11,022	7,162	250,511	463,097

Increase (decrease) from operations	1,086	4,382	(15,567)	218,001

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,684	29,524
Transfers between Sub-Accounts (including the Fixed Account), net	(236)	(1,694)	96,682	173,831
Withdrawals, surrenders, annuitizations and contract charges	(14,646)	(1,956)	(467,312)	(489,714)

Net accumulation activity	(14,882)	(3,650)	(368,946)	(286,359)

Annuitization Activity:
Annuitizations	—	—	7,468	—
Annuity payments and contract charges	—	—	(790)	—
Adjustments to annuity reserves	—	—	(95)	8

Net annuitization activity	—	—	6,583	8

Increase (decrease) from contract owner transactions	(14,882)	(3,650)	(362,363)	(286,351)

Total increase (decrease) in net assets	(13,796)	732	(377,930)	(68,350)
Net assets at beginning of year	46,060	45,328	2,308,704	2,377,054

Net assets at end of year	$32,264	$46,060	$1,930,774	$2,308,704

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	PK8 Sub-Account		P20 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$22,710	$23,459	$651	$632
Net realized gains (losses)	(7,465)	(12,925)	(1,129)	(262)
Net change in unrealized appreciation (depreciation)	22,611	94,896	1,563	2,332

Increase (decrease) from operations	37,856	105,430	1,085	2,702

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	956	1,527	16,036	—
Transfers between Sub-Accounts (including the Fixed Account), net	35,573	3,190	281	(3,136)
Withdrawals, surrenders, annuitizations and contract charges	(76,363)	(180,047)	(16,108)	(82)

Net accumulation activity	(39,834)	(175,330)	209	(3,218)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(39,834)	(175,330)	209	(3,218)

Total increase (decrease) in net assets	(1,978)	(69,900)	1,294	(516)
Net assets at beginning of year	842,902	912,802	21,823	22,339

Net assets at end of year	$840,924	$842,902	$23,117	$21,823

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	PD6 Sub-Account		PH2 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,510,641	$150,118	$(96)	$142
Net realized gains (losses)	568,848	(348,808)	4,474	379
Net change in unrealized appreciation (depreciation)	2,672,736	6,264,606	1,612	4,580

Increase (decrease) from operations	5,752,225	6,065,916	5,990	5,101

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	99,881	24,699	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,208,101)	(867,095)	(3,304)	35,589
Withdrawals, surrenders, annuitizations and contract charges	(4,482,604)	(5,900,469)	(2,580)	(1,454)

Net accumulation activity	(5,590,824)	(6,742,865)	(5,884)	34,135

Annuitization Activity:
Annuitizations	48,718	—	—	—
Annuity payments and contract charges	(8,073)	—	—	—
Adjustments to annuity reserves	(137)	—	—	—

Net annuitization activity	40,508	—	—	—

Increase (decrease) from contract owner transactions	(5,550,316)	(6,742,865)	(5,884)	34,135

Total increase (decrease) in net assets	201,909	(676,949)	106	39,236
Net assets at beginning of year	42,328,746	43,005,695	39,236	—

Net assets at end of year	$42,530,655	$42,328,746	$39,342	$39,236

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P06 Sub-Account		P07 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(6,977)	$(1,183)	$29,158	$102,287
Net realized gains (losses)	(7,936)	(36,889)	113,611	(50,156)
Net change in unrealized appreciation (depreciation)	185,130	191,867	274,183	444,165

Increase (decrease) from operations	170,217	153,795	416,952	496,296

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,069	14,662	133,558	32,236
Transfers between Sub-Accounts (including the Fixed Account), net	(260,743)	117,928	134,528	336,563
Withdrawals, surrenders, annuitizations and contract charges	(302,124)	(344,511)	(1,226,748)	(1,440,162)

Net accumulation activity	(555,798)	(211,921)	(958,662)	(1,071,363)

Annuitization Activity:
Annuitizations	—	—	—	8,839
Annuity payments and contract charges	(2,786)	(2,675)	(7,517)	(7,760)
Adjustments to annuity reserves	(1)	—	(74)	136

Net annuitization activity	(2,787)	(2,675)	(7,591)	1,215

Increase (decrease) from contract owner transactions	(558,585)	(214,596)	(966,253)	(1,070,148)

Total increase (decrease) in net assets	(388,368)	(60,801)	(549,301)	(573,852)
Net assets at beginning of year	2,328,319	2,389,120	7,284,844	7,858,696

Net assets at end of year	$1,939,951	$2,328,319	$6,735,543	$7,284,844

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	PI3 Sub-Account		P72 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(13,165)	$(13,880)	$487	$1,295
Net realized gains (losses)	(5,613)	3,716	30,684	45,158
Net change in unrealized appreciation (depreciation)	(51,791)	42,064	(5,257)	62,919

Increase (decrease) from operations	(70,569)	31,900	25,914	109,372

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	2,161	142
Transfers between Sub-Accounts (including the Fixed Account), net	116,235	144,559	24,732	(18,404)
Withdrawals, surrenders, annuitizations and contract charges	(27,917)	(118,576)	(50,956)	(15,037)

Net accumulation activity	88,318	25,983	(24,063)	(33,299)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	88,318	25,983	(24,063)	(33,299)

Total increase (decrease) in net assets	17,749	57,883	1,851	76,073
Net assets at beginning of year	787,304	729,421	472,456	396,383

Net assets at end of year	$805,053	$787,304	$474,307	$472,456

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	W41 Sub-Account
	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(69)	$(138)
Net realized gains (losses)	859	(4)
Net change in unrealized appreciation (depreciation)	1,011	1,881

Increase (decrease) from operations	1,801	1,739

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,213)	(1,727)
Withdrawals, surrenders, annuitizations and contract charges	(450)	(422)

Net accumulation activity	(1,663)	(2,149)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Increase (decrease) from contract owner transactions	(1,663)	(2,149)

Total increase (decrease) in net assets	138	(410)
Net assets at beginning of year	6,747	7,157

Net assets at end of year	$6,885	$6,747

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”), and was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Extra NY contracts, Regatta Gold NY contracts, Masters Access NY contracts, Masters Choice NY contracts, Masters Choice II NY contracts, Masters Extra NY contracts, Masters Extra II NY contracts, Masters Flex NY contracts, Masters Flex II NY contracts, Masters Reward NY contracts, Masters Select NY contracts, and Masters I Share NY contracts (the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
MA5	MFS VIT II Strategic Income Portfolio I Class	September 1, 2020
MA7	MFS VIT II Strategic Income Portfolio S Class	September 1, 2020

There were no Sub-Accounts that were liquidated or merged with an existing Sub-Accounts during the current year.

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
C59, C60, C58, C89, C90	April 29, 2016

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
PH2	2019

(DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2020. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2020 noting that, other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2020, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2020. There were no transfers between levels during the year ended December 31, 2020.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations.

At December 31, 2020, the deduction is at an effective annual rate based on the average daily value of the Contact invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5
Regatta NY	1.25%	—	—	—	—
Regatta Gold NY	1.25%	—	—	—	—
Regatta Extra NY	1.30%	1.45%	—	—	—
Masters Flex NY	1.30%	1.50%	1.70%	1.90%	—
Masters Flex II NY	1.30%	1.70%	—	—	—
Masters Extra NY	1.40%	1.60%	1.80%	2.00%	—
Masters Extra II NY	1.40%	1.80%	—	—	—
Masters Choice NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters Choice II NY	1.05%	1.30%	1.45%	—	—
Masters Access NY	1.35%	1.55%	1.75%	—	—
Masters Reward NY	1.40%	1.60%	1.80%	2.00%	—
Masters Select NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters I Share NY	0.50%	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Masters Extra NY, Masters Extra II NY, Masters Choice NY, Masters Choice II, NY Masters Reward NY, and Masters Select NY contracts and at an effective annual rate of 0.20% of the net assets attributable to Masters Flex NY, Masters Flex II NY and Masters Access NY contracts.

As reimbursement for administrative expenses, which exceed the charges received from the account administration fee (“Account Fee”) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The administration charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges” or “Annuity payments and contract charges”.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge (“Benefit Fee”), based on a percentage of the contract owner’s account value referenced in the table below, is deducted from the value of the contract on the last day of the Account Quarter. Account Quarters are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if the optional living benefit rider has been elected. These charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

The following table represents a summary of the optional living benefit riders available.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2250%	0.2750%	0.90%	1.10%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III[1]	0.2750%	0.3000%	1.10%	1.20%
Income Advisor	0.2250%	0.2500%	0.90%	1.00%

[1]	This rider has a maximum contract rate of 1.75% for single life and 1.95% for joint life elections.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Masters Flex NY, Masters Flex II NY, Masters Extra NY, Masters Extra II NY, Masters Choice NY and Masters Choice II NY contracts; and for 7% for Masters Reward NY and Masters Select NY contracts, if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date prior to January 1, 1999. Annuity reserves are calculated using the Annuity 2000 Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 1999. Annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 2015. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
AL1	$133,888	$168,846
AO5	541,093	1,309,785
AM2	47,503	130,634
A98	167,051	225,645
A74	253,028	372,091
B18	2,674,815	5,100,436
C60	46,875	1,031,962
C90	13,701	924,462
C58	47,061	100,594
FD7	397,323	1,670,453
F24	657,726	3,805,312
F88	9,290	123,444
FB9	105,796	87,967
F15	53,634	50,971
F41	802,271	2,859,709
FE3	2,336,168	3,576,577
T21	172,950	559,260
T20	904,813	1,048,454
FE6	334,684	100,534
T59	39,896	116,698
F56	136,394	330,322
F59	526,458	598,101
FF0	15,042	20,668
F54	2,456,651	1,910,577
FG8	5,652	3,326
F53	436,092	541,317
FJ9	16,449	17,516
T28	112,306	163,361
FJ0	64	72
V35	31,766	56,153
V13	389,575	455,626
V11	432,020	438,794
AC1	32,097	15,636
J88	487,023	577,753
J94	233,653	200,567
L11	439,886	667,665

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
L18	$238,818	$608,344
L17	355,696	549,270
MD8	478,971	325,294
M07	381,449	1,632,144
M35	1,579,032	4,341,441
M31	866,640	1,320,404
M80	371,869	121,181
M41	149,962	358,739
M05	61,578	267,587
M42	403,405	1,611,022
M89	5,752,341	8,239,713
M82	723,404	1,984,349
M44	166,739	421,382
M40	538,551	887,911
M83	1,232,143	2,179,840
M08	1,312,029	2,896,094
MB6	587,561	1,506,570
MB7	313,959	612,591
MC0	180,139	156,315
MA0	2,026,530	4,078,619
MC2	421,670	281,432
MC1	467,591	792,082
MC3	21,165	10,349
MA1	320,490	746,875
MC4	10,652	24,245
MC5	22	35
MC6	189,451	232,673
MC7	1,006	162
MC8	349,128	531,364
MC9	5,730	6,595
MD0	78,484	358,123
M92	3,438,808	5,159,168
M96	63,923	232,090
MD2	2,686,518	3,513,125
MA6	78,602	196,856
MA3	281,753	368,735
M97	11,707	37,899
MD5	78,254	181,620
M98	58,246	254,595
M93	305,795	1,786,902
MD6	1,000,167	1,603,214
MB3	215,320	108,345
MD9	7,009,086	5,825,938

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
ME2	$107,708	$55,373
ME3	246,385	671,088
MA5	67,422	129,008
MA7	6,508	5,672
MF3	771,576	1,094,077
MF5	3,230,680	4,630,371
MF6	9,657	6,222
MF7	554,335	650,600
MF9	2,942,047	3,282,705
MG1	742,393	1,890,086
MF2	2,447,368	3,944,920
MG2	1,364,171	2,411,082
MG3	324,139	351,737
MG4	346,947	465,471
MG6	9,408,452	16,774,713
MG7	191,633	219,547
V44	266,934	494,189
V43	47,175	332,702
O19	385,735	1,800,652
O23	61,303	85,492
O20	326,023	943,727
O21	1,529,880	2,803,715
O04	15,715	46,380
P08	90,263	180,423
PC0	157,058	149,821
P70	9,101	21,959
P10	425,051	697,657
PK8	83,629	100,753
P20	17,295	16,435
PD6	5,535,714	7,773,763
PH2	9,670	11,543
P06	208,362	773,923
P07	1,300,494	2,167,187
PI3	176,175	101,022
P72	94,060	85,277
W41	1,656	2,531

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	5,702	10,841	(5,139)
AO5	45,116	107,557	(62,441)
AM2	3,585	12,200	(8,615)
A98	28,300	32,990	(4,690)
A74	21,508	23,495	(1,987)
B18	69,185	281,679	(212,494)
C60	3,986	55,796	(51,810)
C90	1,203	51,526	(50,323)
C58	5,750	9,034	(3,284)
FD7	14,788	74,371	(59,583)
F24	30,058	150,061	(120,003)
F88	183	6,834	(6,651)
FB9	4,475	4,593	(118)
F15	388	2,280	(1,892)
F41	66,273	151,003	(84,730)
FE3	102,701	246,963	(144,262)
T21	6,155	32,639	(26,484)
T20	51,558	62,440	(10,882)
FE6	650	5,578	(4,928)
T59	2,856	11,916	(9,060)
F56	6,142	16,087	(9,945)
F59	28,019	41,341	(13,322)
FF0	1,173	1,688	(515)
F54	104,451	91,341	13,110
FG8	332	183	149
F53	15,316	17,372	(2,056)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	910	819	91
T28	5,856	11,346	(5,490)
FJ0	—	5	(5)
V35	2,744	3,286	(542)
V13	26,151	28,409	(2,258)
V11	14,557	22,434	(7,877)
AC1	2,290	1,144	1,146
J88	47,633	57,180	(9,547)
J94	7,807	7,494	313
L11	69,875	83,512	(13,637)
L18	4,480	16,660	(12,180)
L17	19,242	23,173	(3,931)
MD8	45,029	29,736	15,293
M07	915	105,915	(105,000)
M35	59,250	308,498	(249,248)
M31	6,106	17,895	(11,789)
M80	6,510	2,369	4,141
M41	2,816	10,035	(7,219)
M05	—	13,665	(13,665)
M42	13,203	67,565	(54,362)
M89	496,379	779,072	(282,693)
M82	15,954	84,038	(68,084)
M44	427	29,910	(29,483)
M40	40,843	73,934	(33,091)
M83	47,034	115,505	(68,471)
M08	69,573	162,672	(93,099)
MB6	1,197	30,262	(29,065)
MB7	5,213	19,914	(14,701)
MC0	5,605	5,554	51
MA0	100,729	230,422	(129,693)
MC2	8,114	6,146	1,968
MC1	17,154	31,656	(14,502)
MC3	114	306	(192)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	27,421	60,188	(32,767)
MC4	457	1,217	(760)
MC6	293	4,109	(3,816)
MC8	521	13,551	(13,030)
MC9	105	213	(108)
MD0	196	10,394	(10,198)
M92	181,006	409,836	(228,830)
M96	1,225	9,472	(8,247)
MD2	184,820	255,236	(70,416)
MA6	364	6,278	(5,914)
MA3	9,546	17,468	(7,922)
M97	120	1,050	(930)
MD5	5,007	11,209	(6,202)
M98	323	4,198	(3,875)
M93	11,880	87,342	(75,462)
MD6	3,972	49,145	(45,173)
MB3	4,129	2,595	1,534
MD9	839,187	692,778	146,409
ME2	3,865	2,183	1,682
ME3	8,125	28,913	(20,788)
MA5	698	4,910	(4,212)
MA7	271	276	(5)
MF3	37,730	56,121	(18,391)
MF5	145,794	301,786	(155,992)
MF6	202	199	3
MF7	23,749	33,339	(9,590)
MF9	25,599	114,847	(89,248)
MG1	66,445	163,905	(97,460)
MF2	205,824	368,008	(162,184)
MG2	131,589	246,312	(114,723)
MG3	14,532	15,629	(1,097)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	21,171	23,969	(2,798)
MG6	120,367	759,228	(638,861)
MG7	7,114	7,889	(775)
V44	3,989	9,482	(5,493)
V43	534	7,180	(6,646)
O19	5,503	52,123	(46,620)
O23	3,052	6,775	(3,723)
O20	10,995	31,156	(20,161)
O21	22,838	94,262	(71,424)
O04	557	1,121	(564)
P08	3,850	11,658	(7,808)
PC0	10,134	13,236	(3,102)
P70	3,960	6,809	(2,849)
P10	96,157	161,659	(65,502)
PK8	1,606	2,869	(1,263)
P20	1,266	1,253	13
PD6	182,686	573,409	(390,723)
PH2	909	1,150	(241)
P06	12,918	49,112	(36,194)
P07	64,472	122,811	(58,339)
PI3	23,466	13,921	9,545
P72	3,165	3,789	(624)
W41	37	81	(44)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2019 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	1,784	49,579	(47,795)
AO5	44,519	143,704	(99,185)
AM2	3,430	8,697	(5,267)
A98	8,305	44,015	(35,710)
A74	2,376	21,410	(19,034)
B18	41,728	366,413	(324,685)
C60	3,529	48,736	(45,207)
C90	3,699	26,298	(22,599)
C58	930	7,770	(6,840)
FD7	9,668	22,036	(12,368)
F24	14,117	150,241	(136,124)
F88	40	463	(423)
FB9	1,160	1,957	(797)
F15	5,194	21,409	(16,215)
F41	25,408	64,319	(38,911)
FE3	37,007	284,061	(247,054)
T21	4,173	23,517	(19,344)
T20	38,407	86,652	(48,245)
FE6	348	51,040	(50,692)
T59	12,307	163	12,144
F56	4,992	25,662	(20,670)
F59	16,654	78,202	(61,548)
FF0	174	4,580	(4,406)
F54	14,562	94,499	(79,937)
FG8	18	86	(68)
F53	4,592	21,734	(17,142)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	72	296	(224)
T28	10,473	5,189	5,284
FJ0	—	3	(3)
V35	967	9,811	(8,844)
V13	5,113	56,257	(51,144)
V11	7,308	24,659	(17,351)
AC1	9,932	6,434	3,498
J88	37,682	34,737	2,945
J94	14,229	6,323	7,906
L11	27,108	74,774	(47,666)
L18	4,078	20,218	(16,140)
L17	2,496	17,476	(14,980)
MD8	42,092	37,228	4,864
M07	14,904	88,268	(73,364)
M35	35,532	239,526	(203,994)
M31	1,131	13,603	(12,472)
M80	3	20,567	(20,564)
M41	3,850	15,042	(11,192)
M05	2,571	13,813	(11,242)
M42	4,525	40,881	(36,356)
M89	274,270	690,698	(416,428)
M82	5,622	125,667	(120,045)
M44	7,992	18,279	(10,287)
M40	23,373	85,629	(62,256)
M83	18,139	134,265	(116,126)
M08	18,937	95,473	(76,536)
MB6	2,486	22,810	(20,324)
MB7	5,770	32,445	(26,675)
MC0	675	3,519	(2,844)
MA0	70,250	96,037	(25,787)
MC2	818	4,162	(3,344)
MC1	799	11,707	(10,908)
MC3	368	2,730	(2,362)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	9,257	21,210	(11,953)
MC4	133	763	(630)
MC5	—	109	(109)
MC6	255	8,828	(8,573)
MC7	—	1	(1)
MC8	28	15,898	(15,870)
MC9	—	272	(272)
MD0	673	3,943	(3,270)
M92	64,093	490,535	(426,442)
M96	1,797	4,766	(2,969)
MD2	112,738	225,617	(112,879)
MA6	2,005	3,877	(1,872)
MA3	6,842	33,280	(26,438)
M97	664	1,164	(500)
MD5	3,063	14,406	(11,343)
M98	244	8,069	(7,825)
M93	8,769	87,536	(78,767)
MD6	12,159	50,319	(38,160)
MB3	527	2,060	(1,533)
MD9	381,066	441,194	(60,128)
ME2	301	3,498	(3,197)
ME3	5,229	36,324	(31,095)
MA5	340	3,469	(3,129)
MA7	249	263	(14)
MF3	9,507	36,105	(26,598)
MF5	51,114	373,553	(322,439)
MF6	162	427	(265)
MF7	6,555	41,022	(34,467)
MF9	11,408	181,113	(169,705)
MG1	60,775	142,353	(81,578)
MF2	146,360	305,825	(159,465)
MG2	114,331	154,529	(40,198)
MG3	2,039	19,423	(17,384)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	1,526	28,442	(26,916)
MG6	62,303	882,985	(820,682)
MG7	1,014	7,434	(6,420)
V44	14,255	2,492	11,763
V43	1,513	3,594	(2,081)
O19	1,694	9,031	(7,337)
O23	5,300	9,851	(4,551)
O20	2,574	21,271	(18,697)
O21	12,027	118,529	(106,502)
O04	552	1,979	(1,427)
P08	5,004	6,176	(1,172)
PC0	11,667	7,843	3,824
P70	455	1,183	(728)
P10	47,908	102,962	(55,054)
PK8	813	6,607	(5,794)
P20	6	264	(258)
PD6	72,607	607,016	(534,409)
PH2	2,601	215	2,386
P06	10,709	25,499	(14,790)
P07	31,237	97,378	(66,141)
PI3	14,579	11,653	2,926
P72	874	2,228	(1,354)
W41	6	91	(85)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,						For the years ended December 31,
	Units		Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
	2020	94,370	$18.0269	to	$16.3512	$1,622,456	2.17%	1.35%	to	2.10%	7.78%	to	6.96%
	2019	99,509	16.7261	to	15.2867	1,593,821	2.25	1.35	to	2.10	16.61	to	15.73
	2018	147,304	14.3435	to	13.2086	2,045,495	1.54	1.35	to	2.10	(7.68)	to	(8.38)
	2017	205,448	15.5362	to	14.4162	3,099,113	1.77	1.35	to	2.10	14.07	to	13.21
	2016	232,065	13.6200	to	12.7339	3,080,635	1.71	1.35	to	2.10	3.03	to	2.25
AO5
	2020	641,847	13.7085	to	12.7364	8,546,297	1.51	1.35	to	2.10	3.44	to	2.66
	2019	704,288	13.2520	to	12.4059	9,080,027	1.79	1.35	to	2.10	13.69	to	12.83
	2018	803,473	11.6564	to	10.9949	9,144,741	1.61	1.35	to	2.10	(8.60)	to	(9.29)
	2017	883,424	12.7534	to	12.1215	11,041,428	1.71	1.35	to	2.10	12.79	to	11.94
	2016	1,047,246	11.3075	to	10.8287	11,644,121	0.59	1.35	to	2.10	1.97	to	1.20
AM2
	2020	19,046	13.6210	to	12.4357	250,147	1.12	1.35	to	2.05	27.85	to	26.95
	2019	27,661	10.6537	to	9.7956	284,313	0.28	1.35	to	2.05	25.52	to	24.64
	2018	32,928	8.4878	to	7.8593	271,769	0.46	1.35	to	2.05	(18.72)	to	(19.29)
	2017	33,168	10.4423	to	9.7379	338,238	0.78	1.35	to	2.05	32.83	to	31.89
	2016	56,154	7.8616	to	7.3831	434,485	—	1.35	to	2.05	(8.32)	to	(8.97)
A98
	2020	151,581	7.9095	to	7.2211	1,144,589	1.59	1.35	to	2.05	0.83	to	0.12
	2019	156,271	7.8443	to	7.2124	1,174,763	0.77	1.35	to	2.05	15.22	to	14.41
	2018	191,981	6.8083	to	6.3041	1,259,714	1.06	1.35	to	2.05	(24.02)	to	(24.56)
	2017	199,426	8.9607	to	8.3562	1,727,829	1.84	1.35	to	2.05	23.41	to	22.55
	2016	254,450	7.2607	to	6.8187	1,792,730	0.97	1.35	to	2.05	(2.14)	to	(2.83)
A74
	2020	38,021	22.9294	to	21.3658	850,424	0.82	1.35	to	2.10	1.66	to	0.89
	2019	40,008	22.5546	to	21.1765	881,102	0.31	1.35	to	2.10	18.29	to	17.40
	2018	59,042	19.0676	to	18.0383	1,099,759	0.21	1.35	to	2.10	(16.44)	to	(17.08)
	2017	60,931	22.8197	to	21.7528	1,364,084	0.24	1.35	to	2.10	11.33	to	10.50
	2016	54,856	20.4967	to	19.6865	1,101,894	0.34	1.35	to	2.10	23.11	to	22.17
B18
	2020	1,386,130	21.5564	to	19.6446	28,596,061	1.22	1.35	to	2.10	19.08	to	18.18
	2019	1,598,624	18.1025	to	16.6225	27,797,557	1.20	1.35	to	2.10	16.17	to	15.30
	2018	1,923,309	15.5828	to	14.4173	28,894,088	0.82	1.35	to	2.10	(8.83)	to	(9.52)
	2017	2,190,083	17.0921	to	15.9344	36,233,861	1.23	1.35	to	2.10	12.18	to	11.34
	2016	2,537,781	15.2363	to	14.3120	37,556,053	1.17	1.35	to	2.10	2.40	to	1.63
C65[5]
	2016	—	13.4260	to	9.1009	—	0.83	1.35	to	2.10	(4.25)	to	(4.49)
C61[6]
	2016	—	16.1726			—	—		1.85		(6.96)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C62[7]
	2016	—	$12.9822	to	$12.1056	$—	—	1.35%	to	2.10%	(6.87%)	to	(7.10%)
C63[8]
	2016	—	17.2879			—	0.27		1.85		(1.04)
C64[9]
	2016	—	15.9072	to	14.8334	—	0.19	1.35	to	2.10	(0.89)	to	(1.14)
C59[10]
	2016	—	10.5419			—	—		1.85			5.42
C60
	2020	125,438	22.1051	to	21.3362	2,728,395	—	1.35	to	2.10	32.60	to	31.60
	2019	177,248	16.6709	to	16.2133	2,917,816	—	1.35	to	2.10	33.71	to	32.70
	2018	222,455	12.4681	to	12.2179	2,748,308	—	1.35	to	2.10	(5.43)	to	(6.15)
	2017	291,838	13.1846	to	13.0187	3,825,707	—	1.35	to	2.10	26.12	to	25.17
	2016	407,905	10.4539	to	10.4005	4,254,090	—		1.35			4.54
C89[11]
	2016	—	10.5208			—	—	1.85				5.21
C90
	2020	44,253	22.0952	to	21.3271	960,960	—	1.35	to	2.10	29.83	to	28.85
	2019	94,576	17.0185	to	16.5516	1,595,516	—	1.35	to	2.10	29.66	to	28.69
	2018	117,175	13.1250	to	12.8616	1,527,053	—	1.35	to	2.10	(3.97)	to	(4.70)
	2017	122,116	13.6677	to	13.4956	1,661,708	—	1.35	to	2.10	30.90	to	29.92
	2016	164,834	10.4410	to	10.3877	1,717,705	—	1.35	to	2.10	4.41	to	3.88
C58
	2020	23,977	13.2611	to	12.7996	311,964	1.48	1.35	to	2.10	7.36	to	6.55
	2019	27,261	12.3524	to	12.0133	331,973	1.78	1.35	to	2.10	23.46	to	22.53
	2018	34,101	10.0049	to	9.8040	338,017	2.61	1.35	to	2.10	(17.94)	to	(18.56)
	2017	38,351	12.1922	to	12.0386	464,717	1.79	1.35	to	2.10	25.47	to	24.53
	2016	42,960	9.7170	to	9.6674	416,591	1.07	1.35	to	2.10	(2.83)	to	(3.33)
FD7
	2020	239,340	25.3108	to	22.7807	5,761,578	1.17	1.35	to	2.10	20.48	to	19.57
	2019	298,923	21.0086	to	19.0523	5,995,622	1.56	1.35	to	2.10	22.44	to	21.52
	2018	311,291	17.1577	to	15.6780	5,115,062	1.26	1.35	to	2.10	(5.73)	to	(6.45)
	2017	334,668	18.2016	to	16.7588	5,858,593	1.20	1.35	to	2.10	14.56	to	13.69
	2016	376,921	15.8888	to	14.7402	5,780,690	1.23	1.35	to	2.10	5.53	to	4.73
F24
	2020	495,871	31.1343	to	28.2407	14,751,882	0.08	1.35	to	2.10	28.48	to	27.51
	2019	615,874	24.2335	to	22.1483	14,322,515	0.21	1.35	to	2.10	29.51	to	28.53
	2018	751,998	18.7120	to	17.2315	13,558,831	0.44	1.35	to	2.10	(7.90)	to	(8.60)
	2017	833,922	20.3180	to	18.8533	16,389,408	0.76	1.35	to	2.10	19.95	to	19.05
	2016	985,450	16.9382	to	15.8362	16,218,590	0.58	1.35	to	2.10	6.28	to	5.47
F88
	2020	1,679	19.1820	to	18.5989	32,209	0.28	1.65	to	1.85	10.39	to	10.16
	2019	8,330	17.3768	to	16.8827	141,503	1.83	1.65	to	1.85	13.85	to	13.62
	2018	8,753	15.2634	to	14.8596	130,781	1.36	1.65	to	1.85	(5.85)	to	(6.04)
	2017	9,239	16.2111	to	15.8143	146,816	1.27	1.65	to	1.85	10.95	to	10.72
	2016	9,634	14.6118	to	14.2831	138,182	0.68	1.65	to	1.85	3.49	to	3.28
FB9
	2020	24,766	21.3308	to	19.0028	493,628	1.07	1.35	to	2.10	12.03	to	11.19
	2019	24,884	19.0399	to	17.0910	445,878	1.81	1.35	to	2.10	16.38	to	15.51
	2018	25,681	16.3594	to	14.7962	398,082	1.10	1.35	to	2.10	(6.56)	to	(7.27)
	2017	40,529	17.5087	to	15.9566	670,542	0.76	1.35	to	2.10	13.26	to	12.41
	2016	119,181	15.4592	to	13.2160	1,756,079	1.07	1.35	to	2.10	4.15	to	3.36
The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F15
	2020	36,447	$22.0515	to	$19.6449	$769,944	1.04%	1.35%	to	2.10%	13.17%	to	12.32%
	2019	38,339	19.4848	to	17.4903	716,983	1.79	1.35	to	2.10	18.26	to	17.37
	2018	54,554	16.4756	to	14.9013	862,356	1.27	1.35	to	2.10	(7.35)	to	(8.05)
	2017	57,614	17.7826	to	16.2061	985,841	1.19	1.35	to	2.10	14.70	to	13.84
	2016	65,125	15.5038	to	14.2364	974,506	0.95	1.35	to	2.10	4.37	to	3.58
F41
	2020	195,100	25.7319	to	23.1595	4,808,293	0.38	1.35	to	2.10	16.28	to	15.40
	2019	279,830	22.1301	to	20.0692	5,969,631	0.66	1.35	to	2.10	21.51	to	20.60
	2018	318,741	18.2120	to	16.6413	5,596,727	0.42	1.35	to	2.10	(15.93)	to	(16.56)
	2017	353,071	21.6620	to	19.9450	7,390,278	0.47	1.35	to	2.10	18.92	to	18.02
	2016	455,446	18.2160	to	16.8992	8,034,563	0.29	1.35	to	2.10	10.41	to	9.57
FE3
	2020	1,184,029	17.2532	to	15.5285	19,395,640	2.61	1.35	to	2.10	5.41	to	4.61
	2019	1,328,291	16.3676	to	14.8436	20,702,291	0.30	1.35	to	2.10	15.80	to	14.93
	2018	1,575,345	14.1346	to	12.9157	21,284,255	2.09	1.35	to	2.10	(11.76)	to	(12.43)
	2017	1,827,414	16.0186	to	14.7490	28,092,338	1.04	1.35	to	2.10	13.04	to	12.19
	2016	2,132,166	14.1713	to	13.1470	29,138,290	0.54	1.35	to	2.10	3.75	to	2.96
T21
	2020	58,638	20.7363	to	19.0507	1,160,265	4.57	1.35	to	1.90	15.60	to	14.96
	2019	85,122	17.9377	to	16.5723	1,460,684	0.99	1.35	to	1.90	24.99	to	24.30
	2018	104,466	14.3512	to	13.3327	1,438,655	0.84	1.35	to	1.90	(16.94)	to	(17.40)
	2017	115,995	17.2772	to	16.1415	1,927,150	0.98	1.35	to	1.90	38.52	to	37.76
	2016	170,666	12.4724	to	11.7174	2,053,470	0.83	1.35	to	1.90	15.86	to	15.21
T20
	2020	313,938	17.6476	to	18.5297	5,873,621	3.50	1.35	to	2.10	(2.49)	to	(3.23)
	2019	324,820	18.0988	to	19.1480	6,230,355	1.73	1.35	to	2.10	11.01	to	10.18
	2018	373,065	16.3032	to	17.0774	6,465,414	2.64	1.35	to	2.10	(16.59)	to	(17.22)
	2017	395,884	19.5452	to	20.0214	8,220,402	2.51	1.35	to	2.10	15.13	to	14.03
	2016	516,591	16.9774	to	17.5584	9,350,747	2.02	1.35	to	2.30	5.73	to	4.71
FE6
	2020	72,532	17.8952	to	16.6589	1,259,192	1.48	1.35	to	1.90	10.23	to	9.62
	2019	77,460	16.2337	to	15.1969	1,222,241	3.54	1.35	to	1.90	18.25	to	17.59
	2018	128,152	13.7288	to	12.9239	1,702,873	3.17	1.35	to	1.90	(10.87)	to	(11.37)
	2017	160,494	15.4036	to	14.5819	2,414,001	2.67	1.35	to	1.90	10.47	to	9.86
	2016	165,276	13.9431	to	13.2730	2,255,997	3.86	1.35	to	1.90	11.65	to	11.03
T59
	2020	11,697	10.1180	to	9.6065	115,669	10.18	1.35	to	1.90	(6.63)	to	(7.15)
	2019	20,757	10.8364	to	10.3463	219,441	7.46	1.35	to	1.90	0.49	to	(0.07)
	2018	8,613	10.7840	to	10.3539	91,349	—	1.35	to	1.90	0.52	to	(0.05)
	2017	10,239	10.7286	to	10.3585	108,232	—	1.35	to	1.90	0.39	to	(0.16)
	2016	14,929	10.6865	to	10.1508	158,249	—	1.35	to	2.05	1.48	to	(0.62)
F56
	2020	40,015	25.2881	to	20.8206	944,286	2.84	1.35	to	2.10	4.37	to	3.58
	2019	49,960	24.2291	to	20.1004	1,124,133	2.77	1.35	to	2.10	13.60	to	12.75
	2018	70,630	21.3277	to	17.8276	1,412,931	1.97	1.35	to	2.10	(16.00)	to	(16.64)
	2017	77,649	25.3909	to	21.3862	1,855,165	1.61	1.35	to	2.10	16.91	to	16.03
	2016	97,713	21.7186	to	18.4317	2,006,033	2.00	1.35	to	2.10	8.14	to	7.32
F59
	2020	240,191	16.4283	to	14.7861	3,796,233	5.93	1.35	to	2.10	(0.67)	to	(1.42)
	2019	253,513	16.5384	to	14.9985	4,042,835	5.34	1.35	to	2.10	14.50	to	13.63
	2018	315,061	14.4445	to	13.1990	4,388,933	4.74	1.35	to	2.10	(5.60)	to	(6.31)
	2017	413,617	15.3014	to	14.0886	6,132,383	4.17	1.35	to	2.10	8.20	to	7.39
	2016	489,281	14.1418	to	13.1197	6,718,010	5.10	1.35	to	2.10	12.48	to	11.63

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FF0
	2020	5,641	$15.4168	to	$14.8472	$86,124	5.73%	1.65%	to	2.05%	(1.08%)	to	(1.48%)
	2019	6,156	15.9829	to	15.0701	95,186	6.05	1.35	to	2.05	14.49	to	13.68
	2018	10,562	13.9607	to	13.2565	144,896	4.68	1.35	to	2.05	(5.71)	to	(6.38)
	2017	10,951	14.8062	to	14.1593	159,708	3.92	1.35	to	2.05	8.08	to	7.32
	2016	11,144	13.6995	to	12.8391	150,731	4.90	1.35	to	2.05	12.33	to	11.54
F54
	2020	462,401	26.2722	to	21.7903	10,561,657	2.96	1.35	to	2.05	(6.33)	to	(6.99)
	2019	449,291	28.0465	to	23.4270	10,987,854	1.76	1.35	to	2.05	20.92	to	20.07
	2018	529,228	23.1939	to	19.3553	10,740,431	2.31	1.35	to	2.10	(10.30)	to	(10.98)
	2017	593,849	25.8566	to	21.7420	13,482,536	2.22	1.35	to	2.10	6.89	to	6.09
	2016	658,511	24.1895	to	20.4944	14,011,138	2.00	1.35	to	2.10	14.49	to	13.62
FG8
	2020	1,217	18.3655			22,356	2.84	1.35			(6.45)
	2019	1,068	19.6320			20,972	1.73	1.35			20.79
	2018	1,136	16.2532			18,466	2.25	1.35			(10.39)
	2017	1,117	18.1374			20,255	2.13	1.35				6.80
	2016	1,086	16.9831	to	15.5568	18,452	2.16	1.35	to	1.65	14.38	to	6.15
F53
	2020	44,108	44.5244	to	36.0901	1,682,295	1.66	1.35	to	2.10	3.77	to	2.99
	2019	46,164	42.9074	to	37.2129	1,698,815	1.04	1.35	to	2.10	24.65	to	23.71
	2018	63,306	34.4232	to	28.3277	1,863,914	0.89	1.35	to	2.10	(14.06)	to	(14.71)
	2017	69,484	40.0533	to	33.2124	2,368,162	0.52	1.35	to	2.10	9.17	to	8.34
	2016	72,285	36.6906	to	30.6547	2,270,757	0.84	1.35	to	2.10	28.43	to	27.45
FJ9
	2020	2,291	23.5386	to	23.3201	53,826	1.59	1.65	to	1.75	3.40	to	3.29
	2019	2,200	22.7655	to	22.5764	50,001	0.91	1.65	to	1.75	24.15	to	24.03
	2018	2,424	18.3367	to	18.2023	44,378	0.77	1.65	to	1.75	(14.45)	to	(14.53)
	2017	2,251	21.4334	to	21.2974	48,178	0.43	1.65	to	1.75	8.75	to	8.64
	2016	2,278	16.2058	to	14.1217	44,844	0.51	1.35	to	2.05	3.86	to	(6.69)
T28
	2020	46,778	15.5327	to	14.0794	695,664	5.22	1.35	to	2.05	2.03	to	1.31
	2019	52,268	15.2232	to	13.8967	762,842	5.16	1.35	to	2.05	6.60	to	5.85
	2018	46,984	14.2807	to	13.1285	645,301	2.77	1.35	to	2.05	(3.46)	to	(4.14)
	2017	56,826	14.7925	to	13.6958	811,022	3.25	1.35	to	2.05	3.15	to	2.43
	2016	76,662	14.3403	to	13.3709	1,062,245	3.41	1.35	to	2.05	6.48	to	5.73
FJ0
	2020	113	11.9728			1,357	4.73	1.75				1.54
	2019	118	11.7912			1,386	5.03	1.75				6.05
	2018	121	11.1180			1,349	2.52	1.75			(3.95)
	2017	126	11.5750			1,456	2.72	1.75				2.65
	2016	130	11.2767			1,462	3.21	1.75				5.98
V35
	2020	8,753	20.5708	to	18.6583	170,773	0.65	1.35	to	2.10	(0.50)	to	(1.26)
	2019	9,295	20.6752	to	18.8957	183,393	0.34	1.35	to	2.10	23.03	to	22.10
	2018	18,139	16.8049	to	15.4750	292,081	0.18	1.35	to	2.10	(14.05)	to	(14.70)
	2017	23,620	19.5512	to	18.1415	445,299	0.61	1.35	to	2.10	8.21	to	7.39
	2016	26,579	18.0681	to	14.8517	464,910	0.11	1.35	to	2.10	13.66	to	(0.83)
V13
	2020	96,800	19.0512	to	17.2682	1,746,278	2.21	1.35	to	2.05	(2.42)	to	(3.11)
	2019	99,058	19.5245	to	17.8227	1,837,705	1.38	1.35	to	2.05	23.26	to	22.39
	2018	150,202	15.8403	to	14.5619	2,276,107	1.30	1.35	to	2.05	(13.55)	to	(14.16)
	2017	185,730	18.3239	to	16.9649	3,262,915	1.93	1.35	to	2.05	16.00	to	15.18
	2016	206,872	15.7970	to	14.7288	3,150,193	1.32	1.35	to	2.05	15.41	to	14.59

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V11
	2020	197,004	$21.6223	to	$19.6125	$4,145,156	2.25%	1.35%	to	2.10%	8.17%	to	7.35%
	2019	204,881	19.9892	to	18.2691	3,996,420	2.31	1.35	to	2.10	18.39	to	17.50
	2018	222,232	16.8837	to	15.5479	3,664,651	1.93	1.35	to	2.10	(10.95)	to	(11.62)
	2017	248,069	18.9599	to	17.5930	4,600,705	1.55	1.35	to	2.10	9.29	to	8.47
	2016	161,512	17.3480	to	16.2194	2,724,037	1.55	1.35	to	2.10	13.29	to	12.42
AC1
	2020	12,007	18.2018	to	17.0413	205,627	2.18	1.35	to	2.05	12.20	to	11.41
	2019	10,861	16.2221	to	15.2955	167,054	1.29	1.35	to	2.05	26.51	to	25.62
	2018	7,363	12.8226	to	12.4495	92,006	1.67	1.35	to	1.75	(16.35)	to	(16.69)
	2017	8,883	15.3295	to	14.9438	133,695	1.27	1.35	to	1.75	21.08	to	20.59
	2016	13,562	12.6609	to	12.3920	168,769	1.18	1.35	to	1.75	(2.04)	to	(2.43)
J88
	2020	185,078	11.7990	to	11.0467	2,126,774	1.67	1.35	to	2.05	6.23	to	5.48
	2019	194,625	11.1072	to	10.4728	2,111,961	2.41	1.35	to	2.05	6.41	to	5.67
	2018	191,680	10.4377	to	9.9111	1,962,485	2.28	1.35	to	2.05	(1.58)	to	(2.27)
	2017	217,205	10.6050	to	10.1090	2,267,031	2.33	1.35	to	2.10	1.92	to	1.15
	2016	197,134	10.7816	to	9.9943	2,021,989	2.50	1.35	to	2.10	0.46	to	(0.30)
J94
	2020	37,985	34.5881	to	32.2300	1,255,089	0.58	1.35	to	2.10	23.26	to	22.33
	2019	37,672	28.0611	to	26.3469	1,015,934	0.51	1.35	to	2.10	29.67	to	28.69
	2018	29,766	21.6403	to	20.4724	622,098	0.87	1.35	to	2.10	(7.69)	to	(8.39)
	2017	13,502	23.4426	to	22.3467	310,145	0.83	1.35	to	2.10	20.41	to	19.50
	2016	11,946	19.4698	to	17.9620	229,930	0.75	1.35	to	2.05	9.20	to	3.86
L11
	2020	247,079	10.7929	to	9.7892	2,529,318	2.71	1.35	to	2.10	(2.61)	to	(3.34)
	2019	260,716	11.0819	to	10.1279	2,755,891	0.89	1.35	to	2.10	16.55	to	15.67
	2018	308,382	9.5082	to	8.7556	2,812,141	1.91	1.35	to	2.10	(19.66)	to	(20.27)
	2017	306,222	11.8349	to	10.9814	3,493,400	1.68	1.35	to	2.10	26.11	to	25.16
	2016	383,314	9.3846	to	8.7738	3,481,139	1.01	1.35	to	2.10	19.15	to	18.24
L18
	2020	35,752	48.0160	to	42.1600	1,629,819	—	1.35	to	2.10	37.50	to	36.46
	2019	47,932	34.9213	to	30.8955	1,593,195	—	1.35	to	2.10	34.53	to	33.52
	2018	64,072	25.9578	to	23.1396	1,585,547	—	1.35	to	2.10	(4.20)	to	(4.93)
	2017	75,697	27.0971	to	24.3395	1,959,602	—	1.35	to	2.10	21.26	to	20.35
	2016	104,600	22.3464	to	19.0029	2,236,260	—	1.35	to	2.10	(0.13)	to	(0.89)
L17
	2020	96,340	29.3202	to	25.9700	2,661,274	1.21	1.35	to	2.05	0.40	to	(0.31)
	2019	100,271	29.2038	to	26.0504	2,767,866	1.21	1.35	to	2.05	19.88	to	19.04
	2018	115,251	24.3611	to	21.7163	2,660,421	1.48	1.35	to	2.10	(9.40)	to	(10.09)
	2017	124,867	26.8886	to	24.1525	3,195,036	0.97	1.35	to	2.10	11.06	to	10.23
	2016	158,707	24.2103	to	21.9115	3,662,118	1.08	1.35	to	2.10	14.18	to	13.31

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
	2020	133,068	$12.3425	to	$11.2478	$1,537,097	0.21%		1.40%		(1.17%)
	2019	117,775	12.4886	to	11.3809	1,387,785	1.63		1.40			0.23
	2018	112,911	12.4598	to	11.3547	1,328,741	1.26		1.40		(0.15)
	2017	109,043	12.4783	to	11.3715	1,286,801	0.29		1.40		(1.09)
	2016	129,846	12.6152			1,544,928	0.01		1.40		(1.37)
M07
	2020	501,626	16.0693			8,075,542	2.21		1.40			8.29
	2019	606,626	14.8390			9,011,067	2.30		1.40		18.72
	2018	679,990	12.4991			8,538,978	2.17		1.40		(6.92)
	2017	775,511	13.4290			10,463,690	2.30		1.40		10.75
	2016	873,035	12.1253			10,621,520	2.83		1.40			7.59
M35
	2020	1,415,890	15.8180	to	14.9560	21,891,561	2.06	1.35	to	2.10	8.04	to	7.22
	2019	1,665,138	14.6412	to	13.9486	23,943,777	2.11	1.35	to	2.10	18.50	to	17.61
	2018	1,869,132	12.3555	to	11.7308	22,743,963	1.95	1.35	to	2.30	(7.15)	to	(8.04)
	2017	2,142,377	13.3063	to	12.7560	28,154,197	2.12	1.35	to	2.30	10.52	to	9.47
	2016	2,492,668	12.0397	to	11.6529	29,732,960	2.64	1.35	to	2.30	7.35	to	6.31
M31
	2020	104,014	75.8388			7,894,411	—		1.40		30.03
	2019	115,803	58.3241			6,759,846	—		1.40		36.24
	2018	128,275	42.8098			5,502,279	0.09		1.40			1.24
	2017	134,038	42.2849			5,684,887	0.10		1.40		29.59
	2016	142,470	32.6286			4,651,556	0.04		1.40			1.03
M80
	2020	16,700	60.8196	to	59.3518	980,985	—	1.35	to	2.05	29.76	to	28.85
	2019	12,559	46.8706	to	46.0636	555,026	—	1.35	to	2.05	35.92	to	34.97
	2018	33,123	34.4831	to	34.1289	996,413	—	1.35	to	2.05	1.02	to	0.31
	2017	38,438	34.1335	to	34.0233	1,163,721	—	1.35	to	2.05	29.32	to	28.42
	2016	43,829	26.3937	to	27.6478	999,661	—	1.35	to	2.10	0.80	to	(1.06)
M41
	2020	29,279	41.7324	to	34.5876	1,273,892	—	1.35	to	2.05	34.28	to	33.34
	2019	36,498	31.0780	to	25.9399	1,190,942	—	1.35	to	2.05	36.42	to	35.46
	2018	47,690	22.7817	to	19.1496	1,150,677	—	1.35	to	2.05	(0.41)	to	(1.12)
	2017	70,285	22.8762	to	19.3659	1,724,427	—	1.35	to	2.05	24.98	to	24.10
	2016	85,929	18.3046	to	15.6053	1,689,484	—	1.35	to	2.05	3.20	to	2.47
M05
	2020	32,246	25.6346			841,447	—		1.40		43.87
	2019	45,911	17.8183			829,380	—		1.40		39.74
	2018	57,153	12.7508			735,616	—		1.40		(2.85)
	2017	59,562	13.1243			819,056	—		1.40		24.91
	2016	67,294	10.5070			733,163	—		1.40			7.55
M42
	2020	66,695	33.7195	to	31.7023	2,123,730	—	1.35	to	2.10	43.62	to	42.54
	2019	121,057	23.4782	to	22.2415	2,727,492	—	1.35	to	2.10	39.37	to	38.32
	2018	157,413	16.8456	to	16.0792	2,555,344	—	1.35	to	2.10	(3.05)	to	(3.78)
	2017	189,805	17.3752	to	16.5379	3,176,619	—	1.35	to	2.10	24.63	to	23.45
	2016	252,309	13.9409	to	13.3967	3,402,574	—	1.35	to	2.30	7.33	to	6.30
M89
	2020	2,620,433	13.4036	to	11.6970	31,859,255	3.24	0.65	to	2.10	7.47	to	5.91
	2019	2,903,126	12.4721	to	11.0445	33,191,779	3.11	0.65	to	2.10	9.21	to	7.62
	2018	3,319,554	11.4207	to	10.2621	35,124,844	2.96	0.65	to	2.10	(1.97)	to	(3.40)
	2017	3,980,248	11.6505	to	10.6235	43,422,399	3.08	0.65	to	2.10	3.51	to	2.01
	2016	4,359,605	11.2556	to	10.4142	46,435,622	3.25	0.65	to	2.10	3.33	to	1.83

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M82
	2020	422,559	$26.4923	to	$24.9074	$10,881,892	0.53%	1.35%	to	2.10%	14.74%	to	13.88%
	2019	490,643	23.0883	to	21.8721	11,050,147	0.57	1.35	to	2.10	30.82	to	29.83
	2018	610,688	17.6492	to	16.8464	10,552,753	0.44	1.35	to	2.10	(5.92)	to	(6.63)
	2017	728,451	18.7592	to	18.0426	13,426,203	1.10	1.35	to	2.10	21.42	to	20.50
	2016	881,687	15.4503	to	14.9727	13,435,397	0.51	1.35	to	2.10	7.02	to	6.21
M44
	2020	245,696	13.6365			3,382,647	2.48	1.40				4.43
	2019	275,179	13.0576			3,618,162	4.02	1.40			23.34
	2018	285,466	10.5867			3,061,786	1.10	1.40			(0.35)
	2017	317,681	10.6234			3,415,268	4.28	1.40			13.25
	2016	347,560	9.3805			3,293,595	3.82	1.40				9.93
M40
	2020	203,811	13.4511	to	12.8131	2,685,403	2.12	1.35	to	2.10	4.20	to	3.41
	2019	236,902	12.9095	to	12.3908	3,005,533	3.71	1.35	to	2.10	23.12	to	22.19
	2018	299,158	10.4852	to	10.1402	3,089,153	0.82	1.35	to	2.10	(0.55)	to	(1.31)
	2017	376,649	10.5437	to	10.2745	3,923,561	3.92	1.35	to	2.10	12.96	to	12.11
	2016	509,990	9.8056	to	9.1651	4,720,798	3.48	1.35	to	2.10	9.73	to	8.90
M83
	2020	419,190	22.3709	to	21.0325	8,517,669	1.59	1.35	to	2.10	2.08	to	1.31
	2019	487,661	21.9157	to	20.7614	9,717,219	2.08	1.35	to	2.10	28.05	to	27.09
	2018	603,787	17.1144	to	16.3360	9,485,077	1.52	1.35	to	2.10	(11.30)	to	(11.98)
	2017	701,883	19.2957	to	18.3660	12,536,913	1.34	1.35	to	2.10	16.07	to	14.96
	2016	936,873	16.6241	to	15.9754	14,598,185	2.07	1.35	to	2.30	12.55	to	11.47
M08
	2020	320,952	21.9214	to	20.6098	6,791,919	1.24	1.35	to	2.10	1.83	to	1.06
	2019	414,051	21.5281	to	20.3942	8,696,775	1.90	1.35	to	2.10	27.76	to	26.80
	2018	490,587	16.8501	to	16.0837	8,086,915	1.30	1.35	to	2.10	(11.57)	to	(12.24)
	2017	537,596	19.0549	to	18.3271	10,017,503	2.29	1.35	to	2.10	15.77	to	14.90
	2016	587,463	16.4590	to	15.9503	9,491,224	1.86	1.35	to	2.10	12.24	to	11.39
MB6
	2020	159,778	76.7737	to	51.9431	8,996,332	1.60	1.40			13.74
	2019	188,843	67.4990	to	45.6681	9,225,582	1.48	1.40			27.39
	2018	209,167	52.9864	to	35.8492	8,007,100	1.34	1.40			(9.02)
	2017	241,651	58.2408			10,213,787	1.50	1.40			19.10
	2016	265,196	48.9009			9,395,774	1.41	1.40				6.95
MB7
	2020	96,099	36.8234	to	34.7488	3,481,671	1.40	1.35	to	2.10	13.51	to	12.65
	2019	110,800	32.4410	to	30.8463	3,545,992	1.22	1.35	to	2.10	27.14	to	26.18
	2018	137,475	25.5163	to	24.4460	3,477,443	1.14	1.35	to	2.10	(9.24)	to	(9.92)
	2017	159,628	28.1128	to	26.0438	4,451,667	1.25	1.35	to	2.10	18.85	to	17.72
	2016	216,824	23.6537	to	22.1237	5,106,353	1.24	1.35	to	2.30	6.71	to	5.69
MC0
	2020	35,215	27.1729			953,170	3.74	1.40				9.04
	2019	35,164	24.9210			873,512	3.76	1.40			13.07
	2018	38,008	22.0412			837,152	3.54	1.40			(4.35)
	2017	50,856	23.0430			1,171,095	3.71	1.40				4.92
	2016	53,875	21.9626			1,182,491	4.08	1.40				4.82
MA0
	2020	613,338	22.5645	to	17.5898	11,978,402	3.10	1.35	to	2.10	8.85	to	8.03
	2019	743,031	20.7300	to	18.2681	13,422,147	3.56	1.35	to	2.10	12.92	to	12.07
	2018	768,818	18.3586	to	16.3010	12,336,455	3.60	1.35	to	2.10	(4.62)	to	(5.34)
	2017	861,158	19.2476	to	17.2208	14,512,568	3.55	1.35	to	2.10	4.69	to	3.90
	2016	821,743	18.3862	to	16.5748	13,217,371	3.93	1.35	to	2.10	4.55	to	3.76

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC2
	2020	34,831	$49.9898			$1,737,425	0.79%		1.40%		17.06%
	2019	32,863	42.7034			1,400,859	0.82		1.40		31.35
	2018	36,207	32.5108			1,176,941	0.67		1.40		(5.17)
	2017	38,178	34.2824			1,308,275	0.94		1.40		23.11
	2016	47,825	27.8478			1,331,232	0.76		1.40			9.84
MC1
	2020	67,928	30.8049	to	27.9222	1,972,642	0.46	1.35	to	2.05	16.79	to	15.97
	2019	82,430	26.3769	to	24.0781	2,067,684	0.56	1.35	to	2.05	31.08	to	30.16
	2018	93,338	20.1224	to	18.4986	1,794,033	0.44	1.35	to	2.05	(5.37)	to	(6.04)
	2017	92,670	21.2635	to	19.6867	1,892,602	0.70	1.35	to	2.05	22.83	to	21.97
	2016	112,091	17.3109	to	16.1404	1,873,587	0.47	1.35	to	2.05	9.57	to	8.79
MC3
	2020	9,020	28.7654			261,797	3.22		1.40			9.03
	2019	9,212	26.3821			244,860	0.61		1.40		18.85
	2018	11,574	22.1976			257,983	0.35		1.40		(15.14)
	2017	12,329	26.1568			323,457	1.11		1.40		36.05
	2016	15,450	19.2255			297,012	0.62		1.40			7.86
MA1
	2020	82,823	18.9074	to	16.9745	1,504,709	2.77	1.35	to	2.05	8.84	to	8.08
	2019	115,590	17.3714	to	15.7062	1,944,925	0.39	1.35	to	2.05	18.56	to	17.73
	2018	127,543	14.6516	to	13.3408	1,814,562	0.11	1.35	to	2.05	(15.29)	to	(15.89)
	2017	131,464	17.2971	to	15.8618	2,209,547	0.85	1.35	to	2.05	35.82	to	34.86
	2016	143,848	12.7357	to	11.0486	1,788,475	0.37	1.35	to	2.10	7.57	to	0.86
MC4
	2020	10,479	23.0220	to	18.8474	215,758	1.33		1.40			9.07
	2019	11,239	21.1076	to	17.2801	211,035	2.43		1.40			4.61
	2018	11,869	20.1770	to	16.5182	213,630	0.91		1.40		(2.48)
	2017	14,197	20.6904	to	16.9386	260,915	—		1.40			5.52
	2016	15,977	19.6087			278,438	—		1.40		(1.08)
MC5
	2020	124	16.9246			2,099	1.11		1.60			8.58
	2019	124	16.0159	to	15.5870	1,935	1.43	1.45	to	1.60	4.26	to	4.10
	2018	233	15.3616	to	14.9727	3,525	0.62	1.45	to	1.60	(2.76)	to	(2.90)
	2017	233	15.7968	to	15.4201	3,631	—	1.45	to	1.60	5.17	to	5.01
	2016	233	15.0207	to	14.6846	3,459	—	1.45	to	1.60	(1.45)	to	(1.60)
MC6
	2020	29,379	72.8370	to	62.0288	1,962,550	0.49		1.40		19.08
	2019	33,195	61.1641	to	52.0880	1,847,157	0.55		1.40		34.13
	2018	41,768	45.6010	to	38.8343	1,721,468	0.49		1.40		(6.15)
	2017	50,703	48.5916	to	41.3811	2,239,175	1.08		1.40		30.32
	2016	54,728	37.2870			1,856,198	0.59		1.40			4.61
MC7
	2020	278	41.6527	to	46.2958	11,807	0.28	1.45	to	1.70	18.74	to	18.44
	2019	278	35.0785	to	39.0872	9,962	0.27	1.45	to	1.70	33.70	to	33.36
	2018	279	26.2376	to	29.3095	7,465	0.25	1.45	to	1.70	(6.44)	to	(6.68)
	2017	1,318	28.0448	to	31.4078	36,439	0.85	1.45	to	1.70	29.87	to	29.54
	2016	1,397	20.6821	to	24.2449	29,757	0.28	1.35	to	1.70	3.00	to	4.05
MC8
	2020	117,645	39.5038			4,650,983	1.28		1.40		14.88
	2019	130,675	34.3878			4,497,986	1.05		1.40		30.14
	2018	146,545	26.4242			3,875,259	0.97		1.40		(10.10)
	2017	169,432	29.3914			5,024,133	1.57		1.40		23.79
	2016	186,728	23.7439			4,460,724	1.13		1.40			3.98

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]				Total Return[3]
MC9
	2020	1,626	$29.8822	to	$30.4512	$51,186	1.10%	1.55	%to		1.85%	14.44%	to	14.09%
	2019	1,734	26.1126	to	27.0988	47,727	0.77	1.55		to	1.90	29.58	to	29.13
	2018	2,006	20.1511	to	20.9864	42,594	0.72	1.55		to	1.90	(10.48)	to	(10.80)
	2017	2,001	23.1664	to	23.5261	47,476	1.33	1.35		to	1.90	23.49	to	22.81
	2016	2,657	18.7595	to	19.1569	50,874	0.85	1.35		to	1.90	3.79	to	3.21
MD0
	2020	33,286	35.5486			1,187,806	1.64			1.40			4.76
	2019	43,484	33.9348			1,480,418	2.83			1.40		13.00
	2018	46,754	30.0315			1,407,248	0.78			1.40		(5.83)
	2017	50,730	31.8911			1,620,237	3.13			1.40			9.30
	2016	54,121	29.1765			1,579,546	—			1.40			4.77
M92
	2020	2,109,915	14.9506	to	13.7468	30,408,887	1.53	1.35		to	2.10	4.55	to	3.77
	2019	2,338,745	14.2993	to	13.2480	32,335,069	2.54	1.35		to	2.10	12.76	to	11.91
	2018	2,765,187	12.6809	to	11.8377	33,981,361	0.51	1.35		to	2.10	(6.09)	to	(6.80)
	2017	3,185,301	13.5034	to	12.7018	41,844,461	2.92	1.35		to	2.10	9.10	to	8.28
	2016	3,599,635	12.3772	to	11.7306	43,482,517	—	1.35		to	2.10	4.55	to	3.76
M96
	2020	51,604	24.2865	to	21.3782	1,175,749	2.92			1.40			4.90
	2019	59,851	23.1510	to	20.3787	1,295,283	2.96			1.40			5.05
	2018	62,820	22.0371	to	19.3982	1,291,572	3.14			1.40		(0.93)
	2017	81,496	22.2435	to	19.5799	1,684,022	3.16			1.40			0.81
	2016	87,701	22.0637			1,800,707	2.56			1.40		(0.35)
MD2
	2020	834,844	11.8547	to	12.6908	11,215,683	2.61	0.65		to	2.10	5.43	to	3.89
	2019	905,260	11.2446	to	12.2152	11,660,034	2.67	0.65		to	2.10	5.66	to	4.13
	2018	1,018,139	10.6424	to	11.7310	12,535,255	2.93	0.65		to	2.10	(0.48)	to	(1.93)
	2017	1,211,847	10.6942	to	11.2398	15,152,574	2.83	0.65		to	2.30		1.37
	2016	1,302,124	13.3671	to	11.2741	16,255,311	2.36	1.35		to	2.30	(0.68)
MA6
	2020	40,524	37.8418	to	29.9201	1,316,172	5.54			1.40			3.63
	2019	46,438	36.5166	to	28.8723	1,389,132	5.71			1.40		13.22
	2018	48,310	32.2526	to	25.5010	1,293,851	5.38			1.40		(4.43)
	2017	56,607	33.7462	to	26.6819	1,576,901	6.53			1.40			5.22
	2016	63,908	32.0731			1,702,767	6.29			1.40		12.25
MA3
	2020	95,721	21.6681	to	23.0570	2,014,372	5.35	1.35		to	2.10	3.43	to	2.65
	2019	103,643	20.9485	to	22.4609	2,124,714	5.18	1.35		to	2.10	12.90	to	12.05
	2018	130,081	18.5557	to	17.3941	2,364,933	5.28	1.35		to	2.10	(4.55)	to	(5.27)
	2017	156,130	19.4403	to	17.8210	2,979,653	5.93	1.35		to	2.30	4.88	to	3.88
	2016	193,076	18.5355	to	17.1552	3,545,735	6.44	1.35		to	2.30	12.11	to	11.03
M97
	2020	10,091	36.1097			364,735	1.46			1.40		14.23
	2019	11,021	31.6111			348,960	1.22			1.40		25.54
	2018	11,521	25.1801			292,050	1.01			1.40		(10.29)
	2017	11,789	28.0669			331,966	1.27			1.40		30.81
	2016	15,820	21.4560			339,058	1.18			1.40			1.08
MD5
	2020	42,267	19.4258	to	17.6078	806,882	1.28	1.35		to	2.05	13.94	to	13.14
	2019	48,469	17.0490	to	15.5630	811,079	1.00	1.35		to	2.05	25.40	to	24.52
	2018	59,812	13.5956	to	12.4984	798,790	0.66	1.35		to	2.05	(10.53)	to	(11.16)
	2017	88,802	15.1959	to	14.0689	1,316,730	1.10	1.35		to	2.05	30.57	to	29.65
	2016	109,379	11.6381	to	10.7813	1,245,102	0.89	1.35		to	2.10	0.77	to	(0.14)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M98
	2020	23,134	$64.2562			$1,496,257	1.02%		1.40%		18.85%
	2019	27,009	54.0639			1,466,359	1.80		1.40		24.20
	2018	34,834	43.5287			1,519,406	1.10		1.40		(10.75)
	2017	36,519	48.7707			1,783,052	1.46		1.40		25.39
	2016	41,403	38.8944			1,610,401	1.32		1.40			2.61
M93
	2020	169,947	23.9110	to	21.6734	3,915,789	0.79	1.35	to	2.05	18.58	to	17.75
	2019	245,409	20.1638	to	18.4065	4,781,960	1.42	1.35	to	2.05	23.96	to	23.09
	2018	324,176	16.2662	to	14.9536	5,113,060	0.87	1.35	to	2.05	(10.95)	to	(11.58)
	2017	386,980	18.2657	to	16.9113	6,886,535	1.24	1.35	to	2.05	25.12	to	24.24
	2016	548,097	14.5991	to	13.6120	7,803,476	1.13	1.35	to	2.05	2.44	to	1.71
MD6
	2020	283,386	40.6419	to	32.4644	9,798,550	0.46		1.40		20.83
	2019	328,559	33.6363	to	26.8684	9,427,992	0.59		1.40		38.02
	2018	366,719	24.3709	to	19.4672	7,636,321	0.56		1.40		(0.59)
	2017	424,580	24.5162	to	19.5833	8,922,914	0.64		1.40		26.66
	2016	463,080	19.3564			7,667,595	0.59		1.40			4.61
MB3
	2020	17,936	43.8902	to	42.5391	774,850	0.24	1.35	to	1.90	20.55	to	19.88
	2019	16,402	36.4086	to	35.4854	587,613	0.33	1.35	to	1.90	37.71	to	36.94
	2018	17,935	26.4395	to	25.0997	466,959	0.34	1.35	to	2.10	(0.79)	to	(1.54)
	2017	22,500	26.6489	to	25.4915	584,083	0.44	1.35	to	2.10	26.38	to	25.43
	2016	19,677	21.0863	to	20.1293	403,445	0.35	1.35	to	2.10	4.41	to	3.62
MD9
	2020	916,835	9.8111	to	8.0919	8,107,284	0.20	0.65	to	2.10	(0.43)	to	(1.88)
	2019	770,426	9.8538	to	8.2470	6,924,065	1.64	0.65	to	2.10	0.98	to	(0.49)
	2018	830,554	9.7586	to	8.2874	7,454,672	1.23	0.65	to	2.10	0.60	to	(0.87)
	2017	1,101,629	9.7005	to	8.1831	9,957,897	0.28	0.65	to	2.30	(0.36)	to	(2.01)
	2016	1,316,908	9.7360	to	8.3506	12,064,201	0.01	0.65	to	2.30	(0.64)	to	(2.29)
ME2
	2020	12,892	27.1843			352,462	2.39		1.40		11.38
	2019	11,210	24.4068			275,404	1.38		1.40		26.27
	2018	14,407	19.3284			279,898	1.44		1.40		(15.32)
	2017	16,739	22.8251			405,100	1.83		1.40		26.52
	2016	21,447	18.0402			402,461	1.58		1.40		(2.07)
ME3
	2020	80,013	30.7362	to	25.7811	2,127,842	1.88	1.35	to	2.05	11.19	to	10.41
	2019	100,801	27.6427	to	23.3507	2,420,107	1.17	1.35	to	2.05	25.95	to	25.07
	2018	131,896	21.9471	to	19.1487	2,519,168	1.15	1.35	to	2.10	(15.48)	to	(16.12)
	2017	146,150	25.9667	to	22.8287	3,321,679	1.54	1.35	to	2.10	26.18	to	25.23
	2016	191,767	20.5785	to	17.9871	3,448,873	1.31	1.35	to	2.10	(2.25)	to	(2.99)
The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
	2020	60,449	$23.7656			$1,436,613	3.70%		1.40%		7.83%
	2019	64,661	22.0391			1,424,936	3.53		1.40		10.06
	2018	67,790	20.0249			1,357,272	3.97		1.40		(3.35)
	2017	71,596	20.7191			1,483,396	4.25		1.40			4.77
	2016	84,273	19.7752			1,666,512	3.11		1.40			6.75
MA7
	2020	2,236	21.1640	to	20.0878	45,918	3.39	1.45	to	1.70	7.53	to	7.26
	2019	2,241	19.6823	to	18.7286	42,882	3.38	1.45	to	1.70	9.68	to	9.41
	2018	2,255	17.9451	to	14.5624	39,196	3.77	1.45	to	2.10	(3.53) to		(4.16)
	2017	2,585	18.6021	to	15.1949	46,521	4.47	1.45	to	2.10	4.36	to	3.68
	2016	2,648	17.8257	to	14.6561	45,724	2.79	1.45	to	2.10	6.43	to	5.73
MF3
	2020	120,273	28.6404	to	21.2058	2,718,578	0.64	0.65	to	2.10	1.48	to	—
	2019	138,664	28.2240	to	21.2058	3,119,279	0.48	0.65	to	2.10	25.54	to	23.72
	2018	165,262	22.4828	to	17.1406	2,991,000	0.57	0.65	to	2.10	(5.97)	to	(7.34)
	2017	212,172	23.9106	to	18.4989	4,118,751	0.60	0.65	to	2.10	13.95	to	12.30
	2016	273,688	17.7560	to	16.4723	4,706,370	0.93	1.35	to	2.10	18.96	to	18.05
MF5
	2020	1,376,040	20.1955	to	18.4045	26,767,652	2.35	1.35	to	2.10	10.55	to	9.71
	2019	1,532,032	18.2685	to	16.7750	27,037,027	2.31	1.35	to	2.10	14.91	to	14.04
	2018	1,854,471	15.8983	to	14.7093	28,523,035	1.90	1.35	to	2.10	(4.24)	to	(4.96)
	2017	2,077,152	16.6022	to	15.4777	33,487,922	1.86	1.35	to	2.10	9.74	to	8.92
	2016	2,492,825	15.1284	to	14.2108	36,747,777	2.47	1.35	to	2.10	3.31	to	2.53
MF6
	2020	1,896	28.3833	to	33.5378	61,588	4.92	1.35	to	1.90	0.11	to	(0.44)
	2019	1,893	28.3509	to	33.6874	61,789	3.52	1.35	to	1.90	25.17	to	24.47
	2018	2,158	22.6506	to	27.0645	56,542	3.60	1.35	to	1.90	(4.34)	to	(4.88)
	2017	2,851	23.6794	to	28.4530	79,037	4.12	1.35	to	1.90	11.81	to	11.19
	2016	3,185	21.1785	to	25.5898	78,941	2.57	1.35	to	1.90	6.48	to	5.89

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MF7
	2020	142,244	$23.6988	to	$20.8326	$3,181,953	3.90%	1.35%	to	2.10%	(0.22%)	to	(0.97%)
	2019	151,834	23.7510	to	21.0375	3,414,807	2.79	1.35	to	2.10	24.97	to	24.03
	2018	186,301	19.0053	to	16.9616	3,362,971	3.17	1.35	to	2.10	(4.64)	to	(5.37)
	2017	233,807	19.9308	to	17.9234	4,438,240	3.27	1.35	to	2.10	11.55	to	10.71
	2016	304,746	17.8676	to	16.1897	5,204,634	1.96	1.35	to	2.10	6.25	to	5.44
MF9
	2020	875,946	30.7509	to	28.0237	25,694,140	1.83	1.35	to	2.10	13.90	to	13.04
	2019	965,194	26.9981	to	24.7909	24,976,814	1.97	1.35	to	2.10	24.96	to	24.02
	2018	1,134,899	21.6057	to	19.9898	23,594,031	1.54	1.35	to	2.10	(6.74)	to	(7.45)
	2017	1,273,699	23.1675	to	21.5984	28,512,946	1.56	1.35	to	2.10	17.91	to	17.02
	2016	1,581,674	19.6492	to	18.4573	30,194,660	2.46	1.35	to	2.10	5.49	to	4.69
MG1
	2020	603,477	12.9838	to	12.9562	8,238,333	0.20	0.65	to	2.10	12.47	to	10.84
	2019	700,937	11.5440	to	11.6893	8,590,689	1.42	0.65	to	2.10	7.35	to	5.79
	2018	782,515	10.7537	to	11.0491	9,019,090	1.43	0.65	to	2.10	(5.32)	to	(6.70)
	2017	906,022	11.3584	to	11.8430	11,154,077	—	0.65	to	2.10	7.29	to	5.74
	2016	1,026,159	11.9240	to	11.2006	11,904,587	—	1.35	to	2.10	1.00	to	0.23
MF2
	2020	1,112,875	11.0992	to	10.0675	11,863,409	3.08	1.35	to	2.10	2.93	to	2.15
	2019	1,275,059	10.7831	to	9.8552	13,244,304	2.61	1.35	to	2.10	3.77	to	2.99
	2018	1,434,524	10.3913	to	9.5691	14,409,652	1.98	1.35	to	2.10	(0.10)	to	(0.85)
	2017	1,798,431	10.4012	to	9.4598	18,121,109	1.57	1.35	to	2.30	0.36	to	(0.59)
	2016	2,117,998	10.3636	to	9.5164	21,337,789	1.33	1.35	to	2.30	0.31	to	(0.65)
MG2
	2020	669,911	10.9379	to	9.7459	6,889,875	2.88	0.65	to	2.10	3.47	to	1.97
	2019	784,634	10.5709	to	9.5576	7,883,762	2.41	0.65	to	2.10	4.21	to	2.70
	2018	824,832	10.1434	to	9.3060	8,010,839	1.69	0.65	to	2.10	0.33	to	(1.13)
	2017	1,036,007	10.1103	to	9.4127	10,144,281	1.25	0.65	to	2.10	0.79	to	(0.67)
	2016	1,217,671	10.1356	to	9.4762	11,952,962	1.08	1.35	to	2.10	0.11	to	(0.65)
MG3
	2020	65,955	25.7794	to	23.5365	1,628,907	1.24	1.35	to	2.05	2.47	to	1.74
	2019	67,052	25.1590	to	23.1330	1,621,865	1.27	1.35	to	2.05	29.35	to	28.45
	2018	84,436	19.4497	to	17.9106	1,583,817	0.87	1.35	to	2.10	(12.65)	to	(13.31)
	2017	95,512	22.2660	to	20.6607	2,060,339	1.08	1.35	to	2.10	12.15	to	11.30
	2016	140,030	19.8541	to	15.2959	2,709,606	0.86	1.35	to	2.10	14.41	to	13.54
MG4
	2020	65,011	24.9610	to	22.7893	1,551,984	1.02	1.35	to	2.05	2.27	to	1.55
	2019	67,809	24.4066	to	22.4412	1,590,593	0.94	1.35	to	2.05	28.95	to	28.04
	2018	94,725	18.9278	to	17.5266	1,732,343	0.68	1.35	to	2.05	(12.81)	to	(13.43)
	2017	97,266	21.7090	to	20.2450	2,048,185	1.00	1.35	to	2.05	11.88	to	11.10
	2016	109,740	19.4031	to	18.2225	2,069,666	0.60	1.35	to	2.05	14.20	to	13.39
MG6
	2020	4,424,123	25.6187	to	23.3467	108,495,292	2.08	1.35	to	2.10	12.54	to	11.69
	2019	5,062,984	22.7643	to	20.9032	110,736,643	2.20	1.35	to	2.10	20.26	to	19.35
	2018	5,883,666	18.9294	to	17.5137	107,443,619	1.83	1.35	to	2.10	(5.43)	to	(6.14)
	2017	6,752,897	20.0153	to	18.6596	130,989,514	1.79	1.35	to	2.10	13.68	to	12.83
	2016	7,630,596	17.6060	to	16.5380	130,662,374	2.55	1.35	to	2.10	4.44	to	3.64
MG7
	2020	22,180	32.2858	to	29.6064	701,573	0.79	1.35	to	2.05	2.33	to	1.61
	2019	22,955	31.5511	to	29.1378	709,775	0.57	1.35	to	2.05	31.63	to	30.71
	2018	29,375	23.9695	to	22.2926	689,959	0.24	1.35	to	2.05	(12.20)	to	(12.83)
	2017	29,976	27.3016	to	25.5723	803,201	0.75	1.35	to	2.05	13.47	to	12.67
	2016	33,848	24.0612	to	19.1908	800,892	0.63	1.35	to	2.10	25.02	to	5.35

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V44
	2020	12,496	$69.8726	to	$65.1101	$833,780	—%	1.35%	to	2.10%	113.84%	to	112.23%
	2019	17,989	32.6751	to	30.6790	563,585	—	1.35	to	2.10	29.70	to	28.72
	2018	6,226	25.1932	to	23.8336	153,071	—	1.35	to	2.10	5.84	to	5.04
	2017	2,464	23.3516	to	22.6895	56,265	—	1.65	to	2.10	40.48	to	39.84
	2016	4,238	16.6230	to	16.2249	69,376	—	1.65	to	2.10	(3.54)	to	(3.98)
V43
	2020	5,157	72.6058	to	66.2899	355,906	—	1.35	to	2.05	148.65	to	146.90
	2019	11,803	29.2002	to	26.8487	330,349	—	1.35	to	2.05	38.08	to	37.11
	2018	13,884	21.1471	to	19.5815	282,486	—	1.35	to	2.05	9.03	to	8.26
	2017	13,962	19.3957	to	18.0876	260,594	—	1.35	to	2.05	36.74	to	35.78
	2016	19,429	15.8143	to	13.3215	264,888	—	1.35	to	2.05	(10.07)	to	(10.71)
O19
	2020	40,665	48.2276	to	36.3097	1,548,188	—	1.35	to	2.05	34.40	to	33.46
	2019	87,285	35.8833	to	28.3917	2,504,453	—	1.35	to	2.10	34.02	to	33.01
	2018	94,622	26.7752	to	20.2822	2,028,921	—	1.35	to	2.10	(7.23)	to	(7.93)
	2017	104,827	28.8616	to	22.0295	2,435,467	0.01	1.35	to	2.10	24.80	to	23.87
	2016	122,064	23.1254	to	17.7849	2,276,346	0.13	1.35	to	2.10	(3.75)	to	(4.48)
O23
	2020	54,505	13.3581	to	12.3648	694,753	1.89	1.35	to	1.90	13.04	to	12.41
	2019	58,228	11.8170	to	10.9996	658,784	2.02	1.35	to	1.90	15.64	to	15.00
	2018	62,779	10.2190	to	9.5653	616,489	1.74	1.35	to	1.90	(6.81)	to	(7.33)
	2017	66,073	10.9659	to	10.3221	699,069	1.70	1.35	to	1.90	7.48	to	6.89
	2016	69,840	10.2024	to	9.6569	689,725	1.62	1.35	to	1.90	3.54	to	2.97
O20
	2020	61,725	39.6661	to	34.8287	2,324,145	0.42	1.35	to	2.10	25.62	to	24.67
	2019	81,886	31.5768	to	27.9367	2,463,333	0.64	1.35	to	2.10	29.68	to	28.71
	2018	100,583	24.3490	to	21.7055	2,330,518	0.74	1.35	to	2.10	(14.57)	to	(15.21)
	2017	105,578	28.5004	to	25.6003	2,871,082	0.73	1.35	to	2.10	34.49	to	33.48
	2016	134,067	21.1917	to	19.1795	2,730,372	0.79	1.35	to	2.10	(1.51)	to	(2.25)
O21
	2020	299,901	33.0804	to	32.1730	10,005,556	1.09	1.35	to	2.10	12.16	to	11.31
	2019	371,325	29.4943	to	28.9036	11,089,969	0.81	1.35	to	2.10	29.96	to	28.99
	2018	477,827	22.6943	to	22.4084	11,013,489	0.91	1.35	to	2.10	(9.34)	to	(10.03)
	2017	567,396	25.0328	to	23.8824	14,443,530	1.03	1.35	to	2.30	15.07	to	13.97
	2016	764,494	21.7547	to	20.9547	16,960,084	0.86	1.35	to	2.30	9.80	to	8.74
O04
	2020	2,787	40.4472	to	45.2008	126,545	0.37	1.35	to	1.85	18.02	to	17.42
	2019	3,351	34.2713	to	40.3218	128,860	—	1.35	to	1.90	24.44	to	23.74
	2018	4,778	27.5415	to	29.8777	148,882	0.06	1.35	to	2.10	(11.75)	to	(12.42)
	2017	4,908	31.2086	to	34.1142	173,066	0.94	1.35	to	2.10	12.38	to	11.53
	2016	30,305	27.7706	to	30.5862	860,634	0.25	1.35	to	2.10	16.08	to	15.20
P08
	2020	60,784	17.2291	to	15.4684	1,011,796	4.99	1.35	to	2.05	6.55	to	5.80
	2019	68,592	16.1693	to	14.6198	1,071,783	2.94	1.35	to	2.05	10.39	to	9.61
	2018	69,764	14.6475	to	13.3375	989,481	3.08	1.35	to	2.05	(6.69)	to	(7.35)
	2017	82,418	15.6974	to	14.3952	1,252,479	4.78	1.35	to	2.05	12.02	to	11.23
	2016	62,065	14.0135	to	12.9417	841,682	2.63	1.35	to	2.05	11.41	to	10.62
PC0
	2020	155,071	13.5336	to	12.6708	2,036,619	4.86	1.35	to	2.05	6.45	to	5.70
	2019	158,173	12.7134	to	11.9873	1,958,553	2.83	1.35	to	2.05	10.24	to	9.47
	2018	154,349	11.5326	to	10.9508	1,741,830	3.04	1.35	to	2.05	(6.73)	to	(7.39)
	2017	159,475	12.3644	to	11.8241	1,935,091	4.44	1.35	to	2.05	11.86	to	11.07
	2016	176,411	11.0539	to	10.6456	1,922,750	2.51	1.35	to	2.05	11.38	to	10.59

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P70
	2020	6,660	$4.9553	to	$4.7725	$32,264	6.53%	1.35%	to	1.75%	(0.14%)	to	(0.54%)
	2019	9,509	4.9621	to	4.7984	46,060	4.29	1.35	to	1.75	9.85	to	9.41
	2018	10,237	4.5171	to	4.3856	45,328	1.97	1.35	to	1.75	(15.36)	to	(15.71)
	2017	10,418	5.3371	to	5.2027	54,648	10.87	1.35	to	1.75	0.68	to	0.27
	2016	10,075	5.3013	to	5.1053	52,630	0.98	1.35	to	2.05	13.32	to	12.52
P10
	2020	355,494	5.7101	to	5.0866	1,930,774	6.40	1.35	to	2.10	(0.02)	to	(0.77)
	2019	420,996	5.7111	to	5.1262	2,308,704	4.43	1.35	to	2.10	9.93	to	9.10
	2018	476,050	5.1952	to	4.6985	2,377,054	2.09	1.35	to	2.10	(15.30)	to	(15.94)
	2017	533,638	6.1333	to	5.5893	3,153,285	11.12	1.35	to	2.10	0.78	to	0.02
	2016	539,751	6.0858	to	5.5881	3,173,520	1.04	1.35	to	2.10	13.60	to	12.74
PK8
	2020	24,830	36.2527	to	30.4243	840,924	4.59	1.35	to	2.10	5.26	to	4.47
	2019	26,093	34.4400	to	30.1957	842,902	4.43	1.35	to	2.10	13.25	to	12.40
	2018	31,887	30.4103	to	25.9104	912,802	4.14	1.35	to	2.10	(6.02)	to	(6.74)
	2017	31,502	32.3596	to	27.7816	965,539	5.07	1.35	to	2.10	8.42	to	7.60
	2016	34,380	29.8473	to	25.8191	973,444	5.26	1.35	to	2.10	11.81	to	10.96
P20
	2020	1,664	13.9894	to	13.5999	23,117	4.47	1.35	to	1.65	5.16	to	4.84
	2019	1,651	13.3032	to	12.9722	21,823	4.32	1.35	to	1.65	13.14	to	12.80
	2018	1,909	11.7584	to	11.5006	22,339	4.03	1.35	to	1.65	(6.12)	to	(6.40)
	2017	1,915	12.5246	to	12.2875	23,891	4.97	1.35	to	1.65	8.31	to	7.98
	2016	2,150	11.5638	to	11.1366	24,690	5.16	1.35	to	2.05	11.70	to	10.91
PD6
	2020	2,754,821	16.0456	to	14.7149	42,530,655	7.93	1.35	to	2.10	15.14	to	14.27
	2019	3,145,544	13.9360	to	12.8774	42,328,746	2.04	1.35	to	2.10	15.39	to	14.52
	2018	3,679,953	12.0777	to	11.2449	43,005,695	1.61	1.35	to	2.10	(6.89)	to	(7.59)
	2017	4,452,973	12.9713	to	12.1691	56,143,036	2.11	1.35	to	2.10	12.46	to	11.62
	2016	5,188,126	11.5339	to	10.9026	58,352,247	2.32	1.35	to	2.10	2.52	to	1.74
PH2
	2020	2,145	18.3408			39,342	1.11	1.35			11.51
	2019	2,386	16.4478			39,236	1.84	1.35			25.81
P06
	2020	119,334	16.8864	to	15.0930	1,939,951	1.38	1.35	to	2.05	10.21	to	9.43
	2019	155,528	15.3221	to	13.7919	2,328,319	1.65	1.35	to	2.05	6.99	to	6.23
	2018	170,318	14.3216	to	12.9825	2,389,120	2.51	1.35	to	2.05	(3.53)	to	(4.21)
	2017	203,382	14.8454	to	13.5530	2,971,241	2.38	1.35	to	2.05	2.26	to	1.55
	2016	227,327	14.5167	to	13.3466	3,262,391	2.24	1.35	to	2.05	3.78	to	3.04

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P07
2020	382,467	$18.5034	to	$16.2160	$6,735,543	2.13%	1.35%	to	2.05%	7.19%	to	6.44%
2019	440,806	17.2616	to	15.2349	7,284,844	3.02	1.35	to	2.05	6.91	to	6.16
2018	506,947	16.1457	to	14.3508	7,858,696	2.53	1.35	to	2.05	(1.88)	to	(2.57)
2017	636,583	16.4544	to	14.7292	10,100,477	2.02	1.35	to	2.05	3.51	to	2.78
2016	756,955	15.8965	to	14.3304	11,634,948	2.09	1.35	to	2.05	1.30	to	0.58
PI3
2020	86,264	9.7146	to	9.0522	805,053	—	1.35	to	2.10	(8.63)	to	(9.32)
2019	76,719	10.6321	to	9.9824	787,304	—	1.35	to	2.10	4.49	to	3.70
2018	73,793	10.1754	to	9.6262	729,421	0.37	1.35	to	2.10	(9.09)	to	(9.77)
2017	77,341	11.1924	to	10.6690	842,859	—	1.35	to	2.10	5.54	to	4.75
2016	64,017	10.6047	to	10.1855	665,402	3.41	1.35	to	2.10	(0.66)	to	(1.42)
P72
2020	17,614	27.9129	to	26.1335	474,307	1.84	1.35	to	2.05	4.37	to	3.64
2019	18,238	26.7432	to	25.2160	472,456	2.02	1.35	to	2.05	28.65	to	27.75
2018	19,592	20.7878	to	19.7392	396,383	0.71	1.35	to	2.05	(9.73)	to	(10.37)
2017	28,316	23.0279	to	22.0219	637,683	1.59	1.35	to	2.05	17.18	to	16.35
2016	28,188	19.6522	to	17.2997	543,765	2.35	1.35	to	2.05	12.11	to	11.31
W41
2020	202	34.0723			6,885	0.85	1.85			24.31
2019	246	27.4088			6,747	0.08	1.85			26.92
2018	331	21.5960			7,157	0.11	1.85			(14.04)
2017	496	25.1227			12,451	0.18	1.85			24.34
2016	554	20.2048			11,200	0.16	1.85			11.26
W46[12]
2016	—	11.5298	to	10.7135	—	0.48	0.65	to	2.10	2.57	to	2.08

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range. Some Sub-Accounts with one expense ratio may have more than one unit value due to the timing of the launch date of certain products in which these Sub-Accounts are available.

[5]	Columbia Variable Portfolio—International Opportunities Fund—Class 2 Sub-Account (C65) merged into Sub-Account C58 on April 29, 2016.
[6]	Columbia Variable Portfolio—Large Cap Growth Fund II Class 1 Sub-Account (C61) merged into Sub-Account C59 on April 29, 2016.
[7]	Columbia Variable Portfolio—Large Cap Growth Fund II Class 2 Sub-Account (C62) merged into Sub-Account C60 on April 29, 2016.
[8]	Columbia Variable Portfolio—Loomis Sayles Growth Fund II Class 1 Sub-Account (C63) merged into Sub-Account C89 on April 29, 2016.
[9]	Columbia Variable Portfolio—Loomis Sayles Growth Fund II Class 2 Sub-Account (C64) merged into Sub-Account C90 on April 29, 2016.
[10]

Columbia Variable Portfolio—Large Cap Growth Fund Class 1 Sub-Account (C59) is active but has zero balance since 2016 and therefore is not reported on the Statements of Asset and Liabilities, Statements of Operations, and Statements of Changes in Net Assets.

[11]

CTIVP—Loomis Sayles Growth Fund Class 1 Sub-Account (C89) is active but has zero balance since 2016 and therefore is not reported on the Statements of Asset and Liabilities, Statements of Operations, and Statements of Changes in Net Assets.

[12]	Wells Fargo VT Total Return Bond Fund Class 2 Sub-Account (W46) merged into Sub-Account MD9 on April 29, 2016.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable

Account C – All-Star

Financial Statements as of and for the Year Ended December 31,

2020 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT C – ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2020

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statements of Assets and Liabilities	3-4

Statements of Operations	5-12

Statements of Changes in Net Assets	13-24

Notes to the Financial Statements	25-36

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Variable Account C:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Variable Account C – All Star indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Variable Account C – All Star as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)
Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55) (2)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)	MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)	Wanger International Sub-Account (W39) (1)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)	Wanger Select Fund Sub-Account (W41) (1)
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	Wanger USA Sub-Account (W42) (1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)

Statement of operations for the period January 1, 2020 to April 24, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 (date of liquidation) and the year ended December 31, 2019.

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Account C – All Star based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Account C – All Star in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We have served as the auditor of one or more of the subaccounts of Variable Account C – All Star since 2013.

2

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

		Assets
	Shares	Cost	Investments at fair value	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)	725	$12,822	$29,386	$29,386	$29,386
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	5,358	129,795	152,342	152,342	152,342
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)¹	—	—	—	—	—
Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55)[2]	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	121	2,044	3,531	3,531	3,531
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	254,609	254,609	254,609	254,609	254,609
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	9,922	79,867	76,002	76,002	76,002
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,279	15,331	36,716	36,716	36,716
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	1,592	19,998	44,379	44,379	44,379
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	2,004	19,007	59,849	59,849	59,849
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	1,229	7,280	5,359	5,359	5,359
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	8,974	93,537	96,916	96,916	96,916
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	11,261	144,838	149,546	149,546	149,546
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	4,930	62,416	63,943	63,943	63,943
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	1,718	28,439	28,506	28,506	28,506
MFS VIT I Growth Series Service Class Sub-Account (M80)	2,621	112,443	184,106	184,106	184,106
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	42	751	1,036	1,036	1,036
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,332	31,451	47,946	47,946	47,946
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	300	5,279	7,079	7,079	7,079
MFS VIT I Value Series Initial Class Sub-Account (M83)	4,146	73,366	84,585	84,585	84,585
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	5,266	42,065	45,231	45,231	45,231
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	3,735	48,206	51,991	51,991	51,991
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	28,278	312,537	327,739	327,739	327,739
Wanger International Sub-Account (W39)¹	—	—	—	—	—
Wanger Select Fund Sub-Account (W41)	1,417	27,019	28,927	28,927	28,927
Wanger USA Sub-Account (W42)	14,770	331,302	363,794	363,794	363,794

[1]	This Sub-Account is active but had zero balance as of December 31, 2020.
[2]	This Sub-Account was closed in 2020 due to merger. Refer to Note 1 for details on merged and liquidated Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Net Assets
A70	905	$29,386
A71	4,908	152,342
AM2	—	—
C55	—	—
C49	206	3,531
C75	27,914	254,609
C76	6,028	76,002
C60	1,130	36,716
C66	2,292	44,379
C68	2,233	59,849
C73	240	5,359
C70	8,956	96,916
T20	7,477	149,546
F51	2,226	63,943
F54	1,252	28,506
M80	2,839	184,106
MB3	51	1,036
M10	1,287	47,946
M42	117	7,079
M83	3,905	84,585
MG3	1,867	45,231
P06	3,281	51,991
P07	18,954	327,739
W39	—	—
W41	631	28,927
W42	6,515	363,794

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	A70 Sub-Account	A71 Sub-Account	C55 Sub-Account
Income:
Dividend income	$114	$1,884	$2,960
Expenses:
Mortality and expense risk charges	(351)	(2,048)	(547)
Distribution and administrative expense charges	(85)	(464)	(120)

Net investment income (loss)	(322)	(628)	2,293

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,630	11,699	(33,241)
Realized gain distributions	2,392	7,690	34,490

Net realized gains (losses)	4,022	19,389	1,249

Net change in unrealized appreciation (depreciation)	4,633	(15,023)	(12,372)

Net realized and change in unrealized gains (losses)	8,655	4,366	(11,123)

Net increase (decrease) from operations	$8,333	$3,738	$(8,830)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	C49 Sub-Account	C75 Sub-Account	C76 Sub-Account
Income:
Dividend income	$—	$598	$3,197
Expenses:
Mortality and expense risk charges	(46)	(3,138)	(988)
Distribution and administrative expense charges	(11)	(691)	(220)

Net investment income (loss)	(57)	(3,231)	1,989

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	124	—	(1,357)
Realized gain distributions	—	—	—

Net realized gains (losses)	124	—	(1,357)

Net change in unrealized appreciation (depreciation)	(103)	—	1,995

Net realized and change in unrealized gains (losses)	21	—	638

Net increase (decrease) from operations	$(36)	$(3,231)	$2,627

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	C60 Sub-Account	C66 Sub-Account	C68 Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(411)	(548)	(764)
Distribution and administrative expense charges	(103)	(123)	(182)

Net investment income (loss)	(514)	(671)	(946)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	18,081	458	2,230
Realized gain distributions	—	—	—

Net realized gains (losses)	18,081	458	2,230

Net change in unrealized appreciation (depreciation)	(6,314)	2,500	7,036

Net realized and change in unrealized gains (losses)	11,767	2,958	9,266

Net increase (decrease) from operations	$11,253	$2,287	$8,320

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	C73 Sub-Account	C70 Sub-Account	T20 Sub-Account
Income:
Dividend income	$172	$2,090	$5,322
Expenses:
Mortality and expense risk charges	(82)	(1,255)	(2,032)
Distribution and administrative expense charges	(15)	(273)	(446)

Net investment income (loss)	75	562	2,844

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(121)	421	(136)
Realized gain distributions	—	317	—

Net realized gains (losses)	(121)	738	(136)

Net change in unrealized appreciation (depreciation)	282	1,193	(3,735)

Net realized and change in unrealized gains (losses)	161	1,931	(3,871)

Net increase (decrease) from operations	$236	$2,493	$(1,027)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	F51 Sub-Account	F54 Sub-Account	M80 Sub-Account
Income:
Dividend income	$2,143	$745	$—
Expenses:
Mortality and expense risk charges	(866)	(364)	(2,564)
Distribution and administrative expense charges	(195)	(86)	(563)

Net investment income (loss)	1,082	295	(3,127)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(499)	(53)	32,610
Realized gain distributions	12,526	1,036	11,257

Net realized gains (losses)	12,027	983	43,867

Net change in unrealized appreciation (depreciation)	(10,185)	(1,757)	6,602

Net realized and change in unrealized gains (losses)	1,842	(774)	50,469

Net increase (decrease) from operations	$2,924	$(479)	$47,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MB3 Sub-Account	M10 Sub-Account	M42 Sub-Account
Income:
Dividend income	$2	$183	$—
Expenses:
Mortality and expense risk charges	(92)	(572)	(85)
Distribution and administrative expense charges	(21)	(149)	(16)

Net investment income (loss)	(111)	(538)	(101)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,475	1,324	1
Realized gain distributions	89	1,317	569

Net realized gains (losses)	2,564	2,641	570

Net change in unrealized appreciation (depreciation)	(2,446)	2,993	1,654

Net realized and change in unrealized gains (losses)	118	5,634	2,224

Net increase (decrease) from operations	$7	$5,096	$2,123

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M83 Sub-Account	MG3 Sub-Account	P06 Sub-Account
Income:
Dividend income	$1,244	$466	$692
Expenses:
Mortality and expense risk charges	(1,151)	(571)	(706)
Distribution and administrative expense charges	(258)	(121)	(172)

Net investment income (loss)	(165)	(226)	(186)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,461	86	(179)
Realized gain distributions	3,487	1,579	—

Net realized gains (losses)	5,948	1,665	(179)

Net change in unrealized appreciation (depreciation)	(3,555)	(577)	4,770

Net realized and change in unrealized gains (losses)	2,393	1,088	4,591

Net increase (decrease) from operations	$2,228	$862	$4,405

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	P07 Sub-Account	W41 Sub-Account	W42 Sub-Account
Income:
Dividend income	$6,598	$190	$—
Expenses:
Mortality and expense risk charges	(4,350)	(370)	(4,532)
Distribution and administrative expense charges	(1,008)	(83)	(1,079)

Net investment income (loss)	1,240	(263)	(5,611)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	954	(805)	(35,508)
Realized gain distributions	3,539	2,826	38,111

Net realized gains (losses)	4,493	2,021	2,603

Net change in unrealized appreciation (depreciation)	14,084	4,294	77,617

Net realized and change in unrealized gains (losses)	18,577	6,315	80,220

Net increase (decrease) from operations	$19,817	$6,052	$74,609

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A70 Sub-Account		A71 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(322)	$(343)	$(628)	$(1,123)
Net realized gains (losses)	4,022	1,920	19,389	21,648
Net change in unrealized appreciation (depreciation)	4,633	3,558	(15,023)	9,383

Net increase (decrease) from operations	8,333	5,135	3,738	29,908

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	81	—	714
Transfers between Sub-Accounts (including the Fixed Account), net	(1,496)	(447)	7,735	(3,232)
Withdrawals, surrenders, annuitizations and contract charges	(619)	(460)	(20,783)	(10,208)

Net accumulation activity	(2,115)	(826)	(13,048)	(12,726)

Net increase (decrease) from contract owner transactions	(2,115)	(826)	(13,048)	(12,726)

Total increase (decrease) in net assets	6,218	4,309	(9,310)	17,182
Net assets at beginning of year	23,168	18,859	161,652	144,470

Net assets at end of year	$29,386	$23,168	$152,342	$161,652

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C55 Sub-Account[3]		C49 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,293 $	(6)	$(57)	$(61)
Net realized gains (losses)	1,249	7,954	124	116
Net change in unrealized appreciation (depreciation)	(12,372)	14,359	(103)	644

Net increase (decrease) from operations	(8,830)	22,307	(36)	699

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	840	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(119,660)	(3,044)	(1)	(2)
Withdrawals, surrenders, annuitizations and contract charges	(2,761)	(13,781)	(199)	(180)

Net accumulation activity	(122,421)	(15,985)	(200)	(182)

Net increase (decrease) from contract owner transactions	(122,421)	(15,985)	(200)	(182)

Total increase (decrease) in net assets	(131,251)	6,322	(236)	517
Net assets at beginning of year	131,251	124,929	3,767	3,250

Net assets at end of year	$—	$131,251	$3,531	$3,767

[3]	The activities for this Sub-Account are for the period of January 1, 2020 to April 24, 2020. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C75 Sub-Account		C76 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(3,231)	$281	$1,989	$2,298
Net realized gains (losses)	—	—	(1,357)	(1,649)
Net change in unrealized appreciation (depreciation)	—	—	1,995	8,537

Net increase (decrease) from operations	(3,231)	281	2,627	9,186

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	1,340	—	341
Transfers between Sub-Accounts (including the Fixed Account), net	107,989	15,849	4,070	374
Withdrawals, surrenders, annuitizations and contract charges	(32,720)	(24,434)	(1,831)	(5,949)

Net accumulation activity	75,269	(7,245)	2,239	(5,234)

Net increase (decrease) from contract owner transactions	75,269	(7,245)	2,239	(5,234)

Total increase (decrease) in net assets	72,038	(6,964)	4,866	3,952
Net assets at beginning of year	182,571	189,535	71,136	67,184

Net assets at end of year	$254,609	$182,571	$76,002	$71,136

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C60 Sub-Account		C66 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020		December 31, 2019
Operations:
Net investment income (loss)	$(514)	$(633)		$(671)	$(728)
Net realized gains (losses)	18,081	392	458		1,116
Net change in unrealized appreciation (depreciation)	(6,314)	10,913	2,500		9,317

Net increase (decrease) from operations	11,253	10,672	2,287		9,705

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—		—
Transfers between Sub-Accounts (including the Fixed Account), net	(13,430)	—	779		(1,219)
Withdrawals, surrenders, annuitizations and contract charges	(3,821)	(18)	(259)		(221)

Net accumulation activity	(17,251)	(18)	520		(1,440)

Net increase (decrease) from contract owner transactions	(17,251)	(18)	520		(1,440)

Total increase (decrease) in net assets	(5,998)	10,654	2,807		8,265
Net assets at beginning of year	42,714	32,060	41,572		33,307

Net assets at end of year	$36,716	$42,714	$44,379		$41,572

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C68 Sub-Account		C73 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(946)	$(895)	$75	$86
Net realized gains (losses)	2,230	1,954	(121)	(119)
Net change in unrealized appreciation (depreciation)	7,036	11,310	282	419

Net increase (decrease) from operations	8,320	12,369	236	386

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,518)	(1,641)	—	(1.00)
Withdrawals, surrenders, annuitizations and contract charges	(930)	(727)	(3)	(1)

Net accumulation activity	(2,448)	(2,368)	(3)	(2)

Net increase (decrease) from contract owner transactions	(2,448)	(2,368)	(3)	(2)

Total increase (decrease) in net assets	5,872	10,001	233	384
Net assets at beginning of year	53,977	43,976	5,126	4,742

Net assets at end of year	$59,849	$53,977	$5,359	$5,126

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C70 Sub-Account		T20 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$562	$879	$2,844	$(20)
Net realized gains (losses)	738	46	(136)	1,673
Net change in unrealized appreciation (depreciation)	1,193	3,377	(3,735)	14,223

Net increase (decrease) from operations	2,493	4,302	(1,027)	15,876

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	704	—	1,006
Transfers between Sub-Accounts (including the Fixed Account), net	7,678	5,031	2,715	9,438
Withdrawals, surrenders, annuitizations and contract charges	(2,950)	(17,771)	(18,501)	(6,907)

Net accumulation activity	4,728	(12,036)	(15,786)	3,537

Net increase (decrease) from contract owner transactions	4,728	(12,036)	(15,786)	3,537

Total increase (decrease) in net assets	7,221	(7,734)	(16,813)	19,413
Net assets at beginning of year	89,695	97,429	166,359	146,946

Net assets at end of year	$96,916	$89,695	$149,546	$166,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F51 Sub-Account		F54 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$1,082	$210	$295	$9
Net realized gains (losses)	12,027	3,211	983	2,386
Net change in unrealized appreciation (depreciation)	(10,185)	8,218	(1,757)	2,137

Net increase (decrease) from operations	2,924	11,639	(479)	4,532

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,650	(698)	3,109	102
Withdrawals, surrenders, annuitizations and contract charges	(1,092)	(1,107)	(576)	(604)

Net accumulation activity	558	(1,805)	2,533	(502)

Net increase (decrease) from contract owner transactions	558	(1,805)	2,533	(502)

Total increase (decrease) in net assets	3,482	9,834	2,054	4,030
Net assets at beginning of year	60,461	50,627	26,452	22,422

Net assets at end of year	$63,943	$60,461	$28,506	$26,452

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M80 Sub-Account		MB3 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(3,127)	$(3,028)	$(111)	$(158)
Net realized gains (losses)	43,867	27,405	2,564	942
Net change in unrealized appreciation (depreciation)	6,602	27,749	(2,446)	2,701

Net increase (decrease) from operations	47,342	52,126	7	3,485

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	999	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(16,080)	(16,567)	(1)	—
Withdrawals, surrenders, annuitizations and contract charges	(31,744)	(7,753)	(11,796)	(45)

Net accumulation activity	(47,824)	(23,321)	(11,797)	(45)

Net increase (decrease) from contract owner transactions	(47,824)	(23,321)	(11,797)	(45)

Total increase (decrease) in net assets	(482)	28,805	(11,790)	3,440
Net assets at beginning of year	184,588	155,783	12,826	9,386

Net assets at end of year	$184,106	$184,588	$1,036	$12,826

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M10 Sub-Account		M42 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(538)	$(499)	$(101)	$(86)
Net realized gains (losses)	2,641	3,557	570	888
Net change in unrealized appreciation (depreciation)	2,993	7,206	1,654	579

Net increase (decrease) from operations	5,096	10,264	2,123	1,381

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(247)	(555)	—	1
Withdrawals, surrenders, annuitizations and contract charges	(1,619)	(1,267)	(2)	(3)

Net accumulation activity	(1,866)	(1,822)	(2)	(2)

Net increase (decrease) from contract owner transactions	(1,866)	(1,822)	(2)	(2)

Total increase (decrease) in net assets	3,230	8,442	2,121	1,379
Net assets at beginning of year	44,716	36,274	4,958	3,579

Net assets at end of year	$47,946	$44,716	$7,079	$4,958

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M83 Sub-Account		MG3 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(165)	$283	$(226)	$(212)
Net realized gains (losses)	5,948	6,273	1,665	3,708
Net change in unrealized appreciation (depreciation)	(3,555)	14,234	(577)	6,337

Net increase (decrease) from operations	2,228	20,790	862	9,833

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	407	—	204
Transfers between Sub-Accounts (including the Fixed Account), net	2,343	(5,509)	1,413	(1,219)
Withdrawals, surrenders, annuitizations and contract charges	(9,293)	(6,256)	(15)	(16)

Net accumulation activity	(6,950)	(11,358)	1,398	(1,031)

Net increase (decrease) from contract owner transactions	(6,950)	(11,358)	1,398	(1,031)

Total increase (decrease) in net assets	(4,722)	9,432	2,260	8,802
Net assets at beginning of year	89,307	79,875	42,971	34,169

Net assets at end of year	$84,585	$89,307	$45,231	$42,971

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P06 Sub-Account		P07 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(186)	$(58)	$1,240	$3,747
Net realized gains (losses)	(179)	(29)	4,493	(1,213)
Net change in unrealized appreciation (depreciation)	4,770	2,880	14,084	15,815

Net increase (decrease) from operations	4,405	2,793	19,817	18,349

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3	2	13	1,520
Transfers between Sub-Accounts (including the Fixed Account), net	364	3,050	44,977	7,866
Withdrawals, surrenders, annuitizations and contract charges	(864)	(764)	(29,687)	(19,896)

Net accumulation activity	(497)	2,288	15,303	(10,510)

Net increase (decrease) from contract owner transactions	(497)	2,288	15,303	(10,510)

Total increase (decrease) in net assets	3,908	5,081	35,120	7,839
Net assets at beginning of year	48,083	43,002	292,619	284,780

Net assets at end of year	$51,991	$48,083	$327,739	$292,619

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	W41 Sub-Account		W42 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(263)	$(405)	$(5,611)	$(4,815)
Net realized gains (losses)	2,021	3,042	2,603	49,568
Net change in unrealized appreciation (depreciation)	4,294	2,868	77,617	36,614

Net increase (decrease) from operations	6,052	5,505	74,609	81,367

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	929
Transfers between Sub-Accounts (including the Fixed Account), net	(1,867)	(689)	(30,433)	(6,948)
Withdrawals, surrenders, annuitizations and contract charges	(306)	(241)	(35,780)	(5,380)

Net accumulation activity	(2,173)	(930)	(66,213)	(11,399)

Net increase (decrease) from contract owner transactions	(2,173)	(930)	(66,213)	(11,399)

Total increase (decrease) in net assets	3,879	4,575	8,396	69,968
Net assets at beginning of year	25,048	20,473	355,398	285,430

Net assets at end of year	$28,927	$25,048	$363,794	$355,398

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”). The Variable Account was established on October 18, 1985 as a funding vehicle for the variable portion of Columbia All-Star NY contracts, Columbia All-Star Extra NY contracts, and Columbia All-Star Freedom NY contracts (the “Contracts”). The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes or merged during the current year.

The following Sub-Account was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
C55	C75	April 24, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2020. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contracts. The number of units to be credited in respect to a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2020 noting that, other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

3. FAIR VALUE MEASUREMENTS (CONTINUED)

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2020, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2020. There were no transfers between levels during the year ended December 31, 2020.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2020, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4
Columbia All-Star NY contracts	1.30%	1.50%	1.70%	1.90%
Columbia All-Star Extra NY contracts	1.40%	1.60%	1.80%	2.00%
Columbia All-Star Freedom NY contracts	1.35%	1.55%	1.75%	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Columbia All-Star Extra NY contracts and an effective annual rate of 0.20% of the net assets attributable to Columbia All-Star NY and Columbia All-Star Freedom NY contracts.

Additionally, a reimbursement for administrative expenses attributable to Columbia All-Star NY, Columbia All-Star Extra NY, and Columbia All-Star Freedom NY contracts, which exceed the charges received from the account administration fee (“Account Fee”), the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, this Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments made under the contract. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, (“Account Quarters” are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if Secured Returns 2 optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star NY contracts and Columbia All-Star Extra NY contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
A70	$2,506	$2,551
A71	28,799	34,785
C55	37,884	123,522
C49	—	257
C75	129,672	57,628
C76	8,493	4,265
C60	10,716	28,481
C66	778	929
C68	—	3,394
C73	172	100
C70	21,526	15,919
T20	26,351	39,293
F51	16,885	2,719
F54	5,529	1,665
M80	22,554	62,248
MB3	91	11,910
M10	1,576	2,663
M42	569	103
M83	12,030	15,658
MG3	3,457	706
P06	2,858	3,541
P07	82,664	62,582
W41	3,017	2,627
W42	59,522	93,235

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	73	(73)
A71	823	1,212	(389)
C55	19	5,125	(5,106)
C49	—	11	(11)
C75	14,027	5,842	8,185
C76	459	289	170
C60	471	1,076	(605)
C66	41	14	27
C68	—	96	(96)
C70	1,785	1,369	416
T20	1,396	2,025	(629)
F51	110	63	47
F54	223	55	168
M80	232	1,097	(865)
MB3	—	693	(693)
M10	2	55	(53)
M83	455	741	(286)
MG3	59	—	59
P06	141	189	(48)
P07	4,308	3,446	862
W41	—	49	(49)
W42	630	1,897	(1,267)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2019 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	4	43	(39)
A71	25	486	(461)
C55	35	718	(683)
C49	—	11	(11)
C75	1,878	2,657	(779)
C76	152	606	(454)
C60	—	1	(1)
C66	—	79	(79)
C68	—	108	(108)
C70	607	1,774	(1,167)
T20	543	365	178
F51	2	74	(72)
F54	14	36	(22)
M80	23	554	(531)
MB3	—	3	(3)
M10	—	63	(63)
M83	22	611	(589)
MG3	10	53	(43)
P06	214	55	159
P07	861	1,521	(660)
W41	—	26	(26)
W42	123	394	(271)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2020	905	$36.1094	to	$30.9211	$29,386	0.46%	1.70%	to	1.85%	36.72%	to	36.51%
2019	978	26.4113	to	22.6509	23,168	0.16	1.70	to	1.85	27.58	to	27.39
2018	1,017	20.7015	to	17.7809	18,859	—	1.70	to	1.85	(11.52)	to	(11.65)
2017	1,029	23.3964	to	20.1263	21,569	—	1.70	to	1.85	33.99	to	33.79
2016	1,106	17.4609	to	15.0431	17,262	—	1.70	to	1.85	(2.56)	to	(2.71)
A71
2020	4,908	29.8253	to	30.9060	152,342	1.33	1.65	to	1.90	0.78	to	0.53
2019	5,297	29.5938	to	30.7444	161,652	1.03	1.65	to	1.90	21.58	to	21.27
2018	5,758	24.3415	to	25.3522	144,470	0.76	1.65	to	1.90	(7.40)	to	(7.64)
2017	6,143	26.2874	to	27.4491	166,404	1.27	1.65	to	1.90	16.65	to	16.36
2016	6,585	22.5352	to	23.5907	153,114	0.81	1.65	to	1.90	9.24	to	8.96
AM2[5]
2018	—	22.3481			—	0.41		1.70			(19.01)
2017	1,424	27.5925			39,295	0.94		1.70			32.36
2016	1,424	20.8469	to	20.2083	29,688	—		1.70			(8.65)
C55[6]
2019	5,106	25.0119	to	25.2186	131,251	1.72	1.65	to	1.90	18.88	to	18.58
2018	5,789	21.0400	to	21.2678	124,929	1.27	1.65	to	1.90	(6.38)	to	(6.62)
2017	12,314	22.4733	to	22.7748	286,378	1.43	1.65	to	1.90	13.47	to	13.19
2016	12,748	19.8047	to	20.1214	261,270	2.00	1.65	to	1.90	3.32	to	3.06
C49
2020	206	17.2042	to	16.8684	3,531	—	1.70	to	1.90	(0.81)	to	(1.02)
2019	217	17.3455	to	17.0417	3,767	—	1.70	to	1.90	21.66	to	21.41
2018	228	14.2574	to	14.0362	3,250	—	1.70	to	1.90	(7.61)	to	(7.80)
2017	10,431	15.4315	to	15.2233	160,965	—	1.70	to	1.90	12.19	to	11.96
2016	11,358	13.7546	to	13.5965	156,214	—	1.70	to	1.90	11.48	to	11.25
C75
2020	27,914	9.1738	to	8.9962	254,609	0.28	1.65	to	1.90	(1.35)	to	(1.60)
2019	19,729	9.2992	to	9.1424	182,571	1.88	1.65	to	1.90	0.22	to	(0.03)
2018	20,508	9.2787	to	9.1455	189,535	1.49	1.65	to	1.90	(0.16)	to	(0.42)
2017	23,314	9.2938	to	9.1838	215,895	0.42	1.65	to	1.90	(1.23)	to	(1.48)
2016	23,461	9.4092	to	9.3215	220,103	0.01	1.65	to	1.90	(1.64)	to	(1.89)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C76
2020	6,028	$12.6986	to	$12.4528	$76,002	4.64%	1.65%	to	1.90%	3.93%	to	3.67%
2019	5,858	12.2183	to	12.0124	71,136	5.03	1.65	to	1.90	14.21	to	13.93
2018	6,312	10.6977	to	10.5441	67,184	4.78	1.65	to	1.90	(5.49)	to	(5.73)
2017	6,710	11.3194	to	11.1855	75,609	5.98	1.65	to	1.90	4.45	to	4.19
2016	6,622	10.8368	to	10.7358	71,491	10.59	1.65	to	1.90	8.98	to	8.70
C60
2020	1,130	32.5485	to	32.3886	36,716	—	1.65	to	1.70	32.19	to	32.13
2019	1,735	24.6217			42,714	—		1.65			33.30
2018	1,736	18.4703			32,060	—		1.65			(5.72)
2017	1,737	19.5915	to	19.5254	34,024	—	1.65	to	1.70	25.74	to	25.68
2016	2,672	15.5808	to	15.5361	41,589	—	1.65	to	1.70	(0.65)	to	(0.70)
C66
2020	2,292	19.6436	to	19.2600	44,379	—	1.70	to	1.90	5.65	to	5.44
2019	2,265	18.5923	to	18.2665	41,572	—	1.70	to	1.90	29.39	to	29.13
2018	2,344	14.3687	to	14.1457	33,307	—	1.70	to	1.90	(14.77)	to	(14.95)
2017	2,289	16.8590	to	16.6314	38,226	—	1.70	to	1.90	11.62	to	11.40
2016	2,304	13.3768	to	14.9297	34,507	—	1.65	to	1.90	(0.86)	to	11.98
C68
2020	2,233	27.1323	to	26.4725	59,849	—	1.65	to	1.90	15.80	to	15.51
2019	2,329	23.4298	to	22.9184	53,977	—	1.65	to	1.90	28.64	to	28.31
2018	2,437	18.2137	to	17.8615	43,976	—	1.65	to	1.90	(6.52)	to	(6.76)
2017	5,321	19.4849	to	19.1570	103,100	—	1.65	to	1.90	19.22	to	18.92
2016	6,607	16.3432	to	16.1089	107,488	—	1.65	to	1.90	9.47	to	9.20
C73
2020	240	22.3115			5,359	3.40		1.90			4.60
2019	240	21.3308			5,126	3.62		1.90			8.13
2018	240	19.7270			4,742	3.25		1.90			(2.53)
2017	240	20.2399			4,867	2.78		1.90			3.89
2016	241	16.8371	to	19.4811	4,687	7.52	1.70	to	1.90	4.37	to	6.97
C70
2020	8,956	10.9011	to	10.6360	96,916	2.38	1.65	to	1.90	3.12	to	2.86
2019	8,540	10.5713	to	10.3405	89,695	2.67	1.65	to	1.90	4.75	to	4.48
2018	9,707	10.0923	to	9.8971	97,429	2.64	1.65	to	1.90	(0.08)	to	(0.34)
2017	11,058	10.1007	to	9.9307	111,096	2.65	1.65	to	1.90	1.30	to	1.04
2016	10,762	9.9711	to	9.8281	106,796	2.56	1.65	to	1.90	0.76	to	0.51

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2020	7,477	$19.7394	to	$19.4437	$149,546	3.71%	1.65%	to	1.90%	(2.79%)	to	(3.04%)
2019	8,106	20.3057	to	20.0525	166,359	1.69	1.65	to	1.90	10.68	to	10.40
2018	7,928	18.3467	to	18.1641	146,946	2.65	1.65	to	1.90	(16.84)	to	(17.05)
2017	7,811	22.0623	to	21.8986	173,875	2.57	1.65	to	1.90	14.78	to	14.49
2016	8,337	19.2218	to	19.1276	161,744	1.92	1.65	to	1.90	5.41	to	5.14
F51
2020	2,226	28.6483	to	29.3006	63,943	3.78	1.85	to	1.90	3.57	to	3.52
2019	2,179	27.6611	to	28.3055	60,461	2.24	1.85	to	1.90	23.34	to	23.28
2018	2,251	23.7056	to	22.9609	50,627	2.41	1.70	to	1.90	(6.21)	to	(6.40)
2017	8,890	25.2742	to	24.5303	221,838	5.77	1.70	to	1.90	13.90	to	13.66
2016	8,963	22.1908	to	21.5813	196,384	2.59	1.70	to	1.90	9.72	to	9.50
F54
2020	1,252	23.4110	to	22.5851	28,506	3.01	1.65	to	1.85	(6.61)	to	(6.80)
2019	1,084	25.0682	to	24.2330	26,452	1.85	1.65	to	1.85	20.56	to	20.31
2018	1,106	20.7938	to	20.1418	22,422	2.42	1.65	to	1.85	(10.57)	to	(10.75)
2017	7,944	23.2518	to	22.5687	185,785	2.26	1.65	to	1.85	6.57	to	6.35
2016	7,913	21.8186	to	21.2205	173,783	2.02	1.65	to	1.85	14.14	to	13.91
M80
2020	2,839	63.1358	to	63.7273	184,106	—	1.65	to	1.90	29.37	to	29.04
2019	3,704	48.8036	to	49.3865	184,588	—	1.65	to	1.90	35.51	to	35.17
2018	4,235	36.0142	to	36.5371	155,783	—	1.65	to	1.90	0.72	to	0.46
2017	4,795	35.7580	to	36.3700	175,137	—	1.65	to	1.90	28.93	to	28.61
2016	5,596	27.7336	to	28.2798	158,682	—	1.65	to	1.90	0.49	to	0.24
MB3
2020	51	20.7905	to	20.4879	1,036	0.03	1.65	to	1.90	20.18	to	19.88
2019	744	17.2991	to	17.0907	12,826	0.35	1.65	to	1.90	37.29	to	36.94
2018	747	12.6005	to	12.4804	9,386	0.33	1.65	to	1.90	(1.09)	to	(1.34)
2017	870	12.7391	to	12.6500	11,059	0.42	1.65	to	1.90	26.00	to	25.68
2016	873	10.1105	to	10.0653	8,813	0.39	1.65	to	1.90	4.10	to	3.83
M10
2020	1,287	37.5355	to	37.2009	47,946	0.43	1.65	to	1.70	11.73	to	11.67
2019	1,340	33.5961	to	33.3135	44,716	0.49	1.65	to	1.70	29.09	to	29.02
2018	1,403	26.0257	to	25.8199	36,274	0.44	1.65	to	1.70	(7.27)	to	(7.32)
2017	4,602	28.0655	to	27.8577	129,157	0.56	1.65	to	1.70	21.01	to	20.95
2016	4,669	23.1929	to	23.0329	108,343	0.56	1.65	to	1.70	6.53	to	6.47
M42
2020	117	60.6584			7,079	—		1.90			42.82
2019	117	42.4718			4,958	—		1.90			38.60
2018	117	30.6437			3,579	—		1.90			(3.59)
2017	117	31.7849			3,714	—		1.90			23.94
2016	117	25.6446			2,997	—		1.90			6.73

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M83
2020	3,905	$21.8258	to	$21.3797	$84,585	1.58%	1.65%	to	1.90%	1.77%	to	1.51%
2019	4,191	21.4468	to	21.0621	89,307	2.08	1.65	to	1.90	27.67	to	27.34
2018	4,780	16.7991	to	16.5398	79,875	1.56	1.65	to	1.90	(11.57)	to	(11.80)
2017	12,657	18.9980	to	18.7527	239,620	1.93	1.65	to	1.90	15.72	to	15.43
2016	13,027	16.4172	to	16.2463	213,253	2.12	1.65	to	1.90	12.21	to	11.92
MG3
2020	1,867	24.6327	to	23.9984	45,231	1.24	1.70	to	1.90	2.10	to	1.89
2019	1,808	24.1255	to	23.5521	42,971	1.31	1.70	to	1.90	28.90	to	28.64
2018	1,851	18.7169	to	18.3092	34,169	0.90	1.70	to	1.90	(12.96)	to	(13.14)
2017	6,284	21.5036	to	21.0783	134,648	1.25	1.70	to	1.90	11.75	to	11.53
2016	6,285	19.2422	to	18.8998	120,548	0.88	1.70	to	1.90	14.01	to	13.77
P06
2020	3,281	16.2154	to	15.8824	51,991	1.42	1.65	to	1.90	9.88	to	9.60
2019	3,329	14.7580	to	14.4918	48,083	1.66	1.65	to	1.90	6.66	to	6.39
2018	3,170	13.8363	to	13.6213	43,002	2.47	1.65	to	1.90	(3.82)	to	(4.07)
2017	3,285	14.3861	to	14.1988	46,391	2.36	1.65	to	1.90	1.96	to	1.70
2016	4,065	14.1102	to	13.9618	56,516	2.24	1.65	to	1.90	3.46	to	3.20
P07
2020	18,954	17.4219	to	16.7756	327,739	2.13	1.65	to	1.90	6.87	to	6.60
2019	18,092	16.3021	to	15.7375	292,619	3.01	1.65	to	1.90	6.59	to	6.32
2018	18,752	15.2945	to	14.8023	284,780	2.55	1.65	to	1.90	(2.17)	to	(2.42)
2017	27,693	15.6345	to	15.1701	430,559	2.02	1.65	to	1.90	3.20	to	2.94
2016	27,897	15.1502	to	14.7375	420,443	2.08	1.65	to	1.90	0.99	to	0.73
W40[7]
2016	—	26.9244	to	28.4134	—	0.85	1.65	to	1.90	(0.95)	to	(1.03)
W39[8]
2017	—		—		—	1.21		1.70			30.67
2016	439	33.8554			14,869	1.17		1.70			(3.08)
W41
2020	631	45.9437	to	46.8963	28,927	0.76	1.65	to	1.90	24.56	to	24.25
2019	680	36.8835	to	37.7443	25,048	0.07	1.65	to	1.90	27.17	to	26.85
2018	706	29.0025	to	29.7548	20,473	0.17	1.65	to	1.90	(13.86)	to	(14.08)
2017	6,176	33.6699	to	34.6318	219,219	0.15	1.65	to	1.90	24.59	to	24.28
2016	9,173	27.0241	to	27.8667	256,491	0.18	1.65	to	1.90	11.49	to	11.21

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W42
2020	6,515	$54.5296	to	$58.7649	$363,794	—%	1.65%	to	1.90%	22.18%	to	21.87%
2019	7,782	44.6306	to	48.2197	355,398	0.26	1.65	to	1.90	28.95	to	28.62
2018	8,053	34.6119	to	37.4905	285,430	0.10	1.65	to	1.90	(3.09)	to	(3.34)
2017	13,259	35.7163	to	38.7858	501,803	—	1.65	to	1.90	17.62	to	17.32
2016	16,015	30.3662	to	33.0595	510,871	—	1.65	to	1.90	11.81	to	11.53

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest and highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) is active but has had zero balance since December 31, 2018 and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

[6]	Sub-Account C55 merged into Sub-Account C75 on April 24, 2020.
[7]	Wanger International Select Fund Sub-Account (W40) merged into Sub-Account C75 on May, 1, 2016.
[8]	Wanger International Sub-Account (W39) is active but has had zero balance since December 31, 2017 and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

Delaware Life NY Variable

Account C - Futurity

Financial Statements as of and for the Year Ended December 31,

2020 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2020

Page(s)
Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statements of Assets and Liabilities	3-5

Statements of Operations	6-20

Statements of Changes in Net Assets	21-44

Notes to the Financial Statements	45-60

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Variable Account C:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Variable Account C – Futurity indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Variable Account C – Futurity as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Growth Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)	MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)
Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)	MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS VIT I Research Series Initial Class Sub-Account (M33) (1)
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)	MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)	MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)
First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)	MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)
Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)
Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)
Invesco V.I. International Growth Fund I Sub-Account (A21) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)
Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (L27) (2)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)
MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)
MFS VIT Total Return Series Service Class Sub-Account (M35) (1)	Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)	Statement of changes in net assets for the period January 1, 2019 to July 31, 2019 (date of liquidation).

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Account C – Futurity based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Account C – Futurity in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We have served as the auditor of one or more of the subaccounts of Variable Account C – Futurity since 2013.

2

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

		Assets				Liabilities
			Investments	Receivable		Payable to
	Shares	Cost	at fair value	from Sponsor	Total assets	Sponsor	Net Assets
AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)¹	—	$—	$—	$—	$—	$—	$—
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	2,361	54,619	67,116	—	67,116	—	67,116
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	985	18,541	26,702	—	26,702	—	26,702
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	470	8,412	11,921	—	11,921	—	11,921
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	1,220	18,477	29,692	—	29,692	3	29,689
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	993	23,376	44,450	—	44,450	—	44,450
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	2,245	72,071	104,892	—	104,892	—	104,892
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	579	36,191	58,281	—	58,281	—	58,281
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	283	5,579	7,429	—	7,429	—	7,429
First Eagle Overseas Variable Fund Sub-Account (FE3)	3,149	80,779	80,555	—	80,555	—	80,555
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	1,220	14,487	13,627	—	13,627	—	13,627
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	19,322	196,589	179,117	—	179,117	—	179,117
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	2,011	24,255	27,175	—	27,175	2	27,173
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	8,621	69,260	74,314	—	74,314	—	74,314
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	1,473	22,052	29,576	—	29,576	—	29,576
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	1,101	53,398	98,119	—	98,119	—	98,119
Invesco V.I. Core Equity Fund I Sub-Account (A39)	593	19,324	18,047	—	18,047	—	18,047
Invesco V.I. International Growth Fund I Sub-Account (A21)	3,598	114,807	152,988	—	152,988	—	152,988
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)¹	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	1,723	27,709	41,548	—	41,548	—	41,548
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	805	14,422	30,090	—	30,090	—	30,090
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	195,465	195,465	195,465	—	195,465	1	195,464
MFS VIT Total Return Series Initial Class Sub-Account (M07)	20,114	461,303	523,372	1,446	524,818	—	524,818
MFS VIT Total Return Series Service Class Sub-Account (M35)	15,482	352,941	394,781	—	394,781	—	394,781
MFS VIT I Growth Series Initial Class Sub-Account (M31)	3,752	142,918	276,968	—	276,968	—	276,968
MFS VIT I Growth Series Service Class Sub-Account (M80)	519	18,525	36,441	—	36,441	—	36,441
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	40,567	337,851	512,773	—	512,773	—	512,773
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	4,941	85,718	133,215	—	133,215	—	133,215
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	1,643	27,765	38,781	—	38,781	—	38,781
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	11,122	148,606	157,048	—	157,048	—	157,048
MFS VIT I Research Series Initial Class Sub-Account (M33)	333	8,567	10,952	—	10,952	—	10,952
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	5,103	168,112	180,274	—	180,274	—	180,274
MFS VIT I Utilities Series Service Class Sub-Account (M40)	961	30,657	33,324	—	33,324	—	33,324
MFS VIT I Value Series Initial Class Sub-Account (M83)	13,795	246,507	281,423	—	281,423	3	281,420
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	789	37,196	45,207	—	45,207	—	45,207
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	174	7,709	9,882	—	9,882	—	9,882
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	9,598	124,272	123,434	765	124,199	—	124,199
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	2,187	28,461	27,969	—	27,969	—	27,969
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	28,421	161,200	161,431	—	161,431	—	161,431
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	1,900	10,943	10,660	—	10,660	—	10,660
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	3,208	50,535	80,383	—	80,383	4	80,379
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)¹	—	—	—	—	—	—	—
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	18,660	198,124	203,581	—	203,581	—	203,581
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	11,697	152,104	175,214	—	175,214	—	175,214
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	4,225	33,025	36,289	—	36,289	—	36,289
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	2,440	30,915	32,789	—	32,789	—	32,789
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	2,897	37,800	40,329	—	40,329	—	40,329
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	4,001	43,909	46,376	—	46,376	—	46,376
Rydex VT NASDAQ-100 Fund Sub-Account (R03)¹	—	—	—	—	—	—	—

[1]	This Sub-Account is active but had zero balance as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

		Value Applicable
		to Owners of	Reserve for
		Deferred Variable	Variable
	Units	Annuity Contracts	Annuities	Net Assets
A70	—	$—	$—	$—
A71	2,426	67,116	—	67,116
AM2	788	26,702	—	26,702
A19	180	11,921	—	11,921
A55	1,322	28,748	941	29,689
A51	1,281	44,450	—	44,450
F24	2,159	104,892	—	104,892
F99	1,320	58,281	—	58,281
F91	289	7,429	—	7,429
FE3	1,553	80,555	—	80,555
F56	549	13,627	—	13,627
G30	8,084	179,117	—	179,117
521	793	26,611	562	27,173
G33	6,515	74,314	—	74,314
G31	1,145	29,576	—	29,576
V15	2,912	98,119	—	98,119
A39	988	18,047	—	18,047
A21	8,182	152,988	—	152,988
I76	—	—	—	—
J43	1,013	41,548	—	41,548
J32	613	30,090	—	30,090
MD8	21,210	195,209	255	195,464
M07	32,570	437,556	87,262	524,818
M35	25,379	394,781	—	394,781
M31	10,301	276,968	—	276,968
M80	669	36,441	—	36,441
MF1	13,782	512,773	—	512,773
M05	5,197	133,215	—	133,215
M42	1,546	38,781	—	38,781
M06	13,059	157,048	—	157,048
M33	414	10,952	—	10,952
M44	13,220	180,274	—	180,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

		Value Applicable
		to Owners of	Reserve for
		Deferred Variable	Variable
	Total Units	Annuity Contracts	Annuities	Net Assets
M40	2,518	$33,324	$—	$33,324
M83	12,624	280,560	860	281,420
MB6	1,625	45,207	—	45,207
MB7	306	9,882	—	9,882
M96	6,671	78,560	45,639	124,199
MD2	1,926	27,969	—	27,969
MA6	7,976	161,431	—	161,431
MA3	434	10,660	—	10,660
MD6	3,183	79,093	1,286	80,379
MB3	—	—	—	—
MB8	6,045	203,581	—	203,581
MF6	4,165	175,214	—	175,214
MG3	1,429	36,289	—	36,289
PK8	925	32,789	—	32,789
P06	2,332	40,329	—	40,329
P07	2,451	46,376	—	46,376
R03	—	—	—	—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	A71	AM2	A19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$782	$246	$—
Expenses:
Mortality and expense risk charges	(770)	(284)	(115)
Distribution charges	(114)	(41)	(13)

Net investment income (loss)	(102)	(79)	(128)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	154	33	10
Realized gain distributions	3,198	1,917	669

Net realized gains (losses)	3,352	1,950	679

Net change in unrealized appreciation (depreciation)	(2,625)	3,917	3,496

Net realized and change in unrealized gains (losses)	727	5,867	4,175

Net increase (decrease) from operations	$625	$5,788	$4,047

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	A55	A51	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$398	$371	$169
Expenses:
Mortality and expense risk charges	(375)	(415)	(1,780)
Distribution charges	(45)	(50)	(398)

Net investment income (loss)	(22)	(94)	(2,009)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,439	256	28,501
Realized gain distributions	128	2,487	1,080

Net realized gains (losses)	12,567	2,743	29,581

Net change in unrealized appreciation (depreciation)	(9,796)	14,836	(409)

Net realized and change in unrealized gains (losses)	2,771	17,579	29,172

Net increase (decrease) from operations	$2,749	$17,485	$27,163

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	F99	F91	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$22	$14	$1,970
Expenses:
Mortality and expense risk charges	(678)	(83)	(1,166)
Distribution charges	(85)	(10)	(170)

Net investment income (loss)	(741)	(79)	634

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,838	12	(8,500)
Realized gain distributions	5,107	27	3,483

Net realized gains (losses)	7,945	39	(5,017)

Net change in unrealized appreciation (depreciation)	10,825	932	2,906

Net realized and change in unrealized gains (losses)	18,770	971	(2,111)

Net increase (decrease) from operations	$18,029	$892	$(1,477)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	F56	G30	521
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$374	$2,280	$52
Expenses:
Mortality and expense risk charges	(163)	(1,955)	(276)
Distribution charges	(19)	(236)	(33)

Net investment income (loss)	192	89	(257)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(452)	(479)	(45)
Realized gain distributions	—	3,000	322

Net realized gains (losses)	(452)	2,521	277

Net change in unrealized appreciation (depreciation)	807	1,822	1,763

Net realized and change in unrealized gains (losses)	355	4,343	2,040

Net increase (decrease) from operations	$547	$4,432	$1,783

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	G33	G31	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,050	$230	$58
Expenses:
Mortality and expense risk charges	(793)	(320)	(983)
Distribution charges	(96)	(38)	(118)

Net investment income (loss)	161	(128)	(1,043)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,211)	209	3,770
Realized gain distributions	—	1,155	6,035

Net realized gains (losses)	(1,211)	1,364	9,805

Net change in unrealized appreciation (depreciation)	7,030	2,826	19,550

Net realized and change in unrealized gains (losses)	5,819	4,190	29,355

Net increase (decrease) from operations	$5,980	$4,062	$28,312

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	A39	A21	J43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$217	$3,159	$309
Expenses:
Mortality and expense risk charges	(687)	(1,629)	(403)
Distribution charges	(136)	(196)	(49)

Net investment income (loss)	(606)	1,334	(143)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,618)	4,423	243
Realized gain distributions	3,739	3,043	2,032

Net realized gains (losses)	(1,879)	7,466	2,275

Net change in unrealized appreciation (depreciation)	(5,752)	9,899	2,351

Net realized and change in unrealized gains (losses)	(7,631)	17,365	4,626

Net increase (decrease) from operations	$(8,237)	$18,699	$4,483

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	J32	MD8	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$192	$447	$11,174
Expenses:
Mortality and expense risk charges	(314)	(2,539)	(5,995)
Distribution charges	(38)	(343)	(724)

Net investment income (loss)	(160)	(2,435)	4,455

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	247	—	3,052
Realized gain distributions	1,552	—	12,949

Net realized gains (losses)	1,799	—	16,001

Net change in unrealized appreciation (depreciation)	4,093	—	19,261

Net realized and change in unrealized gains (losses)	5,892	—	35,262

Net increase (decrease) from operations	$5,732	$(2,435)	$39,717

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,650	$—	$—
Expenses:
Mortality and expense risk charges	(5,372)	(2,962)	(408)
Distribution charges	(1,124)	(357)	(46)

Net investment income (loss)	1,154	(3,319)	(454)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,898	8,212	255
Realized gain distributions	9,963	15,420	2,122

Net realized gains (losses)	14,861	23,632	2,377

Net change in unrealized appreciation (depreciation)	3,170	43,023	6,406

Net realized and change in unrealized gains (losses)	18,031	66,655	8,783

Net increase (decrease) from operations	$19,185	$63,336	$8,329

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MF1	M05	M42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(5,361)	(1,385)	(476)
Distribution charges	(707)	(167)	(62)

Net investment income (loss)	(6,068)	(1,552)	(538)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,786	6,306	3,995
Realized gain distributions	31,872	10,431	3,710

Net realized gains (losses)	43,658	16,737	7,705

Net change in unrealized appreciation (depreciation)	97,517	31,642	7,871

Net realized and change in unrealized gains (losses)	141,175	48,379	15,576

Net increase (decrease) from operations	$135,107	$46,827	$15,038

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M06	M33	M44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,903	$69	$4,104
Expenses:
Mortality and expense risk charges	(1,753)	(125)	(2,048)
Distribution charges	(235)	(29)	(247)

Net investment income (loss)	2,915	(85)	1,809

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(482)	43	(280)
Realized gain distributions	—	383	4,280

Net realized gains (losses)	(482)	426	4,000

Net change in unrealized appreciation (depreciation)	5,827	1,064	1,836

Net realized and change in unrealized gains (losses)	5,345	1,490	5,836

Net increase (decrease) from operations	$8,260	$1,405	$7,645

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	M40	M83	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$678	$3,949	$651
Expenses:
Mortality and expense risk charges	(397)	(3,128)	(488)
Distribution charges	(90)	(382)	(58)

Net investment income (loss)	191	439	105

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39)	16,300	72
Realized gain distributions	803	11,067	2,063

Net realized gains (losses)	764	27,367	2,135

Net change in unrealized appreciation (depreciation)	305	(21,361)	3,221

Net realized and change in unrealized gains (losses)	1,069	6,006	5,356

Net increase (decrease) from operations	$1,260	$6,445	$5,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MB7	M96	MD2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$122	$3,817	$743
Expenses:
Mortality and expense risk charges	(119)	(1,606)	(377)
Distribution charges	(27)	(194)	(80)

Net investment income (loss)	(24)	2,017	286

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	622	76	(342)
Realized gain distributions	457	—	—

Net realized gains (losses)	1,079	76	(342)

Net change in unrealized appreciation (depreciation)	233	4,135	1,365

Net realized and change in unrealized gains (losses)	1,312	4,211	1,023

Net increase (decrease) from operations	$1,288	$6,228	$1,309

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MA6	MA3	MD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,995	$547	$313
Expenses:
Mortality and expense risk charges	(1,774)	(132)	(850)
Distribution charges	(219)	(22)	(103)

Net investment income (loss)	6,002	393	(640)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,647)	(14)	4,992
Realized gain distributions	—	—	6,630

Net realized gains (losses)	(3,647)	(14)	11,622

Net change in unrealized appreciation (depreciation)	1,303	(41)	2,890

Net realized and change in unrealized gains (losses)	(2,344)	(55)	14,512

Net increase (decrease) from operations	$3,658	$338	$13,872

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	MB8	MF6	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,537	$7,465	$403
Expenses:
Mortality and expense risk charges	(2,514)	(2,046)	(428)
Distribution charges	(334)	(270)	(52)

Net investment income (loss)	(1,311)	5,149	(77)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(29,571)	7,722	(990)
Realized gain distributions	13,945	3,991	1,365

Net realized gains (losses)	(15,626)	11,713	375

Net change in unrealized appreciation (depreciation)	17,383	(18,030)	1,804

Net realized and change in unrealized gains (losses)	1,757	(6,317)	2,179

Net increase (decrease) from operations	$446	$(1,168)	$2,102

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2020

	PK8	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,348	$551	$908
Expenses:
Mortality and expense risk charges	(389)	(506)	(560)
Distribution charges	(51)	(115)	(79)

Net investment income (loss)	908	(70)	269

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(894)	22	(222)
Realized gain distributions	—	—	431

Net realized gains (losses)	(894)	22	209

Net change in unrealized appreciation (depreciation)	1,006	3,690	1,948

Net realized and change in unrealized gains (losses)	112	3,712	2,157

Net increase (decrease) from operations	$1,020	$3,642	$2,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(102)	$(291)	$(79)	$(230)
Net realized gains (losses)	3,352	6,905	1,950	474
Net change in unrealized appreciation (depreciation)	(2,625)	5,278	3,917	3,985

Net increase (decrease) from operations	625	11,892	5,788	4,229

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(24)	(24)	(6)	(4)

Net accumulation activity	(24)	(25)	(6)	(4)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(24)	(25)	(6)	(4)

Total increase (decrease) in net assets	601	11,867	5,782	4,225
Net assets at beginning of year	66,515	54,648	20,920	16,695

Net assets at end of year	$67,116	$66,515	$26,702	$20,920

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A19 Sub-Account		A55 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(128)	$(153)	$(22)	$101
Net realized gains (losses)	679	1,113	12,567	4,686
Net change in unrealized appreciation (depreciation)	3,496	2,040	(9,796)	6,097

Net increase (decrease) from operations	4,047	3,000	2,749	10,884

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	2	(1)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(6)	(5,098)	(23,066)	(1,021)

Net accumulation activity	(6)	(5,096)	(23,067)	(1,022)

Annuitization Activity:
Annuitizations	—	—	—	890
Annuity payments and contract charges	—	—	(101)	(94)
Adjustments to annuity reserves	—	—	6	(9)

Net annuitization activity	—	—	(95)	787

Net increase (decrease) from contract owner transactions	(6)	(5,096)	(23,162)	(235)

Total increase (decrease) in net assets	4,041	(2,096)	(20,413)	10,649
Net assets at beginning of year	7,880	9,976	50,102	39,453

Net assets at end of year	$11,921	$7,880	$29,689	$50,102

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A51 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(94)	$(360)	$(2,009)	$(2,565)
Net realized gains (losses)	2,743	1,585	29,581	21,601
Net change in unrealized appreciation (depreciation)	14,836	4,601	(409)	27,038

Net increase (decrease) from operations	17,485	5,826	27,163	46,074

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(125,383)	—
Withdrawals, surrenders, annuitizations and contract charges	(10)	—	(484)	(377)

Net accumulation activity	(10)	—	(125,867)	(377)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(10)	—	(125,867)	(377)

Total increase (decrease) in net assets	17,475	5,826	(98,704)	45,697
Net assets at beginning of year	26,975	21,149	203,596	157,899

Net assets at end of year	$44,450	$26,975	$104,892	$203,596

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F99 Sub-Account		F91 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(741)	$(722)	$(79)	$7
Net realized gains (losses)	7,945	6,975	39	216
Net change in unrealized appreciation (depreciation)	10,825	7,527	932	1,114

Net increase (decrease) from operations	18,029	13,780	892	1,337

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(6,052)	(2,083)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(3,506)	(9,021)	(2)	(4)

Net accumulation activity	(9,558)	(11,104)	(2)	(4)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(9,558)	(11,104)	(2)	(4)

Total increase (decrease) in net assets	8,471	2,676	890	1,333
Net assets at beginning of year	49,810	47,134	6,539	5,206

Net assets at end of year	$58,281	$49,810	$7,429	$6,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FE3 Sub-Account		F56 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$634	$(1,456)	$192	$180
Net realized gains (losses)	(5,017)	2,807	(452)	2,204
Net change in unrealized appreciation (depreciation)	2,906	15,944	807	(665)

Net increase (decrease) from operations	(1,477)	17,295	547	1,719

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(36,097)	2,629	—	—
Withdrawals, surrenders, annuitizations and contract charges	(7,061)	(7,144)	(772)	(754)

Net accumulation activity	(43,158)	(4,515)	(772)	(754)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(43,158)	(4,515)	(772)	(754)

Total increase (decrease) in net assets	(44,635)	12,780	(225)	965
Net assets at beginning of year	125,190	112,410	13,852	12,887

Net assets at end of year	$80,555	$125,190	$13,627	$13,852

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	G30 Sub-Account		521 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$89	$245	$(257)	$(212)
Net realized gains (losses)	2,521	5,266	277	493
Net change in unrealized appreciation (depreciation)	1,822	28,584	1,763	4,514

Net increase (decrease) from operations	4,432	34,095	1,783	4,795

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(8)	(556)	(11)	(674)

Net accumulation activity	(8)	(557)	(11)	(674)

Annuitization Activity:
Annuitizations	—	—	—	582
Annuity payments and contract charges	—	—	(55)	(62)
Adjustments to annuity reserves	—	—	4	(6)

Net annuitization activity	—	—	(51)	514

Net increase (decrease) from contract owner transactions	(8)	(557)	(62)	(160)

Total increase (decrease) in net assets	4,424	33,538	1,721	4,635
Net assets at beginning of year	174,693	141,155	25,452	20,817

Net assets at end of year	$179,117	$174,693	$27,173	$25,452

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	G33 Sub-Account		G31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$161	$784	$(128)	$(20)
Net realized gains (losses)	(1,211)	(146)	1,364	1,574
Net change in unrealized appreciation (depreciation)	7,030	9,577	2,826	3,335

Net increase (decrease) from operations	5,980	10,215	4,062	4,889

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(3,789)	3,190	—	—
Withdrawals, surrenders, annuitizations and contract charges	(34)	(256)	(6)	(988)

Net accumulation activity	(3,823)	2,934	(6)	(988)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,823)	2,934	(6)	(988)

Total increase (decrease) in net assets	2,157	13,149	4,056	3,901
Net assets at beginning of year	72,157	59,008	25,520	21,619

Net assets at end of year	$74,314	$72,157	$29,576	$25,520

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	V15 Sub-Account		A39 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,043)	$(953)	$(606)	$(687)
Net realized gains (losses)	9,805	10,390	(1,879)	13,372
Net change in unrealized appreciation (depreciation)	19,550	10,494	(5,752)	13,186

Net increase (decrease) from operations	28,312	19,931	(8,237)	25,871

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	(95,382)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(7,097)	(287)	(14)	(308)

Net accumulation activity	(7,097)	(288)	(95,396)	(309)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(7,097)	(288)	(95,396)	(309)

Total increase (decrease) in net assets	21,215	19,643	(103,633)	25,562
Net assets at beginning of year	76,904	57,261	121,680	96,118

Net assets at end of year	$98,119	$76,904	$18,047	$121,680

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A21 Sub-Account		J43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$1,334	$271	$(143)	$(344)
Net realized gains (losses)	7,466	12,359	2,275	4,348
Net change in unrealized appreciation (depreciation)	9,899	17,708	2,351	2,950

Net increase (decrease) from operations	18,699	30,338	4,483	6,954

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(6,758)	(2,755)	—	4
Withdrawals, surrenders, annuitizations and contract charges	(49)	(268)	(15)	(405)

Net accumulation activity	(6,807)	(3,023)	(15)	(401)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(6,807)	(3,023)	(15)	(401)

Total increase (decrease) in net assets	11,892	27,315	4,468	6,553
Net assets at beginning of year	141,096	113,781	37,080	30,527

Net assets at end of year	$152,988	$141,096	$41,548	$37,080

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	J32 Sub-Account		L27 Sub-Account[2]
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(160)	$(119)	$—	$26
Net realized gains (losses)	1,799	1,723	—	(1,795)
Net change in unrealized appreciation (depreciation)	4,093	4,011	—	2,336

Net increase (decrease) from operations	5,732	5,615	—	567

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	(5,711)
Withdrawals, surrenders, annuitizations and contract charges	(13)	(6)	—	(5)

Net accumulation activity	(13)	(6)	—	(5,716)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(13)	(6)	—	(5,716)

Total increase (decrease) in net assets	5,719	5,609	—	(5,149)
Net assets at beginning of year	24,371	18,762	—	5,149

Net assets at end of year	$30,090	$24,371	$—	$—

[2]	The activities for this Sub-Account are for the period of January 1, 2019 to July 31, 2019.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD8 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(2,435)	$376	$4,455	$5,405
Net realized gains (losses)	—	—	16,001	31,868
Net change in unrealized appreciation (depreciation)	—	—	19,261	64,250

Net increase (decrease) from operations	(2,435)	376	39,717	101,523

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	136,840	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	363,038	9,971	(12,805)	(104,935)
Withdrawals, surrenders, annuitizations and contract charges	(502,014)	(4,558)	(1,323)	(91,260)

Net accumulation activity	(2,136)	5,413	(14,128)	(196,195)

Annuitization Activity:
Annuitizations	—	327	—	916
Annuity payments and contract charges	(33)	(34)	(12,749)	(12,524)
Adjustments to annuity reserves	2	(3)	1,269	814

Net annuitization activity	(31)	290	(11,480)	(10,794)

Net increase (decrease) from contract owner transactions	(2,167)	5,703	(25,608)	(206,989)

Total increase (decrease) in net assets	(4,602)	6,079	14,109	(105,466)
Net assets at beginning of year	200,066	193,987	510,709	616,175

Net assets at end of year	$195,464	$200,066	$524,818	$510,709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$1,154	$1,724	$(3,319)	$(2,844)
Net realized gains (losses)	14,861	24,784	23,632	21,586
Net change in unrealized appreciation (depreciation)	3,170	63,251	43,023	42,138

Net increase (decrease) from operations	19,185	89,759	63,336	60,880

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	13,000	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(88,112)	(681)	(5,901)	(4,227)
Withdrawals, surrenders, annuitizations and contract charges	(38,069)	(153,432)	(6,179)	(234)

Net accumulation activity	(126,181)	(141,113)	(12,080)	(4,461)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(126,181)	(141,113)	(12,080)	(4,461)

Total increase (decrease) in net assets	(106,996)	(51,354)	51,256	56,419
Net assets at beginning of year	501,777	553,131	225,712	169,293

Net assets at end of year	$394,781	$501,777	$276,968	$225,712

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M80 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(454)	$(368)	$(6,068)	$(5,279)
Net realized gains (losses)	2,377	2,493	43,658	55,562
Net change in unrealized appreciation (depreciation)	6,406	5,289	97,517	60,631

Net increase (decrease) from operations	8,329	7,414	135,107	110,914

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(20,097)	(10,921)
Withdrawals, surrenders, annuitizations and contract charges	(11)	(11)	(4,489)	(4,308)

Net accumulation activity	(11)	(11)	(24,586)	(15,229)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(11)	(11)	(24,586)	(15,229)

Total increase (decrease) in net assets	8,318	7,403	110,521	95,685
Net assets at beginning of year	28,123	20,720	402,252	306,567

Net assets at end of year	$36,441	$28,123	$512,773	$402,252

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,552)	$(1,369)	$(538)	$(539)
Net realized gains (losses)	16,737	18,519	7,705	8,283
Net change in unrealized appreciation (depreciation)	31,642	14,837	7,871	4,315

Net increase (decrease) from operations	46,827	31,987	15,038	12,059

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(19,674)	(7,957)	(8,420)	(4,605)
Withdrawals, surrenders, annuitizations and contract charges	(62)	(1,093)	(4,756)	(3,827)

Net accumulation activity	(19,736)	(9,050)	(13,176)	(8,432)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(19,736)	(9,050)	(13,176)	(8,432)

Total increase (decrease) in net assets	27,091	22,937	1,862	3,627
Net assets at beginning of year	106,124	83,187	36,919	33,292

Net assets at end of year	$133,215	$106,124	$38,781	$36,919

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M06 Sub-Account		M33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$2,915	$2,864	$(85)	$(70)
Net realized gains (losses)	(482)	(98)	426	930
Net change in unrealized appreciation (depreciation)	5,827	8,641	1,064	1,393

Net increase (decrease) from operations	8,260	11,407	1,405	2,253

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,448	8,632	—	—
Withdrawals, surrenders, annuitizations and contract charges	(454)	(620)	(7)	(9)

Net accumulation activity	994	8,012	(7)	(9)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	994	8,012	(7)	(9)

Total increase (decrease) in net assets	9,254	19,419	1,398	2,244
Net assets at beginning of year	147,794	128,375	9,554	7,310

Net assets at end of year	$157,048	$147,794	$10,952	$9,554

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$1,809	$5,614	$191	$660
Net realized gains (losses)	4,000	(292)	764	59
Net change in unrealized appreciation (depreciation)	1,836	19,517	305	5,239

Net increase (decrease) from operations	7,645	24,839	1,260	5,958

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	105,020	—	—
Withdrawals, surrenders, annuitizations and contract charges	(14,821)	(15,677)	(9)	(9)

Net accumulation activity	(14,821)	89,343	(9)	(9)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(14,821)	89,343	(9)	(9)

Total increase (decrease) in net assets	(7,176)	114,182	1,251	5,949
Net assets at beginning of year	187,450	73,268	32,073	26,124

Net assets at end of year	$180,274	$187,450	$33,324	$32,073

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M83 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$439	$2,190	$105	$40
Net realized gains (losses)	27,367	22,436	2,135	2,788
Net change in unrealized appreciation (depreciation)	(21,361)	45,955	3,221	5,724

Net increase (decrease) from operations	6,445	70,581	5,461	8,552

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(9,837)	(1,956)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(28,093)	(6,791)	(25)	(16)

Net accumulation activity	(37,930)	(8,747)	(25)	(16)

Annuitization Activity:
Annuitizations	—	921	—	—
Annuity payments and contract charges	(95)	(436)	—	—
Adjustments to annuity reserves	(7,385)	460	—	—

Net annuitization activity	(7,480)	945	—	—

Net increase (decrease) from contract owner transactions	(45,410)	(7,802)	(25)	(16)

Total increase (decrease) in net assets	(38,965)	62,779	5,436	8,536
Net assets at beginning of year	320,385	257,606	39,771	31,235

Net assets at end of year	$281,420	$320,385	$45,207	$39,771

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MB7 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(24)	$(32)	$2,017	$2,176
Net realized gains (losses)	1,079	889	76	(342)
Net change in unrealized appreciation (depreciation)	233	1,736	4,135	4,740

Net increase (decrease) from operations	1,288	2,593	6,228	6,574

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1	(1)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(3,636)	(14)	(1,451)	(2,872)

Net accumulation activity	(3,635)	(15)	(1,451)	(2,872)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(7,320)	(7,211)
Adjustments to annuity reserves	—	—	664	494

Net annuitization activity	—	—	(6,656)	(6,717)

Net increase (decrease) from contract owner transactions	(3,635)	(15)	(8,107)	(9,589)

Total increase (decrease) in net assets	(2,347)	2,578	(1,879)	(3,015)
Net assets at beginning of year	12,229	9,651	126,078	129,093

Net assets at end of year	$9,882	$12,229	$124,199	$126,078

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$286	$384	$6,002	$7,682
Net realized gains (losses)	(342)	(42)	(3,647)	(1,019)
Net change in unrealized appreciation (depreciation)	1,365	1,126	1,303	13,940

Net increase (decrease) from operations	1,309	1,468	3,658	20,603

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	2	—	8,397	9,683
Withdrawals, surrenders, annuitizations and contract charges	(6,034)	(4)	(11,528)	(27,188)

Net accumulation activity	(6,032)	(4)	(3,131)	(17,505)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(6,032)	(4)	(3,131)	(17,505)

Total increase (decrease) in net assets	(4,723)	1,464	527	3,098
Net assets at beginning of year	32,692	31,228	160,904	157,806

Net assets at end of year	$27,969	$32,692	$161,431	$160,904

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MA3 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$393	$396	$(640)	$(537)
Net realized gains (losses)	(14)	(10)	11,622	5,897
Net change in unrealized appreciation (depreciation)	(41)	779	2,890	15,599

Net increase (decrease) from operations	338	1,165	13,872	20,959

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	—	—
Withdrawals, surrenders, annuitizations and contract charges	(6)	(5)	(9,268)	(1,344)

Net accumulation activity	(5)	(5)	(9,268)	(1,344)

Annuitization Activity:
Annuitizations	—	—	—	1,130
Annuity payments and contract charges	—	—	(134)	(119)
Adjustments to annuity reserves	—	—	8	(12)

Net annuitization activity	—	—	(126)	999

Net increase (decrease) from contract owner transactions	(5)	(5)	(9,394)	(345)

Total increase (decrease) in net assets	333	1,160	4,478	20,614
Net assets at beginning of year	10,327	9,167	75,901	55,287

Net assets at end of year	$10,660	$10,327	$80,379	$75,901

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MB8 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,311)	$(1,871)	$5,149	$3,998
Net realized gains (losses)	(15,626)	40,889	11,713	3,310
Net change in unrealized appreciation (depreciation)	17,383	17,046	(18,030)	30,479

Net increase (decrease) from operations	446	56,064	(1,168)	37,787

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(66,020)	(486)	7,280	1,428
Withdrawals, surrenders, annuitizations and contract charges	(4,472)	(9,915)	(17,423)	(4,351)

Net accumulation activity	(70,492)	(10,401)	(10,143)	(2,923)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(70,492)	(10,401)	(10,143)	(2,923)

Total increase (decrease) in net assets	(70,046)	45,663	(11,311)	34,864
Net assets at beginning of year	273,627	227,964	186,525	151,661

Net assets at end of year	$203,581	$273,627	$175,214	$186,525

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MG3 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(77)	$(61)	$908	$947
Net realized gains (losses)	375	2,682	(894)	(285)
Net change in unrealized appreciation (depreciation)	1,804	6,032	1,006	3,248

Net increase (decrease) from operations	2,102	8,653	1,020	3,910

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	907	(1,019)	2,851	2,157
Withdrawals, surrenders, annuitizations and contract charges	(2,545)	(2,529)	(3,696)	(3,769)

Net accumulation activity	(1,638)	(3,548)	(845)	(1,612)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,638)	(3,548)	(845)	(1,612)

Total increase (decrease) in net assets	464	5,105	175	2,298
Net assets at beginning of year	35,825	30,720	32,614	30,316

Net assets at end of year	$36,289	$35,825	$32,789	$32,614

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(70)	$19	$269	$690
Net realized gains (losses)	22	(20)	209	(332)
Net change in unrealized appreciation (depreciation)	3,690	2,307	1,948	2,615

Net increase (decrease) from operations	3,642	2,306	2,426	2,973

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1	3	2,556	4,186
Withdrawals, surrenders, annuitizations and contract charges	(5)	(5)	(4,414)	(4,486)

Net accumulation activity	(4)	(2)	(1,858)	(300)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(4)	(2)	(1,858)	(300)

Total increase (decrease) in net assets	3,638	2,304	568	2,673
Net assets at beginning of year	36,691	34,387	45,808	43,135

Net assets at end of year	$40,329	$36,691	$46,376	$45,808

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	R03 Sub-Account
	December 31,	December 31,
	2020	2019
Operations:
Net investment income (loss)	$—	$(53)
Net realized gains (losses)	—	1,561
Net change in unrealized appreciation (depreciation)	—	(651)

Net increase (decrease) from operations	—	857

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	1
Withdrawals, surrenders, annuitizations and contract charges	—	(6,378)

Net accumulation activity	—	(6,377)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	—	(6,377)

Total increase (decrease) in net assets	—	(5,520)
Net assets at beginning of year	—	5,520

Net assets at end of year	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2020

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”). The Variable Account was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity NY contracts and Futurity Accolade NY contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts that had name changes, merged, liquidated, or were closed during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2020. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments now determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2020 noting that, other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2020, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2020. There were no transfers between levels during the year ended December 31, 2020.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor prior to the Sale Transaction. These charges are reflected on the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2019, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2
Futurity NY contracts	1.25%	—
Futurity Accolade NY contracts	1.30%	1.45%

Distribution expense charge

As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts, as reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) of $30 is deducted from the participant’s account, reflected in the Statements of Changes in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity NY contracts and 8% of the purchase payments made under Futurity Accolade NY contracts. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Determined at issue, annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
A71	$3,980	$908
AM2	2,163	331
A19	669	134
A55	526	23,588
A51	2,858	475
F24	1,249	128,045
F99	5,130	10,322
F91	42	96
FE3	10,719	49,760
F56	374	954
G30	5,280	2,199
521	374	375
G33	6,157	9,819
G31	1,385	364
V15	6,093	8,198
A39	3,955	96,218
A21	11,250	13,680
J43	2,341	467
J32	1,744	365
MD8	141,430	146,034
M07	26,819	36,292
M35	17,613	132,677
M31	15,854	15,833
M80	2,122	465
MF1	32,831	31,613
M05	15,186	26,043
M42	6,567	16,571
M06	29,255	25,346
M33	452	161
M44	8,384	17,116
M40	1,481	496
M83	25,759	56,816
MB6	2,714	571
MB7	580	3,782
M96	3,817	10,571
MD2	743	6,489
MA6	35,103	32,232
MA3	547	159
MD6	6,943	10,355
MB8	37,678	95,536
MF6	19,341	20,344
MG3	4,974	5,324
PK8	6,944	6,881
P06	551	625
P07	11,269	12,427

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	—	1	(1)
A55	—	1,205	(1,205)
A51	—	1	(1)
F24	—	3,218	(3,218)
F99	—	276	(276)
FE3	111	1,119	(1,008)
F56	—	33	(33)
521	—	2	(2)
G33	710	858	(148)
V15	—	293	(293)
A39	—	4,126	(4,126)
A21	447	751	(304)
J32	—	1	(1)
MD8	62,938	63,177	(239)
M07	182	2,017	(1,835)
M35	8,402	17,793	(9,391)
M31	22	636	(614)
M80	—	1	(1)
MF1	62	827	(765)
M05	403	1,162	(759)
M42	1,633	2,198	(565)
M06	2,064	2,147	(83)
M44	—	1,136	(1,136)
M40	—	1	(1)
M83	598	2,506	(1,908)
MB6	—	1	(1)
MB7	—	119	(119)
M96	—	472	(472)
MD2	—	416	(416)
MA6	1,445	1,697	(252)
MD6	—	449	(449)
MB8	1,160	3,216	(2,056)
MF6	248	503	(255)
MG3	207	221	(14)
PK8	167	209	(42)
P06	—	1	(1)
P07	530	669	(139)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2019 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	—	1	(1)
A19	—	128	(128)
A55	53	67	(14)
F24	—	10	(10)
F99	8	411	(403)
FE3	61	158	(97)
F56	—	32	(32)
G30	—	28	(28)
521	21	26	(5)
G33	1,093	795	298
G31	—	53	(53)
V15	—	13	(13)
A39	—	21	(21)
A21	500	692	(192)
J43	—	12	(12)
L27	—	208	(208)
MD8	1,104	494	610
M07	1,100	16,043	(14,943)
M35	977	11,538	(10,561)
M31	—	239	(239)
MF1	30	639	(609)
M05	—	568	(568)
M42	—	539	(539)
M06	1,451	713	738
M44	8,690	1,255	7,435
M83	1,085	1,504	(419)
MB7	—	1	(1)
M96	—	570	(570)
MA6	817	1,629	(812)
MA3	—	1	(1)
MD6	65	83	(18)
MB8	843	1,160	(317)
MF6	73	162	(89)
MG3	6	162	(156)
PK8	67	117	(50)
P07	249	262	(13)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A71
	2020	2,426	$27.9067	to	$27.1184	$67,116	1.33%	1.45%	to	1.60%	0.98%	to	0.83%
	2019	2,427	27.6345	to	26.8944	66,515	1.03	1.45	to	1.60	21.82	to	21.64
	2018	2,428	22.6845	to	22.1101	54,648	0.75	1.45	to	1.60	(7.22)	to	(7.36)
	2017	2,429	24.4486	to	23.8656	58,953	1.29	1.45	to	1.60	16.88	to	16.71
	2016	2,851	20.9169	to	20.4488	59,085	0.86	1.45	to	1.60	9.46	to	9.29
AM2
	2020	788	34.1647	to	33.1996	26,702	1.14	1.45	to	1.60	27.72	to	27.53
	2019	788	26.7495	to	26.0331	20,920	0.28	1.45	to	1.60	25.39	to	25.20
	2018	788	21.3333	to	20.7931	16,695	0.41	1.45	to	1.60	(18.80)	to	(18.92)
	2017	789	26.2729	to	25.6463	20,579	0.74	1.45	to	1.60	32.69	to	32.49
	2016	1,335	19.8001	to	19.3569	26,203	—	1.45	to	1.60	(8.42)	to	(8.56)
A19
	2020	180	66.3570			11,921	—		1.45		51.41
	2019	180	43.8253	to	42.6515	7,880	—	1.45	to	1.60	34.04	to	33.84
	2018	308	32.6962	to	31.8682	9,976	—	1.45	to	1.60	(2.55)	to	(2.69)
	2017	129	32.7506			4,211	—		1.60		31.65
	2016	129	24.8769			3,205	—		1.60		4.52
A55
	2020	1,322	22.4613			29,689	1.33		1.40		13.29
	2019	2,527	19.8271			50,102	1.61		1.40		27.68
	2018	2,541	15.5283			39,453	1.67		1.40		(5.94)
	2017	2,560	16.5084			42,256	1.54		1.40		19.65
	2016	2,613	13.7973			36,046	1.80		1.40		8.72
A51
	2020	1,281	34.6879			44,450	1.11		1.40		64.84
	2019	1,282	21.0438			26,975	—		1.40		27.55
	2018	1,282	16.4986			21,149	—		1.40		0.03
	2017	1,283	16.4945			21,155	—		1.40		26.96
	2016	1,283	12.9921			16,672	—		1.40		4.77
F24
	2020	2,159	49.8928	to	48.4835	104,892	0.13	1.45	to	1.60	28.34	to	28.15
	2019	5,377	38.8743	to	37.8331	203,596	0.22	1.45	to	1.60	29.37	to	29.18
	2018	5,387	30.0479	to	29.2870	157,899	0.44	1.45	to	1.60	(8.00)	to	(8.14)
	2017	5,397	32.6607	to	31.8817	172,227	0.76	1.45	to	1.60	19.83	to	19.65
	2016	5,632	26.6454			150,054	0.98		1.60		6.01
F99
	2020	1,320	44.2399	to	42.9902	58,281	0.04	1.45	to	1.60	41.47	to	41.25
	2019	1,596	31.2723	to	30.4346	49,810	0.06	1.45	to	1.60	32.04	to	31.84
	2018	1,999	23.6845	to	23.0847	47,134	0.04	1.45	to	1.60	(1.88)	to	(2.03)
	2017	2,119	24.1388	to	23.5631	50,716	0.09	1.45	to	1.60	32.87	to	32.67
	2016	2,548	18.1673	to	17.7606	45,793	—	1.45	to	1.60	(0.91)	to	(1.06)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F91
	2020	289		$25.6974		$7,429	0.23%		1.45%			13.66%
	2019	289		22.6092		6,539	1.56		1.45			25.65
	2018	289		17.9931		5,206	1.34		1.45			(16.29)
	2017	289		21.4957		6,222	1.23		1.45			28.11
	2016	290		16.7790		4,859	1.27		1.45			(6.64)
FE3
	2020	1,553	52.0582	to	50.6352	80,555	2.22	1.45	to	1.60	5.30	to	5.14
	2019	2,561	49.4372	to	48.1583	125,190	0.32	1.45	to	1.60	15.68	to	15.51
	2018	2,658	42.7365	to	41.6934	112,410	2.01	1.45	to	1.60	(11.85)	to	(11.99)
	2017	3,068	48.4830	to	47.3711	147,072	1.07	1.45	to	1.60	12.92	to	12.75
	2016	3,200	42.9356	to	39.6815	135,722	0.61	1.45	to	1.60	3.65	to	3.49
F56
	2020	549		24.8224		13,627	3.00		1.45			4.26
	2019	582		23.8074		13,852	2.78		1.45			13.49
	2018	614		20.9781		12,887	1.99		1.45			(16.09)
	2017	649		25.0006		16,221	1.62		1.45			16.79
	2016	682		21.4066		14,600	2.04		1.45			8.03
G30
	2020	8,084		22.1583		179,117	1.45		1.40			2.54
	2019	8,084		21.6099		174,693	1.54		1.40			24.19
	2018	8,112		17.4012		141,155	1.31		1.40			(9.73)
	2017	8,311		19.2765		160,213	1.70		1.40			8.34
	2016	8,318		17.7923		147,995	2.25		1.40			10.04
521
	2020	793		34.2829		27,173	0.23		1.40			7.08
	2019	795		32.0169		25,452	0.50		1.40			23.12
	2018	800		26.0049		20,817	0.47		1.40			(9.89)
	2017	808		28.8599		23,325	0.36		1.40			10.03
	2016	1,374		26.2295		36,044	1.10		1.40			21.50
G33
	2020	6,515		11.4070		74,314	1.65		1.40			5.33
	2019	6,663		10.8297		72,157	2.57		1.40			16.81
	2018	6,365		9.2709		59,008	2.00		1.40			(17.45)
	2017	5,944		11.2302		66,748	1.83		1.40			24.86
	2016	6,874		8.9943		61,830	2.03		1.40			(4.07)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
G31
	2020	1,145		$25.8338		$29,576	0.90%		1.40%			15.92%
	2019	1,145		22.2865		25,520	1.30		1.40			23.48
	2018	1,198		18.0487		21,619	1.20		1.40			(7.50)
	2017	1,503		19.5118		29,333	1.42		1.40			22.36
	2016	1,856		15.9464		29,594	1.19		1.40			9.20
V15
	2020	2,912		33.6897		98,119	0.07		1.40			40.38
	2019	3,205		23.9986		76,904	—		1.40			34.87
	2018	3,218		17.7944		57,261	—		1.40			(4.96)
	2017	3,282		18.7239		61,445	0.08		1.40			25.59
	2016	3,282		14.9091		48,937	—		1.40			0.86
A39
	2020	988	18.2680	to	28.6747	18,047	0.41	1.40	to	1.60	12.27	to	12.03
	2019	5,114	16.2711	to	25.5958	121,680	0.96	1.40	to	1.60	27.18	to	26.91
	2018	5,135	12.7936	to	20.1690	96,118	0.89	1.40	to	1.60	(10.66)	to	(10.85)
	2017	5,468	14.3194	to	22.6236	112,561	1.05	1.40	to	1.60	11.62	to	11.37
	2016	5,741	12.8292	to	20.3134	104,528	1.10	1.40	to	1.60	8.74	to	8.50
A21
	2020	8,182	18.5192	to	32.4194	152,988	2.42	1.40	to	1.45	12.42	to	12.34
	2019	8,486	16.4740	to	28.8582	141,096	1.60	1.40	to	1.45	26.80	to	26.71
	2018	8,678	12.9926	to	22.7748	113,781	2.10	1.40	to	1.45	(16.16)	to	(16.21)
	2017	8,586	15.4965	to	27.1822	134,277	1.44	1.40	to	1.45	21.31	to	21.23
	2016	9,681	12.7746	to	22.4228	124,691	1.38	1.40	to	1.45	(1.83)	to	(1.90)
I76[5]
	2016	—		14.7259		—	—		1.60			5.44

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
J43	2020	1,013		$41.0345		$41,548	0.95%		1.40%			12.11%
	2019	1,013		36.6020		37,080	0.40		1.40			22.85
	2018	1,025		29.7930		30,527	0.37		1.40			(13.15)
	2017	1,033		34.3056		35,441	0.32		1.40			13.64
	2016	1,034		30.1882		31,206	0.56		1.40			18.56
J32
	2020	613		49.0468		30,090	0.76		1.40			23.53
	2019	614		39.7057		24,371	0.85		1.40			29.93
	2018	614		30.5586		18,762	0.81		1.40			(7.47)
	2017	614		33.0254		20,286	0.87		1.40			20.64
	2016	615		27.3741		16,823	0.98		1.40			9.41
L27[6]	2018	208		24.7944		5,149	1.53		1.45			(24.78)
MD8	2020	21,210	9.2405	to	9.0771	195,464	0.22	1.40	to	1.60	(1.17)	to	(1.38)
	2019	21,449	9.3499	to	9.2045	200,066	1.59	1.40	to	1.60	0.23	to	0.01
	2018	20,839	9.3284	to	9.2032	193,987	1.24	1.40	to	1.60	(0.15)	to	(0.36)
	2017	22,618	9.3422	to	9.2369	210,955	0.28	1.40	to	1.60	(1.09)	to	(1.30)
	2016	37,698	9.4448	to	9.3586	355,443	0.01	1.40	to	1.60	(1.37)	to	(1.59)
M07
	2020	32,570		16.0693		524,818	2.32		1.40			8.29
	2019	34,405		14.8390		510,709	2.31		1.40			18.72
	2018	49,348		12.4991		616,175	2.21		1.40			(6.92)
	2017	52,790		13.4290		707,550	2.43		1.40			10.75
	2016	63,496		12.1253		769,911	2.72		1.40			7.59
M35	2020	25,379	15.6992	to	15.5250	394,781	1.87	1.45	to	1.60	7.93	to	7.76
	2019	34,770	14.5462	to	14.4065	501,777	1.91	1.45	to	1.60	18.38	to	18.20
	2018	45,331	12.2879	to	12.1882	553,131	1.93	1.45	to	1.60	(7.24)	to	(7.38)
	2017	52,591	13.2473	to	13.1596	692,641	2.07	1.45	to	1.60	10.41	to	10.24
	2016	60,096	11.9986	to	11.9371	718,216	2.55	1.45	to	1.60	7.24	to	7.07
M31
	2020	10,301		26.8885		276,968	—		1.40			30.03
	2019	10,915		20.6787		225,712	—		1.40			36.24
	2018	11,154		15.1782		169,293	0.09		1.40			1.24
	2017	11,475		14.9920		172,033	0.10		1.40			29.59
	2016	12,337		11.5684		142,717	0.05		1.40			1.03
	M80
	2020	669		54.4402		36,441	—		1.45			29.63
	2019	670		41.9976		28,123	—		1.45			35.78
	2018	670		30.9298		20,720	—		1.45			0.92
	2017	670		30.6479		20,540	—		1.45			29.19
	2016	671		23.7227		15,906	—		1.45			0.70
MF1	2020	13,782	37.2928	to	36.6332	512,773	—	1.40	to	1.60	34.59	to	34.30
	2019	14,547	27.7087	to	27.2777	402,252	—	1.40	to	1.60	36.75	to	36.45
	2018	15,156	20.2630	to	19.9911	306,567	—	1.40	to	1.60	(0.17)	to	(0.39)
	2017	17,231	20.2981	to	20.0693	349,155	0.12	1.40	to	1.60	25.25	to	24.98
	2016	18,341	16.2065	to	16.0587	296,820	—	1.40	to	1.60	3.46	to	3.23

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M05
2020	5,197	$25.6346			$133,215	—%		1.40%		43.87%
2019	5,956	17.8183			106,124	—		1.40		39.74
2018	6,524	12.7508			83,187	—		1.40		(2.85)
2017	6,979	13.1243			91,590	—		1.40		24.91
2016	8,689	10.5070			91,297	—		1.40		7.55
M42
2020	1,546	25.1175	to	24.8760	38,781	—	1.45	to	1.60	43.47	to	43.26
2019	2,111	17.5069	to	17.3646	36,919	—	1.45	to	1.60	39.23	to	39.02
2018	2,650	12.5741	to	12.4906	33,292	—	1.45	to	1.60	(3.15)	to	(3.29)
2017	4,638	12.9829	to	12.9162	59,983	—	1.45	to	1.60	24.51	to	24.32
2016	5,336	10.4274	to	10.3894	55,505	—	1.45	to	1.60	7.22	to	7.06
M06
2020	13,059	12.0535	to	11.8403	157,048	3.51	1.40	to	1.60	6.96	to	6.73
2019	13,142	11.2687	to	11.0934	147,794	3.46	1.40	to	1.60	8.68	to	8.45
2018	12,404	10.3684	to	10.2292	128,375	3.18	1.40	to	1.60	(2.46)	to	(2.67)
2017	15,746	10.6300	to	10.5101	167,179	3.35	1.40	to	1.60	3.02	to	2.79
2016	16,324	10.3187	to	10.2245	168,279	3.69	1.40	to	1.60	2.80	to	2.57
M33
2020	414	26.4753			10,952	0.73		1.60		14.73
2019	414	23.0765			9,554	0.79		1.60		30.83
2018	414	17.6391			7,310	0.70		1.60		(5.90)
2017	415	18.7458			7,775	0.86		1.60		21.40
2016	961	15.4407			14,845	0.79		1.60		7.00
M44
2020	13,220	13.6365			180,274	2.50		1.40		4.43
2019	14,356	13.0576			187,450	5.35		1.40		23.34
2018	6,921	10.5867			73,268	1.11		1.40		(0.35)
2017	7,267	10.6234			77,196	4.38		1.40		13.25
2016	8,085	9.3805			75,843	3.55		1.40		9.93
M40
2020	2,518	13.2347			33,324	2.24		1.60			3.93
2019	2,519	12.7341			32,073	3.82		1.60		22.81
2018	2,519	10.4382	to	10.3689	26,124	0.71	1.45	to	1.60	(0.66)	to	(0.81)
2017	3,921	10.5073	to	10.4533	41,062	4.11	1.45	to	1.60	12.84	to	12.67
2016	6,063	9.3117	to	9.2777	56,325	3.70	1.45	to	1.60	9.62	to	9.46
M83
2020	12,624	22.3101	to	21.9154	281,420	1.58	1.40	to	1.60	2.04	to	1.82
2019	14,532	21.8641	to	21.5240	320,385	2.15	1.40	to	1.60	28.01	to	27.73
2018	14,951	17.0804	to	16.8511	257,606	1.56	1.40	to	1.60	(11.34)	to	(11.53)
2017	15,788	19.2643	to	19.0473	306,752	1.93	1.40	to	1.60	16.03	to	15.78
2016	16,992	16.6029	to	16.4515	284,128	2.09	1.40	to	1.60	12.51	to	12.26
MB6
2020	1,625	27.8257			45,207	1.66		1.40		13.74
2019	1,626	24.4641			39,771	1.50		1.40		27.39
2018	1,626	19.2042			31,235	1.32		1.40		(9.02)
2017	1,878	21.1087			39,651	1.53		1.40		19.10
2016	2,142	17.7235			37,958	1.32		1.40		6.95

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MB7
2020	306	$33.2711	to	$32.3314	$9,882	1.34%	1.45%	to	1.60%	13.39%	to	13.22%
2019	425	29.3418	to	28.5560	12,229	1.26	1.45	to	1.60	27.01	to	26.82
2018	426	23.1023	to	22.5175	9,651	1.15	1.45	to	1.60	(9.33)	to	(9.47)
2017	426	25.4796	to	24.8720	10,669	1.10	1.45	to	1.60	18.73	to	18.55
2016	570	21.4600	to	20.9798	12,094	1.16	1.45	to	1.60	6.61	to	6.44
M96
2020	6,671	18.5025			124,199	2.96		1.40		4.90
2019	7,143	17.6375			126,078	3.06		1.40		5.05
2018	7,713	16.7889			129,093	3.31		1.40		(0.93)
2017	8,824	16.9461			148,742	3.14		1.40		0.81
2016	9,634	16.8092			161,944	2.61		1.40		(0.35)
MD2
2020	1,926	14.8743	to	14.4542	27,969	2.59	1.45	to	1.60	4.58	to	4.42
2019	2,342	14.2235	to	13.8426	32,692	2.75	1.45	to	1.60	4.81	to	4.65
2018	2,342	13.5708	to	13.2272	31,228	3.01	1.45	to	1.60	(1.29)	to	(1.44)
2017	2,342	13.7480	to	13.4202	31,674	2.88	1.45	to	1.60	0.55	to	0.40
2016	2,315	13.6725	to	13.3665	31,165	2.43	1.45	to	1.60	(0.78)	to	(0.93)
MA6
2020	7,976	24.2369	to	13.3655	161,431	5.69	1.40	to	1.60	3.63	to	3.40
2019	8,228	23.3881	to	12.9255	160,904	6.00	1.40	to	1.60	13.22	to	12.98
2018	9,040	20.6571	to	11.4409	157,806	5.69	1.40	to	1.60	(4.43)	to	(4.63)
2017	10,828	21.6138	to	11.9969	190,928	5.03	1.40	to	1.60	5.22	to	4.99
2016	11,675	20.5421	to	11.4269	198,698	6.40	1.40	to	1.60	12.25	to	12.00
MA3
2020	434	24.8147	to	24.1139	10,660	5.42	1.45	to	1.60	3.33	to	3.17
2019	434	24.0154	to	23.3723	10,327	5.50	1.45	to	1.60	12.78	to	12.61
2018	435	21.2942	to	20.7550	9,167	5.41	1.45	to	1.60	(4.65)	to	(4.79)
2017	435	22.3324	to	21.7998	9,626	15.06	1.45	to	1.60	4.77	to	4.62
2016	1,100	21.3148	to	20.8378	23,123	4.14	1.45	to	1.60	12.00	to	11.83
MD6
2020	3,183	25.2574			80,379	0.46		1.40		20.83
2019	3,632	20.9037			75,901	0.59		1.40		38.02
2018	3,650	15.1456			55,287	0.58		1.40		(0.59)
2017	3,676	15.2359			56,011	0.65		1.40		26.66
2016	3,704	12.0293			44,558	0.51		1.40		4.61
MB3[7]
2018	—	23.3465			—	—		1.45		(0.89)
2017	793	23.5558			18,688	0.42		1.45		26.25
2016	794	18.6579			14,817	0.39		1.45		4.31
MB8
2020	6,045	33.0256	to	35.4896	203,581	0.78	1.40	to	1.60	0.82	to	0.60
2019	8,101	32.7584	to	35.2790	273,627	0.73	1.40	to	1.60	25.02	to	24.75
2018	8,418	26.2017	to	28.2790	227,964	0.87	1.40	to	1.60	(6.43)	to	(6.63)
2017	9,067	28.0015	to	30.2873	262,921	0.87	1.40	to	1.60	13.38	to	13.14
2016	9,558	24.6965	to	26.7707	244,303	1.09	1.40	to	1.60	19.24	to	18.97
MF6
2020	4,165	44.9158	to	33.9117	175,214	4.61	1.40	to	1.60	0.08	to	(0.14)
2019	4,420	44.8809	to	33.9590	186,525	3.70	1.40	to	1.60	25.12	to	24.85
2018	4,509	35.8702	to	27.1999	151,661	4.08	1.40	to	1.60	(4.38)	to	(4.59)
2017	5,387	37.5133	to	28.5078	188,781	4.19	1.40	to	1.60	11.77	to	11.53
2016	5,701	33.5630	to	25.5614	178,606	2.63	1.40	to	1.60	6.45	to	6.21
MG3
2020	1,429	25.4449	to	24.9551	36,289	1.24	1.45	to	1.60	2.36	to	2.21
2019	1,443	24.8581	to	24.4164	35,825	1.29	1.45	to	1.60	29.22	to	29.03
2018	1,599	19.2369	to	18.9234	30,720	0.91	1.45	to	1.60	(12.74)	to	(12.87)
2017	1,917	22.0452	to	21.7187	42,101	1.24	1.45	to	1.60	12.03	to	11.87
2016	1,996	19.6773	to	19.4151	39,097	0.83	1.45	to	1.60	14.30	to	14.12

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PK8
2020	925	$35.5852	to	$34.6124	$32,789	4.56%	1.45%	to	1.60%	5.15%	to	5.00%
2019	967	33.8408	to	32.9653	32,614	4.42	1.45	to	1.60	13.13	to	12.97
2018	1,017	29.9119	to	29.1818	30,316	4.11	1.45	to	1.60	(6.12)	to	(6.26)
2017	1,404	31.8622	to	31.1314	44,410	5.07	1.45	to	1.60	8.31	to	8.14
2016	1,465	29.4186	to	28.7871	42,671	5.27	1.45	to	1.60	11.70	to	11.53
P06
2020	2,332	17.2910			40,329	1.43		1.60		9.93
2019	2,333	15.7290			36,691	1.66		1.60		6.72
2018	2,333	14.7392			34,387	2.47		1.60		(3.77)
2017	2,333	15.3172			35,740	2.39		1.60		2.01
2016	2,676	15.0158			40,179	2.31		1.60		3.52
P07
2020	2,451	19.0448	to	18.5241	46,376	2.13	1.45	to	1.60	7.08	to	6.92
2019	2,590	17.7850	to	17.3248	45,808	3.01	1.45	to	1.60	6.80	to	6.64
2018	2,603	16.6523	to	16.2458	43,135	2.52	1.45	to	1.60	(1.98)	to	(2.13)
2017	3,517	16.9883	to	16.5986	59,275	2.02	1.45	to	1.60	3.40	to	3.25
2016	3,885	16.4291	to	16.0764	63,121	2.10	1.45	to	1.60	1.19	to	1.04
R03[8]
2019	—	41.8362			—	—		1.60		34.68
2018	178	31.0638			5,520	—		1.60		(3.38)
2017	178	32.1520			5,722	—		1.60		29.03
2016	178	24.9175			4,442	—		1.60		4.29

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.
[6]	The net assets in L27 were transferred out during 2014 and L27 remained with zero balance through 2017. Additionally, L27 merged into Sub-Account MD8 on July 31, 2019.
[7]

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

[8]	Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

Delaware Life Insurance Company of New York

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2020 and 2019 and for the Years Ended

December 31, 2020, 2019 and 2018

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

Report of Independent Auditors

To the Board of Directors of

    Delaware Life Insurance Company of New York

We have audited the accompanying statutory financial statements of Delaware Life Insurance Company of New York, which comprise the statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and changes in capital stock and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404 T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us 1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 28, 2021

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2020 AND 2019 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

	2020	2019
ADMITTED ASSETS
GENERAL ACCOUNT ASSETS
Bonds	$953,620	$1,008,367
Preferred stocks	16,177	16,458
Common stocks	4,340	4,756
Mortgage loans on real estate	45,742	49,629
Cash, cash equivalents and short-term investments	128,871	43,013
Contract loans	6,802	5,853
Other invested assets	2,795	2,638
Receivable for securities	1	5,006
Investment income due and accrued	8,760	9,246
Deferred premiums	31	33
Amounts recoverable from reinsurers	1,036	2,116
Other amounts receivable under reinsurance contracts	239	11
Net deferred tax asset	25,432	30,018
Receivable from parent, subsidiaries and affiliates	897	—
Other assets	991	1,005

Total general account assets	1,195,734	1,178,149
SEPARATE ACCOUNT ASSETS	1,048,129	1,072,780

TOTAL ADMITTED ASSETS	$2,243,863	$2,250,929

LIABILITIES, CAPITAL STOCK AND SURPLUS
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$531,794	$579,607
Liability for deposit-type contracts	19,746	17,052
Contract claims	1,269	1,732
Other amounts payable on reinsurance	3,814	2,543
Interest maintenance reserve	24,473	21,808
Commissions to agents due or accrued	340	352
General expenses due or accrued	2,232	2,048
Transfers from Separate Accounts due or accrued (net)	(41,739)	(34,801)
Taxes, licenses and fees due and accrued	4,391	5,808
Current federal and foreign income taxes	26,584	16,508
Remittances and items not allocated	76	717
Asset valuation reserve	11,811	10,153
Payable to parent and affiliates	—	818
Reinsurance in unauthorized and certified companies	915	1,019
Funds held under coinsurance	157,239	152,758
Payable for securities	1,203	571
Other liabilities	1,247	918

Total general account liabilities	745,395	779,611
SEPARATE ACCOUNT LIABILITIES	1,048,128	1,072,779

Total liabilities	1,793,523	1,852,390
CAPITAL STOCK AND SURPLUS:
Common capital stock, $350 par value – 6,001 shares authorized: 6,001 shares issued and outstanding	2,100	2,100
Gross paid in and contributed surplus	357,400	357,400
Unassigned funds	90,840	39,039

Total surplus	448,240	396,439

Total common capital stock and surplus	450,340	398,539

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$2,243,863	$2,250,929

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

	2020	2019	2018
INCOME:
Premiums and annuity considerations	$13,251	$12,357	$12,535
Considerations for supplementary contracts with life contingencies	5,981	10,600	9,144
Net investment income	44,078	47,702	42,491
Amortization of interest maintenance reserve	1,351	1,497	2,003
Commissions and expense allowances on reinsurance ceded	613	638	5,335
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	17,150	18,518	20,626
Other income	3,245	3,366	3,821

Total Income	85,669	94,678	95,955
BENEFITS AND EXPENSES:
Death benefits	109	—	57
Annuity benefits	38,521	51,234	52,958
Surrender benefits and withdrawals for life contracts	119,409	176,714	173,671
Interest and adjustments on contracts or deposit-type contract funds	1,337	1,321	1,078
Payments on supplementary contracts with life contingencies	7,148	5,541	4,359
Decrease in aggregate reserves for life and accident and health contracts	(47,813)	(44,699)	(14,469)

Total Benefits	118,711	190,111	217,654
Commissions on premiums and annuity considerations (direct business only)	3,873	4,294	4,724
General insurance expenses	6,812	9,883	11,554
Insurance taxes, licenses and fees, excluding federal income taxes	(1,229)	617	(898)
Net transfers from Separate Accounts net of reinsurance	(116,590)	(164,649)	(162,517)
Other deductions	6,771	6,865	6,598

Total Benefits and Expenses	18,348	47,121	77,115
Net gain from operations before federal income tax expense and net realized capital (losses) gains	67,321	47,557	18,840
Federal income tax expense, excluding tax on capital (losses) gains	9,089	12,611	3,261

Net gain from operations after federal income taxes and before net realized capital (losses) gains	58,232	34,946	15,579
Net realized capital (losses) gains less capital gains tax and transfers to the interest maintenance reserve	(288)	195	(386)

NET INCOME	$57,944	$35,141	$15,193

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

	2020	2019	2018
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$398,539	$366,354	$369,198
Net income	57,944	35,141	15,193
Change in net unrealized capital (losses) gains, net of deferred income tax	(1)	(487)	338
Change in net deferred income tax	(4,586)	2,697	1,555
Change in non-admitted assets	(2)	9	3
Change in liability for reinsurance in unauthorized and certified companies	104	(40)	(192)
Change in asset valuation reserve	(1,658)	(6,865)	5,189
Prior period adjustment net of tax	—	1,730	—
Change in surplus as a result of reinsurance	—	—	(4,618)
Dividends to stockholder	—	—	(20,312)

CAPITAL STOCK AND SURPLUS, END OF YEAR	$450,340	$398,539	$366,354

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

	2020	2019	2018
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$19,234	$22,960	$21,681
Net investment income	43,783	47,956	45,315
Miscellaneous income	21,008	22,522	25,164

Total receipts	84,025	93,438	92,160
Benefits and loss related payments	(164,863)	(233,412)	(226,403)
Net transfers from Separate Accounts	109,652	169,363	151,098
Commissions, expenses paid and aggregate write-ins for deductions	(17,404)	(21,495)	(23,671)
Federal and foreign income taxes (paid) recovered	—	(1,836)	—

Total payments	(72,615)	(87,380)	(98,976)

Net cash from operations	11,410	6,058	(6,816)

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured or repaid:
Bonds	200,456	90,045	361,890
Stocks	1,109	2,643	23,000
Mortgage loans	4,236	13,903	5,899
Miscellaneous proceeds	5,637	—	2,587

Total investment proceeds	211,438	106,591	393,376
Cost of investments acquired (long-term only):
Bonds	(140,387)	(101,147)	(378,609)
Stocks	(500)	—	(15,000)
Mortgage loans	—	(22,652)	(10,773)
Other invested assets	(83)	—
Miscellaneous applications	(223)	(9,722)	—

Total investments acquired	(141,193)	(133,521)	(404,382)
Net increase in contract loans and premium notes	(954)	(1,385)	(231)

Net cash from investments	69,291	(28,315)	(11,237)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Net deposits on deposit-type contracts and other liabilities	2,694	1,520	4,279
Dividends to stockholder	—	—	(20,312)
Other cash provided (applied)	2,463	1,495	(4,042)

Net cash from financing and miscellaneous sources	5,157	3,015	(20,075)

Net change in cash, cash equivalents and short-term investments	85,858	(19,242)	(38,128)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	43,013	62,255	100,383

End of year	$128,871	$43,013	$62,255

SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES

	2020	2019	2018
Exchanges of debt securities	$5,224	$10,823	$17,341
Transfer of preferred stocks to bonds	—	—	1,000
Transfer of bonds to other invested assets	—	747	—
Amortization of reinsurance gain	—	—	4,618
Prior period adjustment	—	2,190	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company of New York (the “Company”) is a stock life insurance company incorporated under the laws of the State of New York. The Company is a direct, wholly-owned subsidiary of Delaware Life Insurance Company (“DLIC”). DLIC is a direct, wholly-owned subsidiary of Group One Thousand One, LLC.

The Company’s business includes a variety of wealth accumulation and protection products, including individual fixed and variable annuities, individual and group life insurance, and group disability insurance. The Company has reinsured certain risks related to some of these products to former affiliated and non-affiliated reinsurers. The Company also sold group life and disability insurance, of which 100% of these risks have been reinsured.

BASIS OF PRESENTATION – ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services (the “Department”). The Department recognizes only statutory accounting principles prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of New York.

There was no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of New York as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a comprehensive basis of accounting principles other than accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences affecting the Company are as follows:

Statutory accounting principles do not recognize the following assets or liabilities, which are reflected under GAAP: deferred policy acquisition costs and unearned premium reserves. Deferred policy acquisition costs create a temporary tax difference as disclosed in Note 12. An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP. Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP. There are certain limitations on the admissibility of net deferred tax assets (“DTAs”) under statutory accounting principles. Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value. Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities, and changes in unrealized gains and losses on trading securities are recorded in net investment income. Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

Annuity considerations are recognized as revenue when received. Expenses incurred in connection with acquiring new insurance business, if any, including acquisition costs such as sales commissions, are charged to operations as incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, contract claims incurred but not reported, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, bonds, equity securities, and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per Statement of Statutory Accounting Principles (“SSAP”) No. 2R, Cash, Cash Equivalents, Drafts and Short Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are carried at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is an NAIC 6 per the model, further comparison based on fair value is required which, in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised, includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for OTTI adjustment is further described in Note 3.

Bonds not backed by other loans are stated at amortized cost, net of OTTI, using the scientific method.

Preferred Stocks and Common Stocks

Preferred stocks with an NAIC designation of 1 through 3 are stated at amortized cost. Those with NAIC designations of 4 through 6 are stated at the lower of cost or fair value. Common stocks are stated at fair value. OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date, which is the date that the Company funds the purchase or receives the proceeds from the sale. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statements of Operations using the effective interest rate method. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan was made. The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans, and these mortgage loans are placed in a non-accrual status when the collection of contractually-specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually-specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes the accrual of income. However, if the original terms of the contract have been changed, resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Invested Assets

Other invested assets (excluding investments accounted for under the equity method) include surplus debentures. Third-party pricing services are used to determine the fair value of surplus debentures.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies, accident and health insurance policies, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Accident and health insurance benefit reserves are developed by actuarial methods and are determined based on either published tables using specified statutory interest rates, mortality or morbidity assumptions, Company experience, and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the amounts required by law.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of the benefit payments. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DEPOSIT-TYPE CONTRACTS

Liabilities for investment-type contracts, such as supplementary contracts not involving life contingencies, are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and deferred tax liabilities (“DTLs”) is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts. Refer to Note 12 of the Company’s financial statements for further discussion of the Company’s income taxes.

SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life insurance and annuity contracts. The assets in these insulated Separate Accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in Aggregate Reserves for Life Contracts in the Company’s Statements of Admitted Assets, Liabilities, Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain annuity contracts that include an MVA feature associated with fixed rates, including the amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. Assets in the non-insulated Separate Accounts are carried at fair value. The assets of the non-insulated Separate Accounts are not legally insulated and can be used by the Company to satisfy General Account obligations.

Net investment income, capital gains and losses, and changes in invested asset values in the insulated variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to contracts for which funds are invested in variable Separate Accounts.

Certain activity from the variable Separate Accounts is reflected in the Company’s financial statements as follows:

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•

The activity related to guaranteed minimum death benefit, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, and guaranteed minimum withdrawal benefits, which is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statement of Operations.

•	Transfers from the variable Separate Accounts due and accrued.

•

The dividends received deduction (the “DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted changes to the Working Capital Finance Investments Program requirements in SSAP No. 105, Working Capital Finance Investments. The adoption of the revisions within SSAP No. 105 did not have a significant impact on the financial statements of the Company.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, and SSAP No. 3, Accounting Changes and Corrections of Errors, related to a grade-in approach of reporting changes in the reserve valuation basis as a result of Section 21 of the Valuation Manual (“VM-21”). The adoption of the new guidance did not have a significant impact on the financial statements of the Company.

Effective January 1, 2020, the Company adopted New York Insurance Regulation 213 (11 NYCRR 103) (“Regulation 213”), enacted by the Department to implement additional life insurance reserve requirements related to the principle-based reserving framework required by the NAIC. The adoption of the Regulation 213 requirements did not have a significant impact on the financial statements of the Company.

The Company did not have any substantive adoptions during 2019.

Effective January 1, 2018, the NAIC adopted changes to SSAP No. 100, Fair Value, to allow net asset value per share as a practical expedient to fair value, either when specifically named in a SSAP or when specific conditions exist. The Company elected to early adopt this guidance in its 2017 reporting. The adoption of the revisions within SSAP No. 100 did not have a significant impact on the financial statements of the Company.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

CORRECTIONS OF ERRORS

During 2019, the Company discovered an error related to the calculation of actuarial reserves. This error was corrected and recorded, net of tax, through surplus in the Statutory Statements of Changes in Capital Stock and Surplus in the amount of $1.7 million. The Company did not have any corrections of errors during 2020 or 2018.

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with affiliates and other related parties. Intercompany revenues and expenses recognized as a result of these transactions may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. The following is a summary of significant transactions with affiliates and other related parties.

Administrative Service Agreements and Other

The Company participates in the Group 1001 401(k) Savings Plan (the “401(k) Plan”) (formerly the Delaware Life Insurance Company 401(k) Savings Plan), which qualifies under Section 401(k) of the Internal Revenue Code and includes a retirement investment account feature (the “RIA”) that qualifies under Section 401(a) of the Internal Revenue Code. The plan name change was effective January 1, 2019 when the plan sponsorship was changed from DLIC to Group 1001 Resources, LLC (“GOTO Resources”). Expenses under the 401(k) Plan and the RIA are allocated by GOTO Resources (and formerly DLIC) to affiliates pursuant to intercompany service agreements. The allocated expenses to the Company for the years ended December 31, 2020, 2019 and 2018 were each $0.1 million.

The Company has a management services agreement with DLIC pursuant to which DLIC furnishes various investment, actuarial, and administrative services on a cost-reimbursement basis. Expenses incurred under this agreement amounted to approximately $4.8 million, $7.8 million and $9.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

On August 2, 2013, Group One Thousand One, LLC acquired all of the issued and outstanding shares of the Company’s parent, DLIC, from Sun Life Canada (U.S.) Holdings, Inc. (the “Sale Transaction”). In connection with the Sale Transaction, certain of the Company’s controlling persons agreed that the Company would comply with the filing and other requirements contained in Section 1505 of the New York Insurance Law with respect to any transaction subject to Section 1505(c) or (d) between (i) the Company and (ii) (a) Guggenheim Capital, LLC, or a subsidiary thereof, or (b) Sammons Enterprises, Inc., or a subsidiary thereof. The following are agreements that the Company has filed pursuant to the terms of this undertaking:

•

The Company has an investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. Expenses incurred under this agreement amounted to approximately $1.6 million $1.7 million and $1.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

•

The Company has a services agreement with Guggenheim Commercial Real Estate Finance, LLC (“GCREF”), whereby GCREF provides mortgage loan sourcing, origination and administration services to the Company. The servicing fees are netted from the debt service payments remitted by GCREF to the Company. The servicing fees incurred for the years ended December 31, 2020, 2019 and 2018 were $7.5 thousand, $7.5 thousand and $1.4 thousand, respectively.

At December 31, 2020 and 2019, the Company held non affiliated investments managed by GPIM as follows:

	December 31
(In Thousands)	2020	2019
Bonds	$10,154	$10,231
Common Stocks	4,340	4,756

Total Related Party	$14,494	$14,987

The Company has a principal underwriter’s agreement with Clarendon Insurance Agency, Inc. (“Clarendon”), an affiliate, whereby Clarendon serves as principal underwriter and distributor for variable insurance and annuity products issued by the Company. The Company did not incur any expenses under this agreement during 2020, 2019 and 2018.

The Company is party to a federal tax allocation agreement with DLIC as the common parent of an affiliated group of companies, of which the Company is a member. Refer to Note 12.

The Company had $0.9 million due from DLIC and other affiliates and $0.8 million due to DLIC and other affiliates as of December 31, 2020 and 2019, respectively, and $0.4 million included in general expenses due or accrued to other related parties as of December 31, 2020 and 2019 under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis.

In January 2020, the Company, as borrower, entered into a $50.0 million demand promissory note (the “Note”) with DLIC as lender. The Note superseded the parties’ $35.0 million promissory note dated May 19, 2017 (the “Old Note”). The Company’s borrowings under the Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points, with no commitment fees for any unused portion of the Note. Borrowings under the Old Note were subject to interest at LIBOR + 115 basis points, with a commitment fee of 48 basis points for any unused portion. The total commitment fees paid on the Old Note for the years ended December 31, 2019 and 2018 were approximately $161.4 thousand and $162.4 thousand, respectively. There was no amount outstanding under the Note as of December 31, 2020 or under the Old Note as of December 31, 2019.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

3.	BONDS AND PREFERRED STOCK

The statement value and fair value of the Company’s bonds and preferred stocks were as follows:

	December 31, 2020
(In Thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$15,205	$6,131	$—	$21,336
All Other Government	—	—	—	—
U.S. States, Territories and Possessions (Direct and Guaranteed)	4,481	1,067	—	5,548
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	108,268	11,700	(77)	119,891
Industrial and Miscellaneous (Unaffiliated)	765,432	94,557	(5,531)	854,458
Hybrid Securities	60,234	4,998	(1,976)	63,256

Total Bonds	$953,620	$118,453	$(7,584)	$1,064,489

Preferred Stocks	$16,177	$289	$—	$16,466

	December 31, 2019
		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$15,327	$2,827	$(1)	$18,153
All Other Government	—	—	—	—
U.S. States, Territories and Possessions (Direct and Guaranteed)	7,804	682	—	8,486
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	103,511	6,409	(16)	109,904
Industrial and Miscellaneous (Unaffiliated)	827,775	53,231	(4,509)	876,497
Hybrid Securities	53,950	2,757	(1,699)	55,008

Total Bonds	$1,008,367	$65,906	$(6,225)	$1,068,048

Preferred Stocks	$16,458	$168	$—	$16,626

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The statement value and estimated fair value by maturity date for bonds, other than ABS and MBS, are shown below. Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

	December 31, 2020
(In Thousands)	Statement Value	Estimated Fair Value
Due In One Year or Less	$10,373	$10,508
Due After One Year Through Five Years	159,674	169,985
Due After Five Years Through Ten Years	164,633	186,972
Due After Ten Years	397,380	466,466

Total Before Asset and Mortgage-Backed Securities	732,060	833,931
Asset and Mortgage-Backed Securities	221,560	230,559

Total	$953,620	$1,064,490

Proceeds from sales and maturities of investments in bonds and preferred stock during 2020, 2019 and 2018 were $206.5 million, $104.5 million and $403.2 million, respectively, including non-cash transactions of $5.2 million, $11.6 million and $18.3 million, respectively; gross gains were $6.7 million, $2.2 million and $7.3 million, respectively, and gross losses were $1.3 million, $0.4 million and $7.7 million, respectively.

Bonds included above with a statement value of approximately $0.4 million at each year ended December 31, 2020 and 2019 were on deposit with the Department as required by law.

Investment grade bonds were 96.7% and 98.5% of the Company’s total bonds as of December 31, 2020 and 2019, respectively.

The fair value of publicly-traded bonds is determined using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods. For privately-placed bonds, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows, and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

The fair value of the Company’s preferred stocks is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price preferred stocks for which the quoted market price is not available.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Other-Than-Temporary-Impairments

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the LBSS, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the bond, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Asset Valuation Committee composed of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Asset Valuation Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.    In making these evaluations, the Asset Valuation Committee exercises considerable judgment. Based on the committee’s evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

“Monitor List” - A security on this list is subject to a heightened level of monitoring because either the issue or the issuer or its industry, sector, geographic location, or political operating environment has been under stress.

“Watch List” - There is a preponderance of likelihood that either interest or principal will not be received according to the committee’s expectations and may result in an impairment or write-offs.

“Impaired List” - The Asset Valuation Committee has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statement of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is OTTI, the Company records a loss through an appropriate adjustment in carrying value. $0.7 million of OTTI was recognized based on an intent to sell aviation industry assets prior to year end or shortly afterwards. The Company did not incur write-downs of bonds during 2019 or 2018.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs.    All of these factors could impact management’s evaluation of securities for OTTI.

The gross unrealized losses and fair value of investments which have been deemed temporarily impaired, aggregated by investment category, number of securities, and length of time in an unrealized loss position, at December 31, 2020 were as follows:

(in thousands except # of securities)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	3	$9	$—	—	$—	$—	3	$9	$—
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	3	2,129	(73)	1	159	(4)	4	2,288	(77)
Industrial and Miscellaneous (Unaffiliated)	29	33,709	(1,344)	14	42,405	(4,187)	43	76,114	(5,531)
Hybrid Securities	2	2,249	(51)	3	22,092	(1,925)	5	24,341	(1,976)

Total Bonds	37	$38,096	$(1,468)	18	$64,656	$(6,116)	55	$102,752	$(7,584)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities, and length of time in an unrealized loss position, at December 31, 2019 were as follows:

(in thousands except # of securities)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$54	$(1)	—	$—	$—	5	$54	$(1)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	3	1,464	(13)	2	5,480	(3)	5	6,944	(16)
Industrial and Miscellaneous (Unaffiliated)	33	60,508	(389)	40	46,216	(4,120)	73	106,724	(4,509)
Hybrid Securities	—	—	—	3	23,254	(1,699)	3	23,254	(1,699)

Total Bonds	41	$62,026	$(403)	45	$74,950	$(5,822)	86	$136,976	$(6,225)

The Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $4.5 million and $4.6 million as of December 31, 2020 and 2019, respectively, which represented approximately 0.4% and 0.4% of the Company’s total invested assets as of December 31, 2020 and 2019, respectively.

The Company’s overall exposure to sub-prime mortgage risk as of December 31, 2020 and 2019 was as follows (in thousands):

2020
Type	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,454	$4,454	$4,646

	$4,454	$4,454	$4,646

2019
Type	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,641	$4,641	$4,794

	$4,641	$4,641	$4,794

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases, where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loan’s values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the statement value of the Company’s mortgage loan portfolio as of December 31, 2020 and 2019:

(In Thousands)	2020	2019
California	$8,071	$8,226
Florida	2,155	2,297
Georgia	3,795	3,822
Idaho	248	283
Illinois	10,223	10,000
Kansas	4,878	5,250
New York	9,638	9,783
North Carolina	6,783	8,240
South Carolina	—	1,649
Texas	55	183
General allowance for loan loss	(104)	(104)

Total Mortgage Loans on Real Estate	$45,742	$49,629

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2020 and 2019.

The Company originated no new mortgage loans during the year ended December 31, 2020. The Company originated three mortgage loans and made two additional investments after acquisition with a total cost of $22.6 million during the year ended December 31, 2019 with rates ranging from 5.2% to 6.04% and originated five mortgage loans and one additional investment after acquisition with a total cost of $10.8 million during the year ended December 2018 with rates ranging from 6.25% to 11.00%.

During the years ended December 31, 2020, 2019 and 2018, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss for the years ended December 31, 2020 and 2019. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $0.1 million at December 31, 2020 and 2019. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2020 and 2019, the Company individually and collectively evaluated loans with a gross carrying value of $45.8 million and $49.7 million, respectively.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2020 or 2019.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

Other information is as follows:

		Residential		Commercial
(In Thousands)	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
As of December 31, 2020
Recorded Investment
Current	$—	$—	$—	$—	$45,846	$—	$45,846
As of December 31, 2019
Recorded Investment
Current	$—	$—	$—	$—	$49,733	$—	$49,733

The Company did not have any mortgages accruing interest more than 90 days past due or interest reduced during 2020 or 2019 and the Company had no investments in impaired loans during 2020 or 2019.

Allowance for credit losses was as follows:

(In Thousands)	2020	2019
Balance at beginning of period	$104	$104
Recoveries of amounts previously charged off	—	—

Balance at end of period	$104	$104

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following table provides an aging of past due mortgage loans on real estate as of December 31, 2020 and 2019, based on the recorded investment net of allowances for credit losses:

(In Thousands)	2020	2019
Current	$45,846	$49,733
Total Allowance for Loan Loss	(104)	(104)

Total Mortgage Loans on Real Estate	$45,742	$49,629

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and loan to value ratio (‘LTV”). The following table shows the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2020 and 2019.

		2020
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$7,169	$—	$—	$7,169
60%-69.99%	18,023	15,776	4,878	38,677
70%-79.99%	—	—	—	—
80% or greater	—	—	—	—

Total	$25,192	$15,776	$4,878	$45,846

		2019
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$7,580	$12,134	$183	$19,897
60%-69.99%	23,049	6,787	—	29,836
70%-79.99%	—	—	—	—
80% or greater	—	—	—	—

Total	$30,629	$18,921	$183	$49,733

5.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, and mortgages, which relate to changes in levels of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from sales of all other investments are reported, net of tax, in the Company’s Statements of Operations but are not included in the computation of net gain from operations.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Changes in unrealized gains and losses from investments carried at fair value are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Realized Gains (Losses):
Bonds	$4,702	$1,758	$(344)
Preferred Stocks	—	3	—
Mortgage Loans on Real Estate	—	(31)	—

Gross Realized (Losses) Gains	4,702	1,730	(344)
Capital Gains Tax (Benefit) Expense	987	364	191

Net Realized (Losses) Gains	3,715	1,366	(535)
Losses (Gains) Transferred to IMR (Net of Taxes)	(4,003)	(1,171)	149

Total	$(288)	$195	$(386)

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Changes in Net Unrealized Capital Gains (Losses),
Bonds	$—	$—	$11
Common Stocks	(1)	(487)	329

Subtotal	(1)	(487)	340
Deferred Capital Gains Tax	—	—	2

Total	$(1)	$(487)	$338

In 2016, the Company implemented a public bond trading strategy which resulted in the increase in investment cash flows from both sales and acquisitions of bonds. Included in the investment cash flows are proceeds from sales of bonds to related parties totaling $42.4 million for the year ended December 31, 2018. Net realized gains before taxes and transfers to the IMR associated with the related-party sales totaled $2.2 million for the year ended December 31, 2018. The public bond strategy was discontinued and no such transactions occurred during 2020 or 2019.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

6.	NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Bonds	$42,136	$44,331	$41,036
Preferred Stocks	1,138	1,302	639
Common Stocks (unaffiliated)	132	534	69
Mortgage Loans on Real Estate	2,686	3,019	2,383
Contract Loans	263	207	186
Cash, Cash Equivalents and Short-term Investments	229	1,255	1,228
Other Investment Income	515	276	121

Gross Investment Income	47,099	50,924	45,662
Investment Expenses	(3,021)	(3,222)	(3,171)

Net Investment Income	$44,078	$47,702	$42,491

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of income is uncertain. The Company did not exclude any investment income due and accrued from surplus for the years ended December 31, 2020, 2019 and 2018.

7.	REINSURANCE

The Company participates in reinsurance with other insurance companies under a yearly renewable term or coinsurance basis to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely.

Under one reinsurance agreement, certain of the Company’s universal life insurance policies were reinsured on a coinsurance and funds held coinsurance basis. The Company had liabilities for the funds held under this treaty of $157.2 million and $152.8 million at December 31, 2020 and 2019, respectively. Pursuant to another reinsurance agreement, the Company ceded 100% of the liabilities under its group insurance policies on an indemnity coinsurance basis. In 2013, the Company recorded a deferred gain in surplus related to the group insurance treaty of which the remaining $4.6 million was amortized during 2018.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The effects of reinsurance on premiums and benefits were as follows:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Premiums and Annuity Considerations:
Direct	$30,752	$28,702	$30,130
Ceded	(17,501)	(16,345)	(17,595)

Net Premiums and Annuity Considerations	$13,251	$12,357	$12,535

Insurance and Other Individual Policy Benefits and Claims:
Direct	$62,221	$85,018	$70,084
Ceded	(16,443)	(28,243)	(12,709)

Net Policy Benefits and Claims	$45,778	$56,775	$57,375

8.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2020 and 2019, the Company had $1,352.0 million and $1,400.1 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of New York. Reserves to cover the above insurance as of December 31, 2020 and 2019 totaled $43.5 million and $44.9 million, respectively.

The Tabular Interest, Tabular Less Actual Reserves Released, and the Tabular Cost have all been determined by formula, as described in the NAIC instructions. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits. Other than normal updates of reserves, the only significant reserve changes as of December 31, 2020 and 2019 were the changes in additional reserves held due to asset adequacy analysis testing. Direct asset adequacy reserves in the General Account were $103.6 million and $126.4 million at December 31, 2020 and 2019. Net asset adequacy reserves were $82.6 million and $108.4 million at December 31, 2020 and 2019. Asset adequacy reserves in the non-insulated Separate Accounts were $21.0 million at December 31, 2020 and 2019.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The details for other changes in reserves for the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands):

				2020

Item	Total	Industrial Life	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Credit Life Group and Individual	Group Life Insurance	Group Annuities
Reg 213 & Asset/Liability analysis	$(25,787)	$—	$—	$(25,787)	$—	$—	$—	$—

Total —increase (decrease)	$(25,787)	$—	$—	$(25,787)	$—	$—	$—	$—

				2019

Item	Total	Industrial Life	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Credit Life Group and Individual	Group Life Insurance	Group Annuities
Asset/Liability analysis	$2,300	$—	$—	$2,300	$—	$—	$—	$—

Total —increase (decrease)	$2,300	$—	$—	$2,300	$—	$—	$—	$—

				2018

Item	Total	Industrial Life	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Credit Life Group and Individual	Group Life Insurance	Group Annuities
Asset/Liability analysis	$13,300	$—	$—	$11,300	$2,000	$—	$—	$—

Total —increase (decrease)	$13,300	$—	$—	$11,300	$2,000	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

9.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

December 31, 2020

A. INDIVIDUAL ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$291,208	$—	$291,208	20.582%
b At Book Value Less Current Surrender Charge of 5% or More	3,520	—	—	3,520	24.9%
c At Fair Value	—	—	682,576	682,576	48.243%

d Total With Adjustment or at Market Value	3,520	291,208	682,576	977,304	69.074%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	403,534	—	—	403,534	28.521%
2 Not Subject to Discretionary Withdrawal	30,225	—	3,800	34,025	2.405%

3 Total (Gross: Direct and Assumed)	437,279	291,208	686,376	1,414,863	100.00%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	437,279	291,208	686,376	1,414,863

6 Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$542	$—	$—	$542

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

B. DEPOSIT-TYPE CONTRACTS

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$—	$—	$—	—%
b At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c At Fair Value	—	—	916	916	4.432%

d Total With Adjustment or at Market Value	—	—	916	916	4.432%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	—	—	—	—	—%
2 Not Subject to Discretionary Withdrawal	19,746	—	—	19,746	95.568%

3 Total (Gross: Direct and Assumed)	19,746	—	916	20,662	100.000%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$19,746	$—	$916	$20,662
6 Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

December 31, 2019

A. INDIVIDUAL ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2019	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$298,964	$—	$298,964	20.397%
b At Book Value Less Current Surrender Charge of 5% or More	5,307	—	—	5,307	0.362%
c At Fair Value	—	—	707,486	707,486	48.269%

d Total With Adjustment or at Market Value	5,307	298,964	707,486	1,011,757	69.028%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	420,811	—	—	420,811	28.710%
2 Not Subject to Discretionary Withdrawal	30,119	—	3,036	33,155	2.262%

3 Total (Gross: Direct and Assumed)	456,237	298,964	710,522	1,465,723	100.000%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$456,237	$298,964	$710,522	$1,465,723

6 Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$4,419	$—	$—	$4,419

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

B. DEPOSIT-TYPE CONTRACTS

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2019	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$—	$—	$—	—%
b At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c At Fair Value	—	—	1,152	1,152	6.327%

d Total With Adjustment or at Market Value	—	—	1,152	1,152	6.327%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	—	—	—	—	—%
2 Not Subject to Discretionary Withdrawal	17,052	—	—	17,052	93.673%

3 Total (Gross: Direct and Assumed)	17,052	—	1,152	18,204	100.00%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$17,052	$—	$1,152	$18,204

6 Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

10.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life insurance and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life contracts” in the Company’s Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the non-insulated Separate Account are carried at fair value. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statement of Operations for the General Account.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Variable Life

•	Variable Annuity

•	MVA Annuity

A majority of the variable Separate Account assets are legally insulated from the Company’s General Account, whereas the non-insulated Separate Account assets are not legally insulated. The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 4240 of the New York Insurance Laws.

The Company maintained Separate Account assets totaling $1,048.1 million and $1,072.8 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the Company’s Separate Account statements included legally insulated assets of $701.9 million and $726.3 million, respectively.

The assets legally insulated and not legally insulated from the General Account as of December 31, 2020 were attributable to the following products:

Products (In Thousands)	Legally Insulated Assets	Not-Legally Insulated Assets	Total
Variable Life	$6,943	$—	$6,943
Variable Annuity	694,991	—	694,991
MVA Annuity	—	346,195	346,195

Total	$701,934	$346,195	$1,048,129

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statement of Operations for the General Account as a component of “Net transfers from Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed Separate Accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with Separate Account guarantees, risk charges of $6.1 million, $6.4 million, and $6.9 million were received by the General Account from the Separate Accounts during the years ended December 31, 2020, 2019 and 2018, respectively.

The Company’s General Account paid expenses for Separate Account guarantees of $206.7 thousand, $390.9 thousand and $200.3 thousand for each of the years ended December 31, 2020, 2019 and 2018 respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

An analysis of the Separate Account reserves as of December 31, 2020 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits for Year Ended 12/31/2020	$4,560	$5,427	$9,987
Reserves at 12/31/2020
For Accounts With Assets at:
Fair Value	312,208	694,181	1,006,389
Amortized Cost	—	—	—

Total Reserves	$312,208	$694,181	$1,006,389

By Withdrawal Characteristics:
With Market Value Adjustment	$312,208	$—	$312,208
At Fair Value	—	690,382	690,382

Subtotal	312,208	690,382	1,002,590
Not Subject to Discretionary Withdrawal	—	3,799	3,799

Total	$312,208	$694,181	$1,006,389

An analysis of the Separate Account reserves as of December 31, 2019 is as follows:

(In Thousands)	Nonindexed Guarantee Less Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits for Year Ended 12/31/2019	$2,299	$5,159	$7,458
Reserves at 12/31/2019
For Accounts With Assets at:
Fair Value	319,964	718,000	1,037,964
Amortized Cost	—	—	—

Total Reserves	$319,964	$718,000	$1,037,964

By Withdrawal Characteristics:
With Market Value Adjustment	$319,964	$—	$319,964
At Fair Value	—	714,964	714,964

Subtotal	319,964	714,964	1,034,928
Not Subject to Discretionary Withdrawal	—	3,036	3,036

Total	$319,964	$718,000	$1,037,964

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Below is the reconciliation of “Net transfers (from) Separate Accounts net of reinsurance” in the Statement of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Transfers to Separate Accounts	$9,987	$7,458	$7,278
Transfers (from) Separate Accounts	(126,577)	(172,107)	(169,795)

Net Transfers (from) Separate Accounts	(116,590)	(164,649)	(162,517)

Transfers (from) Separate Accounts net of reinsurance in the Statement of Operations	$(116,590)	$(164,649)	$(162,517)

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are categorized as follows:

Level 1

•	Valuation inputs are unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents, short term investments, U.S. Treasury and agency securities and investments in publicly-traded mutual funds with quoted market prices.

Level 2

•	Valuation is based upon quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in non-active markets,

•	Inputs other than quoted market prices that are observable, and

•	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith and credit of the U.S. government, municipal bonds, structured notes and certain ABS (including collateralized debt obligations, RMBS, and CMBS), certain corporate debt, preferred stock and certain private equity investments.

Level 3

•	Valuation utilizes techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

These valuations reflect management’s opinions regarding the assumptions a market participant would use in pricing the asset or liability. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS and CMBS, certain commercial mortgages, certain corporate debt, certain private equity investments, and certain mutual fund holdings.

There were no significant changes made in valuation techniques during 2020 or 2019. The Company had no liabilities classified by these levels as of December 31, 2020 and 2019. The fair value of the Company’s assets classified by these levels as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31, 2020
Description	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at Fair Value:
Common Stock - Unaffiliated (a)
Industrial and Miscellaneous	$—	$—	$4,340	$—	$4,340
Separate Accounts Assets (b) (c)	728,264	296,006	13,398	8,519	1,046,187

Total Assets at Fair Value	$728,264	$296,006	$17,738	$8,519	$1,050,527

	December 31, 2019
Description	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value:
Common Stock - Unaffiliated (a)
Industrial and Miscellaneous	$—	$—	$4,756	$—	$4,756
Separate Accounts Assets (b) (c)	742,961	293,745	25,880	7,782	1,070,368

Total Assets at Fair Value	$742,961	$293,745	$30,636	$7,782	$1,075,124

(a)	Common stocks are carried at fair value.
(b)

Separate Account assets include invested assets carried at fair value, but exclude approximately $1.9 million and $2.4 million of investment income and receivables due at December 31, 2020 and 2019, respectively, which are included in Separate Account Assets in the Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(c)

Includes assets with a fair value of $8.5 million and $7.8 million at December 31, 2020 and 2019, respectively, in hedge funds, private equities and other alternative investments for which fair value is measured at Net Asset Value (“NAV”) using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2020 and 2019, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2020 and 2019. The following is a reconciliation of the beginning and ending balances for assets which were categorized as Level 3 for the years ended December 31, 2020 and 2019 (in thousands):

2020	Beginning Balance at 01/01/2020	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Sales	Settlements	Ending Balance at 12/31/2020
Assets
Common Stock—Unaffiliated Industrial and Miscellaneous	$4,756	$—	$—	$—	$(104)	$—	$(312)	$—	$4,340
Separate Accounts Assets	25,880	—	(1,560)	299	(403)	—	(8,298)	(2,520)	13,398

Total Assets	$30,636	$—	$(1,560)	$299	$(507)	$—	$(8,610)	$(2,520)	$17,738

2019	Beginning Balance at 01/01/2019	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Sales	Settlements	Ending Balance at 12/31/2019
Assets
Common Stock—Unaffiliated Industrial and Miscellaneous	$5,243	$—	$—	$—	$(487)	$—	$—	$—	$4,756
Separate Accounts assets	58,300	1,503	(12,050)	165	(264)	2,000	(21,612)	(2,162)	25,880

Total assets	$63,543	$1,503	$(12,050)	$165	$(751)	$2,000	$(21,612)	$(2,162)	$30,636

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The tables below present the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31:

2020	Valuation Techniques	Significant Unobservable Inputs	Fair Value (in Thousands)	Range	Weighted Average
Assets:
Common Stock	Matrix Pricing	Spreads	$4,340	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	3,365	52-109	100
	Market Pricing	Quoted Prices	5,292	34-112	79

Total Assets			$12,997

2019	Valuation Techniques	Significant Unobservable Inputs	Fair Value (in Thousands)	Range	Weighted Average
Assets:
Common Stock	Matrix Pricing	Spreads	$4,756	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	10,898	33-113	91
	Market Pricing	Quoted Prices	1,809	98-101	101

Total Assets			$17,463

The following table presents estimated fair values and the carrying amounts of the Company’s financial instruments as of December 31, 2020:

(In Thousands) Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$128,871	$128,871	$128,871	$—	$—	$—	$—
Bonds	1,064,490	953,620	19,143	978,166	67,181	—	—
Preferred Stocks	16,466	16,177	—	2,789	13,677	—	—
Common Stocks	4,340	4,340	—	—	4,340	—	—
Mortgage Loans on Real Estate	44,701	45,742	—	—	44,701	—	—
Contract Loans	8,927	6,802	—	—	8,927	—	—
Other Invested Assets	3,322	2,795	—	3,153	—	169	—
Separate Account Assets	1,046,187	1,046,187	728,264	296,006	13,398	8,519	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(21,624)	(19,746)	—	—	(21,624)	—	—
Separate Account Liabilities	(916)	(916)	—	—	(916)	—	—

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following table presents estimated fair values and the carrying amounts of the Company’s financial instruments as of December 31, 2019:

(In Thousands) Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$43,013	$43,013	$43,013	$—	$—	$—	$—
Bonds	1,068,048	1,008,367	15,473	1,007,166	45,409	—	—
Preferred Stocks	16,626	16,458	—	2,168	14,458	—	—
Common Stock	4,756	4,756	—	—	4,756	—	—
Mortgage Loans on Real Estate	50,814	49,629	—	—	50,814	—	—
Contract Loans	6,867	5,853	—	—	6,867	—	—
Other invested assets	2,928	2,638	—	2,928	—	—	—
Separate Account Assets	1,070,368	1,070,368	742,961	293,745	25,880	7,782	—
Contract Holder Deposit Funds and Other Policyholder Liabilities	(17,925)	(17,052)	—	—	(17,925)	—	—
Separate Account Liabilities	(1,152)	(1,152)	—	—	(1,152)	—	—

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments - The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models. Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows, and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Equity Securities - The fair value of the Company’s equity securities is first based on quoted market prices. Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other Invested Assets - Other invested assets (excluding investments accounted for under the equity method) include surplus debentures. The fair value of surplus debenture uses third-party pricing services.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined with the same methodology described in Note 10. The difference between Separate Account assets and liabilities reflected above and the total recognized in the Statement of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are considered non-financial instruments.

Contract holder deposit funds - The fair value of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

12.	FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that the DTAs will be realized. Therefore, the Company has not recorded a valuation allowance as of December 31, 2020 and December 31, 2019.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The components of the Company’s DTAs and DTLs as of December 31, 2020 and 2019 were as follows:

(In Thousands)	December 31, 2020			December 31, 2019			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$26,714	$1,667	$28,381	$30,881	$2,666	$33,547	$(4,167)	$(999)	$(5,166)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	26,714	1,667	28,381	30,881	2,666	33,547	(4,167)	(999)	(5,166)
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	26,714	1,667	28,381	30,881	2,666	33,547	(4,167)	(999)	(5,166)
Deferred Tax Liabilities	2,946	3	2,949	3,526	3	3,529	(580)	—	(580)

Net Admitted Deferred Tax Assets /(Net Deferred Tax Liabilities)	$23,768	$1,664	$25,432	$27,355	$2,663	$30,018	$(3,587)	$(999)	$(4,586)

The following table provides component amounts of the Company’s calculation by tax character of paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2020			December 31, 2019			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$1,570	$1,570	$—	$1,077	$1,077	$—	$493	$493
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From (a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	23,768	97	23,865	27,393	1,589	28,982	(3,625)	(1,492)	(5,117)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	23,768	97	23,865	27,393	1,589	28,982	(3,625)	(1,492)	(5,117)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	63,736	XXX	XXX	55,278	XXX	XXX	8,458
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From (a) and (b) above) Offset by Gross Deferred Tax Liabilities.	2,946	—	2,946	3,488	—	3,488	(542)	—	(542)

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a) + (b) + (c)	$26,714	$1,667	$28,381	$30,881	$2,666	$33,547	$(4,167)	$(999)	$(5,166)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	3295%	3356%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (in thousands)	$424,908	$368,521

The following table provides the impact of tax-planning strategies on adjusted gross and net admitted DTA’s, as used in the Company’s SSAP No. 101 calculation:

	December 31, 2020		December 31, 2019		Change
(In Thousands) Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Determination of Adjusted Gross DTAs and Net Admitted DTAs, by Tax Character as a Percentage
Adjusted Gross DTAs	$26,714	$1,667	$30,881	$2,666	$(4,167)	$(999)
Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$26,714	$1,667	$30,881	$2,666	$(4,167)	$(999)
Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Because of the Impact of Tax Planning Strategies	56.30%	0.00%	44.59%	0.00%	11.71%	0.00%

The Company’s tax planning strategies include the use of reinsurance.

The Company has no temporary differences for which a DTL has not been established.

The following tables provide the Company’s main components of income taxes incurred and DTAs and DTLs.

(In Thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Current Income Tax
Federal Income Tax Expense on Operations	$9,089	$12,611	$3,261
Federal Income Tax Expense on Net Capital Gains	987	364	191

Current Income Tax Expense	$10,076	$12,975	$3,452

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The main components of DTAs and DTLs as of December 31, 2020 and 2019 were as follows:

(In Thousands)	December 31, 2020	December 31, 2019	Change
Deferred Tax Assets:
Ordinary:
Policyholder Reserves	$25,104	$29,257	$(4,153)
Deferred Acquisition Costs	1,151	853	$298
Receivables	458	720	$(262)
Other (Including Items <5% of Total Ordinary Tax Assets)	1	51	$(50)

Subtotal	$26,714	$30,881	$(4,167)
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$26,714	$30,881	$(4,167)

Capital:
Investments	$1,667	$2,666	$(999)
Net Capital Loss Carryforward	—	—	—

Subtotal	$1,667	$2,666	$(999)
Nonadmitted	—	—	—
Admitted Capital Deferred Tax Assets	1,667	2,666	(999)

Admitted Deferred Tax Assets	$28,381	$33,547	$(5,166)

Deferred Tax Liabilities:
Ordinary:
Investments	$1,948	$1,948	$—
Policyholder Reserves	998	1,575	(577)
Deferred and Uncollected Premiums	3	3	—

Subtotal	$2,949	$3,526	$(577)

Capital:
Other	$—	$3	$(3)

Subtotal	—	3	(3)

Deferred Tax Liabilities:	$2,949	$3,529	$(580)

Net Admitted Deferred Tax Assets / (Deferred Tax Liabilities)	$25,432	$30,018	$(4,586)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The change in net deferred income taxes is comprised of the following:

(In Thousands) Description	December 31, 2020	December 31, 2019	Change
Total Deferred Tax Assets	$28,381	$33,547	$(5,166)
Total Deferred Tax Liabilities	2,949	3,529	(580)

Net Deferred Tax Assets	$25,432	$30,018	$(4,586)
Tax Effect of Unrealized Gains/Losses			—

Change in Net Deferred Income Tax			$(4,586)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before federal income taxes. The significant items causing this difference at December 31, 2020, 2019 and 2018 were as follows:

(In Thousands)	December 31, 2020			December 31, 2019			December 31, 2018
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Income Before Taxes	$67,321	$14,137	19.6%	$47,557	$9,987	20.3%	$18,840	$3,956	21.4%
Pre-tax Capital Gains - Pre IMR	4,702	987	1.4%	1,730	363	0.7%	(344)	(72)	(0.4)%
Investment Related	(1,438)	(302)	(0.4)%	—	—	—	—	—	—
Dividends Received Deduction	—	—	—%	—	(209)	(0.4)%	—	(450)	(2.4)%
Amortization of IMR	—	—	—%	—	(474)	(1.0)%	—	(537)	(2.9)%
Change in Non-admitted Assets	(3)	(1)	—%	—	2	—	—	1	—
Prior Year Over/Under Accrual	—	—	—%	—	225	0.5%	—	26	0.1%
Exhibit 5a adjustment	—	—	—%	—	384	0.7%	—	—	—%
Reinsurance gain	—	—	—%	—	—	—%	—	(970)	(5.2)%
Miscellaneous	(761)	(159)	(0.2)%	—	—	—%	—	(57)	(0.3)%

Total Statutory Income Taxes		$14,662	20.4%		$10,278	20.8%		$1,897	10.3%

Federal and Foreign Income Taxes Incurred		$10,076	14.0%		$12,975	26.3%		$3,452	18.7%
Change in Net Deferred Income Taxes		4,586	6.4%		(2,697)	(5.5)%		(1,555)	(8.4)%

Total Statutory Income Taxes		$14,662	20.4%		$10,278	20.8%		$1,897	10.3%

At December 31, 2020 and 2019, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards. The Company had no minimum tax credit carryforwards at December 31, 2019.

At December 31, 2020, the following were capital gain income tax expenses incurred that will be available for recoupment in the event of future net capital losses (gains) (in thousands):

Year	Amount
2020	$987
2019	$363
2018	$220

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

Tax years prior to 2017 are closed to examination and audit adjustments under the applicable statute of limitations. The Company is currently not under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2020 and 2019.

As of December 31, 2020, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2020 and 2019. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2020, 2019 and 2018. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2020.

The following companies are included in the consolidated return filing:

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Clear Spring Health Resources, Inc.

•	Clear Spring Health (IL), Inc.

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Eon Health, Inc (GA)

•	Eon Health, Inc. (SC)

•	Community Care Alliance of Illinois, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

A written tax allocation agreement has been approved by, or is pending approval from, the state of domicile of each participating insurance company or health maintenance organization. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

13.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

As of December 31, 2020 and 2019, the Company had 6,001 shares issued, authorized and outstanding with a par value of $350 per share.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company’s ability to pay dividends is subject to certain statutory restrictions. The New York Insurance Law permits a domestic stock life insurer to distribute dividends out of earned surplus without prior notice to the Superintendent of the Department when the aggregate amount of such dividends in a calendar year does not exceed the greater of a.) 10% of its surplus to policyholders as of the immediately preceding year or b.) its net gain from operations, excluding realized capital gains, and not to exceed 30% of its surplus to policyholders, so long as the net gain from operations excluding realized capital gains for the immediately preceding year is not negative. Alternatively, a domestic stock life insurance company may distribute dividends without prior notice to the Superintendent when the total amount of such dividends does not exceed the lesser of a.) 10% of its surplus to policyholders as of the immediately preceding year or b.) its net gain from operations of the immediately preceding year, not including realized capital gains. The Superintendent may limit or disallow a distribution of dividends if an insurer’s surplus to policyholders is not reasonable in relation to the company’s outstanding liabilities or if the company is financially distressed. In addition, for a period of five years following the Sale Transaction on August 2, 2013, any dividend or distribution required the prior written consent of the Department. This restriction expired on August 2, 2018.

The Company did not pay any dividends in 2020 or 2019. In December 2018, the Company paid an ordinary dividend of $20.3 million to DLIC.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains/losses, excluding deferred taxes, was approximately $1.6 million at December 31, 2020 and 2019.

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company met the minimum RBC requirements at December 31, 2020 and 2019.

In addition, the Company is required to maintain its Total Adjusted Capital in an amount not less than 450% of Authorized Control Level RBC (“ACL RBC”) within the meaning of New York Insurance Law §1322 for a period of seven years following the Sale Transaction on August 2, 2013. If the Company’s ACL RBC falls below this minimum, additional contributions of capital are required to be made such that the Company’s ACL RBC level is restored to a minimum of 450%. In connection with the Sale Transaction, a trust account was established to ensure a source of funds for any such required capital contributions. The Company’s ACL RBC exceeded 450% at December 31, 2020 and 2019.

14.	COMMITMENTS AND CONTINGENT LIABILITIES

Regulatory and industry developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by the state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $1.5 million and $3.3 million for guaranty fund assessments as of December 31, 2020 and 2019, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2020 and 2019, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial position, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pursuant to the terms of the Sale Transaction, the acquired companies, including the Company, and their respective affiliates are indemnified from and against (i) breach of customary representations, warranties and covenants of the sellers and (ii) other specified matters, including losses arising from pending or threatened litigation as of the closing of the Sale Transaction (August 2, 2013), certain excluded assets that were transferred from the acquired companies to the sellers’ affiliates at or prior to closing of the Sale Transaction, including the group insurance business previously conducted by the Company, certain environmental liabilities, and certain liabilities arising under unclaimed property laws.

Pledged or Restricted Assets

The following assets were restricted at December 31, 2020 and reported in the current financial statements:

•	Certain bonds were on deposit with governmental authorities as required by law.

•	Certain cash deposits were held in a mortgage escrow account (see “Other restricted assets” below).

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following are restricted assets (including pledged assets):

Gross Restricted
(In Thousands)
										Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2020 Total	2019 Total	Increase/ (Decrease)	Total 2020 Non- Admitted Restricted	Total 2020 Admitted Restricted	Gross Admitted and Non- Admitted Restricted Total Assets	Admitted Restricted to Total Admitted Assets
On Deposit with States	$406	$—	$—	$—	$406	$406	$—	$—	$406	0.02%	0.02%
Other Restricted Assets	79	—	—	—	79	129	(50)	—	79	0.00%	0.00%

Total Restricted Assets	$485	$—	$—	$—	$485	$535	$(50)	$—	$485	0.02%	0.02%

The following are other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

	Gross Restricted
(In Thousands)
	Current Year								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2020 Total	2019 Total	Increase/ (Decrease)	Total 2020 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Mortgage Escrow	$79	$—	$—	$—	$79	$129	$(50)	$79	0.00%	0.00%

Total	$79	$—	$—	$—	$79	$129	$(50)	$79	0.00%	0.00%

Lease commitments

Effective February 15, 2014, the Company entered into a month-to-month lease agreement for its office in New York, New York. The monthly rental expense is approximately $3.3 thousand for this lease. The lease agreement terminated in April 2019.

Effective October 31, 2016, the Company entered into a lease agreement for an additional New York office that expires on January 31, 2021. Effective September 9, 2020, the Company renewed the lease with an expiration date of July 31, 2022. Rental expenses for 2020, 2019 and 2018 were $0.8 million, $0.8 million and $0.7 million, respectively, for this lease.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

At December 31, 2020, the minimum aggregate rental commitments were as follows:

Year Ending December 31	(In Thousands) Operating Leases
2021	$706
2022	413
2023	—
2024	—
2025	—
Aggregate Total All Future Years	$—

15.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics, separately for General Account products and Separate Account Nonguaranteed products were as follows at December 31, 2020 (in thousands):

General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life
c Universal Life with Secondary Guarantees	169,144	156,163	559,354
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	1,573	1,569	1,684
j Miscellaneous Reserves	1,093	1,093	1,292

Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	1
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	—
d Disability - Disabled Lives	XXX	XXX	3,094
e Miscellaneous Reserves	XXX	XXX	64,640
Total (gross: direct + assumed)	171,810	158,825	630,065

Reinsurance Ceded	169,144	156,163	627,494

Total	$2,666	$2,662	$2,571

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	6,943	6,943	6,889
j Miscellaneous Reserves	—	—	—

Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
Total (gross: direct + assumed)	6,943	6,943	6,889

Reinsurance Ceded	—	—	—

Total	$6,943	$6,943	$6,889

The Company had no life Separate Account products with Guarantees at December 31, 2020.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics, separately for General Account products and Separate Account Nonguaranteed products were as follows at December 31, 2019:

General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life
c Universal Life with Secondary Guarantees	166,748	151,790	535,962
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	1,510	1,504	1,533
j Miscellaneous Reserves	1,077	1,077	1,280

Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	1
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	3,566
e Miscellaneous Reserves	XXX	XXX	63,274
Total (gross: direct + assumed)	169,335	154,371	605,616

Reinsurance Ceded	166,748	151,790	603,041

Total	$2,587	$2,581	$2,575

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	6,384	6,384	6,327
j Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
Total (gross: direct + assumed)	6,384	6,384	6,327

Reinsurance Ceded	—	—	—

Total	$6,384	$6,384	$6,327

The Company had no life Separate Account products with Guarantees at December 31, 2019.

16.	SUBSEQUENT EVENTS

The Company has evaluated events or transactions that occurred from January 1, 2021 to April 28, 2021, the date the financial statements were available to be issued. The Company is not aware of any Type I or Type II events or transactions that occurred subsequent to December 31, 2020 having a material effect on the financial statements.